SEMI-ANNUAL REPORTS OF
                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                            SCUDDER VARIABLE SERIES I
                  AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
                        CALVERT SOCIAL BALANCED PORTFOLIO
                   FIDELITY INVESTMENTS(R) VARIABLE INSURANCE
                                 PRODUCTS FUNDS:
                             EQUITY-INCOME PORTFOLIO
                              CONTRAFUND PORTFOLIO
                           AND ASSET MANAGER PORTFOLIO

                                  JUNE 30, 2002


This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS
                                                                            Page
                                                                            ----

Semi-Annual Report of Mutual of America Investment Corporation
   President's Message ....................................................    1
   Portfolio Management Discussions .......................................    2
   Portfolio of Investments in Securities:
     Money Market Fund ....................................................   10
     All America Fund .....................................................   11
     Equity Index Fund ....................................................   19
     Mid-Cap Equity Index Fund ............................................   24
     Bond Fund ............................................................   28
     Short-Term Bond Fund .................................................   32
     Mid-Term Bond Fund ...................................................   35
     Composite Fund .......................................................   37
     Aggressive Equity Fund ...............................................   42
   Statement of Assets and Liabilities ....................................   44
   Statement of Operations ................................................   45
   Statements of Changes in Net Assets ....................................   46
   Financial Highlights ...................................................   48
   Notes to Financial Statements ..........................................   56

Semi-Annual Report of Scudder Variable Series I

Semi-Annual Report of VP Capital Appreciation Fund of American Century Variable Portfolios, Inc.

Semi-Annual Report of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc.

Semi-Annual  Report of Fidelity  Investments  Variable Insurance Products Funds:
Equity-Income Portfolio

Semi-Annual  Report of Fidelity  Investments  Variable Insurance Products Funds:
Contrafund Portfolio

Semi-Annual  Report of Fidelity  Investments  Variable Insurance Products Funds:
Asset Manager Portfolio

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

     The Mutual of America Investment Corporation results for the year ending December 31, 2001 are presented within this report.

     The year 2002 has presented serious challenges to the American economy. The country has been recovering from both last September's terrorist acts and an economic recession. The U.S. economy reportedly grew at an annual rate of 6.1 percent during the first quarter of 2002, although that figure has since been adjusted downward. Regardless of the actual number, optimism was abundant among economists for a continued recovery, with projections of 2.3 percent growth (annualized) for the quarter ended June 30. Instead, Gross Domestic Product grew at an annual rate of only 1.1 percent during the quarter. Consumers, concerned by the sluggish job market and persistent unemployment among those looking for jobs, have put the brakes on spending, one of the pillars that has supported the economy during its downturn.

     The Federal government's financing needs have increased, due to economic factors and the looming deficit (as compared to last year's surplus). Recent Treasury auctions have been larger than prior years, yet have been very well received. The Federal Reserve cut short-term rates drastically in 2001, with the Fed Funds rate targeted at a 40-year low of 1.75 percent. Longer rates have been steadier, despite the discontinuance of the sale of 30-year Treasury bonds. The 10-year bond (at 4.8 percent at the end of June) was yielding only slightly less than its 5 percent yield at the end of last December

     For the first six months of 2002, the Standard & Poor's 500 Stock Index was down 13.2 percent and the Nasdaq was down 24.9 percent. Concern over the profit potential of most companies, coupled with a few large, widely publicized management scandals, has made investors very wary.

     Compared to their benchmarks, the equity fund's performance has been relatively favorable, despite the uncertain economic climate and tumultuous fluctuations in the marketplace. The portfolio managers will continue to exert diligence in managing the assets under their control.

      The total return performance for each of the Mutual of America Investment Corporation Funds is reflected below.

                   Total Returns-- Six Months to June 30, 2002

      Money Market Fund ................................           + 0.7%
      All America Fund .................................           -10.3%
      Equity Index Fund ................................           -13.2%
      Mid-Cap Equity Index Fund ........................           - 3.6%
      Bond Fund ........................................           + 2.5%
      Short-Term Bond Fund .............................           + 2.6%
      Mid-Term Bond Fund ...............................           + 3.4%
      Composite Fund ...................................           - 2.8%
      Aggressive Equity Fund ...........................           + 0.8%

     The above total return performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

      On the pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

     o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

     o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

     o    Historical   performance  compared  with  an  appropriate  index.

     The portfolios of each Fund and financial statements are presented in the pages which then follow.

     Thank you for your continued investment in our Funds.

                                       Sincerely,

                                       /s/ Dolores J. Morrissey
                                       -----------------------------------------
                                       Dolores J. Morrissey
                                       Chairman of the Board and President,
                                       Mutual of America Investment Corporation

                                MONEY MARKET FUND

     The Money Market Fund's investment objective is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high-quality commercial paper, the Fund returned 2.2% for the 12 months ended June 30, 2002. Short-term rates declined substantially during this period, as the Federal Reserve Board lowered the Federal Funds rate from 3.75% to 1.75% in an attempt to stimulate the economy. The seven-day effective yield as of August 20, 2002 is 1.5%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

                                ALL AMERICA FUND

     The past year has been one of drama and challenge for the U.S. equity market. Investors had to cope not only with acts of terrorism, but with the threat of additional terrorist actions. Along with a profit recession, accounting scandals and several high-profile, alleged management misdeeds, these issues have cast a pall on the market, despite a very strong economic rebound in the first quarter, followed by continued, albeit slower, growth in the second quarter. Valuation concerns during a period of uncertain growth and little corporate visibility into the future are likely to blame for the market's inability to maintain upward momentum. The stock market continues to perform in an orderly, although volatile, manner, despite all the issues facing it.

     The investment objective of the All America Fund is to outperform the Standard & Poor's 500 Index. The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500 Index, with the remaining 40% actively managed, using four different investment approaches. The actively managed portion of the Fund is approximately equally distributed among large-cap growth, small-cap growth, large-cap value and small-cap value. Mutual of America Capital Management Corporation manages the value assets and the small-cap growth assets. A sub-advisor manages the large-cap growth assets.

     The Fund's return for the 12 months ended June 30, 2002 was -17.5% versus the benchmark return of -18.0%. Each internally managed portion of the Fund outperformed its respective benchmark, while the one sub-advisor lagged its benchmark.

                         GROWTH OF A $10,000 INVESTMENT

      [THE FOLLOWING INFORMATION DEPICTS THE GRAPH WHICH APPEARS ON PAGE 2]

                   All America
 Dates                 Fund             S & P 500
 -----                 ----             ---------
6/30/92 .........     10,000              10,000
6/30/93 .........     11,369              11,363
6/30/94 .........     11,415              11,521
6/30/95 .........     14,574              14,524
6/30/96 .........     18,178              18,301
6/30/97 .........     23,281              24,651
6/30/98 .........     28,872              32,086
6/30/99 .........     34,367              39,386
6/30/00 .........     40,430              42,237
6/30/01 .........     32,877              35,973
6/30/02 .........     27,111              29,502

----------------------------------------------------
                  All America Fund
                  ----------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/02             $10,000      lative     Annual
----------------------------------------------------
 1 Year               $8,246       -17.5%   -17.5%
 5 Years             $11,645        16.5%     3.1%
 Since 5/2/94*       $23,215       132.1%    10.9%
 10 Years            $27,111       171.1%    10.5%
----------------------------------------------------

----------------------------------------------------
                  S & P 500 INDEX
                  ---------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/02             $10,000      lative     Annual
----------------------------------------------------
 1 Year               $8,201       -18.0%    -18.0%
 5 Years             $11,967        19.7%      3.7%
 Since 5/2/94        $25,263       152.6%     12.0%
 10 Years            $29,502       195.0%     11.4%
----------------------------------------------------

* Prior to May 2, 1994, the Fund was known as the Stock Fund, had a different investment objective and did not have any subadvisers. Performance data which includes periods prior to 5/2/94, reflects performance results achieved in accordance with the previous objective of the Fund.

     The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                EQUITY INDEX FUND

     The past year has been one of drama and challenge for the U.S. equity market. Investors had to cope not only with acts of terrorism, but with the threat of additional terrorist actions. Along with a profit recession, accounting scandals and several high-profile, alleged management misdeeds, these issues have cast a pall on the market, despite a very strong economic rebound in the first quarter, followed by continued, albeit slower, growth in the second quarter. Valuation concerns during a period of uncertain growth and little corporate visibility into the future are likely to blame for the market's inability to maintain upward momentum. The stock market continues to perform in an orderly, although volatile, manner, despite all the issues facing it.

     The Equity Index Fund invests in the 500 stocks that comprise the S&P 500 Index. The S&P 500 Index is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in this Index tend to be market leaders. In July 2002, Standard & Poor's changed the composition of the Index by removing seven foreign companies (five Canadian and two European), replacing them with seven firms headquartered in the U.S. For the 12 months ended June 30, 2002, only two sectors -- consumer staples and materials -- had positive returns. The weakest sectors were telecom and technology, as the once almost-infinite growth stories evaporated. Market trends will likely remain uncertain until there is better corporate profit visibility and a recovery (or at least a hint of a recovery) in capital expenditure spending.

     The Fund's performance for the 12 months ended June 30, 2002 was -18.1%, in line with the benchmark return of -18.0%.

                         GROWTH OF A $10,000 INVESTMENT

      [THE FOLLOWING INFORMATION DEPICTS THE GRAPH WHICH APPEARS ON PAGE 3]


Dates             Equity Index Fund           S & P 500
-----             -----------------           ---------
2/5/93 .........       10,000                  10,000
6/30/93 ........       10,116                  10,153
6/30/94 ........       10,266                  10,294
6/30/95 ........       12,915                  12,978
6/30/96 ........       16,183                  16,352
6/30/97 ........       21,789                  22,026
6/30/98 ........       28,276                  28,669
6/30/99 ........       34,723                  35,191
6/30/00 ........       37,174                  37,739
6/30/01 ........       31,620                  32,142
6/30/02 ........       25,882                  26,360


-----------------------------------------------------
                 Equity Index Fund
                 -----------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/02             $10,000      lative     Annual
-----------------------------------------------------
 1 Year               $8,185       -18.1%    -18.1%
 5 Years             $11,879        18.8%      3.5%
 Since 2/5/93
  (Inception)        $25,882       158.8%     10.6%
-----------------------------------------------------

-----------------------------------------------------
                 S & P 500 Index
                 ---------------
                                   Total Return
 Period              Growth        ------------
 Ended                 of          Cumu-     Average
 6/30/02             $10,000      lative     Annual
-----------------------------------------------------
 1 Year               $8,201       -18.0%    -18.0%
 5 Years             $11,967        19.7%      3.7%
 Since 2/5/93
  (Inception)        $26,360       163.6%     10.9%
-----------------------------------------------------

     The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                           MID-CAP EQUITY INDEX FUND

     The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400 Index. The Index is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

     The S&P MidCap 400 Index outperformed the companies within the large-cap S&P 500 Index, continuing a recent trend. The Mid-Cap Equity Index Fund's performance for the 12-month period ended June 30, 2002 was -5.4% versus the -4.7% return of the S&P MidCap 400 Index. Mid-cap futures do not trade as precisely as larger-cap instruments, so the cash flows in and out of the Fund can have a large impact on performance, which. therefore, may vary from the benchmark.

                         GROWTH OF A $10,000 INVESTMENT

      [THE FOLLOWING INFORMATION DEPICTS THE GRAPH WHICH APPEARS ON PAGE 4]

Dates                  Mid Cap Eq.Index Fund            S & P 500
-----                  ---------------------            ---------
5/3/99 .............          10,000                     10,000
6/30/99 ............          10,409                     10,581
6/30/00 ............          12,079                     12,377
6/30/01 ............          13,143                     13,475
6/30/02                       12,439                     12,839


----------------------------------------------------
             Mid-Cap Equity Index Fund
             -------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/02             $10,000      lative     Annual
----------------------------------------------------
 1 Year               $9,464        -5.4%     -5.4%
 Since 5/3/99
  (Inception)        $12,439        24.4%      7.2%
----------------------------------------------------

----------------------------------------------------
             S & P MidCap 400 Index
             ----------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/02             $10,000      lative     Annual
----------------------------------------------------
 1 Year               $9,528        -4.7%     -4.7%
 Since 5/3/99
  (Inception)        $12,839        28.4%      8.2%
----------------------------------------------------

     The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                    BOND FUND

     The Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield more than U.S. Treasury issues. For the 12 months ending June 30, 2002, the Fund returned 5.4%. The Fund's benchmark, the Lehman Brothers Aggregate Bond Index returned 8.6% and the Lehman Brothers Government/Credit Index, which is over 50% invested in U.S. Government issues returned 8.2% for the same period. The Fund continued to underweight government securities and emphasized higher yielding, but more volatile, corporate issues. This volatility has risen to unprecedented levels, due to a weakening domestic economy and well-publicized accounting and corporate governance issues. As these are resolved, expect corporate bond prices to rise and yield relationships to revert to historical ranges. This will enable the Fund to outperform the more stable issues that dominate the Lehman Brothers Aggregate Bond and Government/Credit Bond indices.

     The Bond Fund has recently increased its holdings of mortgage-backed securities, based on market conditions and a growing preference for portfolios that are diversified among government, corporate and mortgage-backed securities. Consequently, the comparative index for the Fund has been changed to the Lehman Brothers Aggregate Bond Index, which includes a significant mortgage-backed securities component.

     The Fund's previous benchmark, the Lehman Brothers Government/Credit Bond Index, does not include any mortgage-backed securities.

                         GROWTH OF A $10,000 INVESTMENT

      [THE FOLLOWING INFORMATION DEPICTS THE GRAPH WHICH APPEARS ON PAGE 5]

 Dates               Bond Fund        Lehman AGBI          Lehman GCI
 -----               ---------        -----------          ----------
6/30/92 ..........     10,000           10,000              10,000
6/30/93 ..........     11,539           11,178              11,314
6/30/94 ..........     11,508           11,032              11,150
6/30/95 ..........     13,016           12,416              12,574
6/30/96 ..........     13,708           13,038              13,159
6/30/97 ..........     14,758           14,102              14,179
6/30/98 ..........     16,467           15,588              15,779
6/30/99 ..........     16,679           16,076              16,205
6/30/00 ..........     17,254           16,809              16,900
6/30/01 ..........     19,169           18,697              18,783
6/30/02 ..........     20,209           20,311              20,330


----------------------------------------------------
                   Bond Fund
                   ---------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/02            $10,000       lative     Annual
----------------------------------------------------
 1 Year              $10,543         5.4%      5.4%
 5 Years             $13,694        36.9%      6.5%
 10 Years            $20,209       102.1%      7.3%
----------------------------------------------------

----------------------------------------------------
         Lehman Bros. Aggregate Bond Index
         ---------------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/02            $10,000       lative     Annual
----------------------------------------------------
 1 Year              $10,863         8.6%      8.6%
 5 Years             $14,402        44.0%      7.6%
 10 Years            $20,311       103.1%      7.3%
----------------------------------------------------

----------------------------------------------------
          Lehman Bros. Gov't/Corp Bond Index
          ------------------------------------
                                     Total Return
Period              Growth           ------------
Ended                 of          Cumu-      Average
6/30/2002          $10,000        lative      Annual
----------------------------------------------------
1 Year             $10,824         8.2%        8.2%
5 Years            $14,337        43.4%        7.5%
10 Years           $20,331       103.3%        7.4%
----------------------------------------------------


     The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of each Index does not.

                              SHORT-TERM BOND FUND

     The Short-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, which yield more than U.S. Treasury issues. The Fund's strategy focuses on tightly structured U.S. Government agency mortgage securities, which are normally less volatile than other securities of similar maturity. Over the 12-month period, the yield on three-year Treasury issues declined from 4.69% to 2.80%. The positive influence of its return on the Index overwhelmed the higher current yield enjoyed by the Fund with its holdings of less volatile securities. The yield curve is unusually steep and is expected to flatten over the next 12 months, resulting in favorable returns for the Fund relative to the Index. The Fund returned 6.1% for the 12 months ended June 30, 2002, compared to its benchmark, the Salomon Brothers 1-3 Year Bond Index, which returned 6.8% for the same period.

                         GROWTH OF A $10,000 INVESTMENT

      [THE FOLLOWING INFORMATION DEPICTS THE GRAPH WHICH APPEARS ON PAGE 6]

Dates                Short Term Bond             Sal Br.1-3
-----                ---------------             ----------
2/5/93 ...........       10,000                    10,000
6/30/93 ..........       10,240                    10,232
6/30/94 ..........       10,439                    10,406
6/30/95 ..........       11,066                    11,206
6/30/96 ..........       11,625                    11,824
6/30/97 ..........       12,324                    12,605
6/30/98 ..........       13,056                    13,468
6/30/99 ..........       13,706                    14,165
6/30/00 ..........       14,457                    14,867
6/30/01 ..........       15,689                    16,298
6/30/02 ..........       16,644                    17,407


----------------------------------------------------
                 Short-Term Bond Fund
                 --------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/02             $10,000      lative     Annual
----------------------------------------------------
 1 Year              $10,609         6.1%      6.1%
 5 Years             $13,506        35.1%      6.2%
 Since 2/5/93
  (Inception)        $16,644        66.4%      5.6%
----------------------------------------------------

----------------------------------------------------
           Salomon Bros. 1-3 Year Bond Index
           ---------------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/02             $10,000      lative     Annual
----------------------------------------------------
 1 Year              $10,680         6.8%      6.8%
 5 Years             $13,808        38.1%      6.7%
 Since 2/5/93
  (Inception)        $17,407        74.1%      6.1%
----------------------------------------------------

     The line representing the performance return of the Short-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                               MID-TERM BOND FUND

     The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield more than U.S. Treasury issues. The spreads against Treasuries widened considerably during the first half of 2002, detracting appreciably from total return for the year. For the 12 months ended June 30, 2002, the Fund returned 8.1% compared to the Salomon Brothers 3-7 Year Bond Index, which returned 8.6%.

                         GROWTH OF A $10,000 INVESTMENT

      [THE FOLLOWING INFORMATION DEPICTS THE GRAPH WHICH APPEARS ON PAGE 7]

Dates                   Mid Term Bond               Sal Br.3-7
-----                   -------------               ----------
2/5/93 ..............      10,000                     10,000
6/30/93 .............      10,457                     10,460
6/30/94 .............      10,302                     10,399
6/30/95 .............      11,469                     11,561
6/30/96 .............      11,947                     12,122
6/30/97 .............      12,864                     13,025
6/30/98 .............      13,850                     14,213
6/30/99 .............      14,315                     14,820
6/30/00 .............      14,713                     15,411
6/30/01 .............      16,038                     17,238
6/30/02 .............      17,343                     18,720


----------------------------------------------------
                 Mid-Term Bond Fund
                 ------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/02             $10,000      lative     Annual
----------------------------------------------------
 1 Year              $10,814         8.1%      8.1%
 5 Years             $13,482        34.8%      6.2%
 Since 2/5/93
  (Inception)        $17,343        73.4%      6.0%
----------------------------------------------------

----------------------------------------------------
          Salomon Bros. 3-7 Year Bond Index
          ---------------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/02             $10,000      lative     Annual
----------------------------------------------------
 1 Year              $10,860         8.6%      8.6%
 5 Years             $14,371        43.7%      7.5%
 Since 2/5/93
  (Inception)        $18,720        87.2%      6.9%
----------------------------------------------------

     The line representing the performance return of the Mid-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                 COMPOSITE FUND

     The Composite Fund invests in a diversified portfolio of common stocks and fixed income securities seeking appreciation and current income. The equity portion of the Fund invests in stocks within the S&P 500 Index. Approximately 25 of the largest stocks by market capitalization will have representation in the Fund along with additional stocks, with the total owned usually falling between 75-100 companies. The bond portion of the Fund invests primarily in corporate and U.S. Government agency issues, which yield more than U.S Treasury securities.

     For the 12 months ended June 30, 2002, the Lehman Brothers Government/Credit Bond Index returned 8.2%, the Lehman Brothers Aggregate Bond Index returned 8.6% and the S&P 500 Index returned -18.0%. The Composite Fund returned -9.7%.

     In the past year, interest rates have remained low as a result of Federal Reserve actions and investor uncertainty regarding the stock market. A number of bankruptcies, particularly in the telecommunications sector, have tested investor resilience. Investor time horizons are short and rising gains (as a group) are quickly taken, making it difficult to establish new sector leadership. The specter of questionable accounting and management practices should continue to affect the market.

     The fixed-income component of the Composite Fund has recently increased its holdings of mortgage-backed securities, based on market conditions and a growing for portfolios that are diversified among government, corporate and mortgage-backed securities. Consequently, the comparative index for the fixed-income component has been changed to the Lehman Brothers Aggregate Bond Index, which includes a significant mortgage-backed securities component. The fixed-income component's previous benchmark, the Lehman Brothers Government/Credit Bond Index, does not include any mortgage-backed securities.

                         GROWTH OF A $10,000 INVESTMENT

      [THE FOLLOWING INFORMATION DEPICTS THE GRAPH WHICH APPEARS ON PAGE 8]

Dates          Composite Fund  Lehman ABGI  S&P 500  Sal 3 Mo T Bill  Lehman GCI
-----          --------------  -----------  -------  ---------------  ----------
6/30/1992 ....     10,000        10,000      10,000      10,000         10,000
6/30/1993 ....     11,846        11,178      11,363      10,314         11,314
6/30/1994 ....     11,678        11,032      11,521      10,660         11,150
6/30/1995 ....     13,309        12,416      14,524      11,233         12,574
6/30/1996 ....     15,139        13,038      18,301      11,844         13,159
6/30/1997 ....     17,371        14,102      24,651      12,467         14,179
6/30/1998 ....     20,934        15,588      32,086      13,119         15,779
6/30/1999 ....     23,041        16,076      39,385      13,738         16,205
6/30/2000 ....     25,176        16,809      42,237      14,466         16,880
6/30/2001 ....     23,958        18,697      35,973      15,282         18,783
6/30/2002 ....     21,624        20,311      29,502      15,658         20,330

----------------------------------------------------
                 Composite Fund
                 --------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/02             $10,000      lative     Annual
----------------------------------------------------
 1 Year               $9,026        -9.7%     -9.7%
 5 Years             $12,449        24.5%      4.5%
 10 Years            $21,624       116.2%      8.0%
----------------------------------------------------

----------------------------------------------------
                  S & P 500 Index
                  ---------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/02             $10,000      lative     Annual
----------------------------------------------------
 1 Year               $8,201       -18.0%    -18.0%
 5 Years             $11,967        19.7%      3.7%
 10 Years            $29,501       195.0%     11.4%
----------------------------------------------------

----------------------------------------------------
        Lehman Bros. Aggregate Bond Index
        ---------------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/02             $10,000      lative     Annual
----------------------------------------------------
 1 Year              $10,863         8.6%      8.6%
 5 Years             $14,402        44.0%      7.6%
 10 Years            $20,311       103.1%      7.3%
----------------------------------------------------

----------------------------------------------------
       Salomon Bros. 3 - Month T-Bill Index
       ------------------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/02             $10,000      lative     Annual
----------------------------------------------------
 1 Year              $10,426         2.5%      2.5%
 5 Years             $12,559        25.6%      4.7%
 10 Years            $15,658        56.6%      4.6%
----------------------------------------------------

----------------------------------------------------
       Lehman Bros. Gov't / Corp Bond Index
       ------------------------------------
                                       Total Return
Period              Growth             ------------
Ended                 of           Cumu-     Average
6/30/2002          $10,000        lative     Annual
----------------------------------------------------
1 Year             $10,824         8.2%        8.2%
5 Years            $14,402         43.4%       7.5%
10 Years           $20,311        103.3%       7.4%
----------------------------------------------------

     The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return lines of the Indexes does not.

                             AGGRESSIVE EQUITY FUND

     For the 12 months ended June 30, 2002, small-cap stocks continued to outperform large-cap stocks, due, perhaps, to investors seeking companies with better valuations and less controversy. Within the Russell 2000(R) Index, value outperformed growth by a significant margin for the period. Small caps, however, did not totally escape macro issues affecting the market, as reflected in the negative returns for the Russell 2000(R) Growth Index. For the one-year period ended June 30, 2002, the sectors with positive performance were consumer staples, financials, consumer discretionary, auto and transportation, and materials and processing. While a higher-than-average number of companies have reported better-than-expected earnings, the market has not responded to this news -- the lack of long-term profit visibility suggests that a recovery could be only tentative.

     The objective of the Aggressive Equity Fund is capital appreciation through investing in both growth and value stocks, with the respective weightings to be determined by market conditions. Over the 12-month period ended June 30, 2002, the Fund returned -3.8% versus the -8.6% return for the Russell 2000(R) Index.

                         GROWTH OF A $10,000 INVESTMENT

      [THE FOLLOWING INFORMATION DEPICTS THE GRAPH WHICH APPEARS ON PAGE 9]

Dates                         Aggressive Equity             S & P 500
-----                         -----------------             ---------
5/2/94 ....................       10,000                      10,000
6/30/94 ...................        9,781                       9,479
6/30/95 ...................       12,541                      11,474
6/30/96 ...................       16,930                      13,832
6/30/97 ...................       21,068                      16,091
6/30/98 ...................       22,859                      18,746
6/30/99 ...................       22,864                      19,027
6/30/00 ...................       31,812                      21,754
6/30/01 ...................       28,384                      21,898
6/30/02 ...................       27,301                      20,014


----------------------------------------------------
              Aggressive Equity Fund
              ----------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/02             $10,000      lative     Annual
----------------------------------------------------
 1 Year               $9,618        -3.8%     -3.8%
 5 Years             $12,958        29.6%      5.3%
 Since 5/2/94
  (Inception)        $27,301       173.0%     13.1%
----------------------------------------------------

----------------------------------------------------
               Russell 2000 Index
               ------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/02             $10,000      lative     Annual
----------------------------------------------------
 1 Year               $9,140        -8.6%     -8.6%
 5 Years             $12,437        24.4%      4.5%
 Since 5/2/94
  (Inception)        $20,014       100.1%      8.9%
----------------------------------------------------

     The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           June 30, 2002 (Unaudited)

                                              Discount                    Face        Amortized
                                    Rating*     Rate    Maturity         Amount          Cost
                                    -------   --------  ---------      ----------   ------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (100%)
   7-Eleven, Inc. ...............   A1+/P1      1.83%    07/16/02     $ 1,200,000   $ 1,198,961
   7-Eleven, Inc. ...............   A1+/P1      1.81     07/17/02       2,000,000     1,998,186
   7-Eleven, Inc. ...............   A1+/P1      1.81     08/09/02         781,000       779,388
   Alcoa, Inc. ..................   A1/P1       1.75     07/12/02       1,237,000     1,236,217
   Archer Daniels Midland .......   A1/P1       1.77     08/20/02         986,000       983,477
   Archer Daniels Midland .......   A1/P1       1.75     09/10/02       2,276,000     2,267,719
   Archer Daniels Midland .......   A1/P1       1.77     09/10/02         309,000       307,876
   Abbott Laboratories ..........   A1+/P1      1.74     08/21/02       2,447,000     2,440,729
   Alabama Power Company ........   A1/P1       1.77     07/16/02       2,263,000     2,261,106
   Alabama Power Company ........   A1/P1       1.76     07/23/02       1,700,000     1,698,004
   American Express Credit Corp.    A1/P1       1.76     07/09/02       2,200,000     2,198,922
   American Express Credit Corp.    A1/P1       1.75     08/23/02       1,200,000     1,196,791
   American Express Credit Corp.    A1/P1       1.76     08/14/02         219,000       218,507
   Bayer Corporation ............   A1/P1       1.78     07/23/02       3,700,000     3,695,599
   Bemis Co. ....................   A1/P1       1.76     07/11/02       1,300,000     1,299,236
   Becton Dickinson & Co. .......   A1/P1       1.80     08/05/02         295,000       294,454
   Citicorp .....................   A1+/P1      1.76     08/16/02       3,700,000     3,691,314
   Coca-Cola Enterprises ........   A1/P1       1.75     07/08/02       1,019,000     1,018,553
   Coca-Cola Enterprises ........   A1/P1       1.83     07/08/02         785,000       784,640
   Coca-Cola Enterprises ........   A1/P1       1.73     07/17/02       2,000,000     1,998,267
   Donnelley (R.R.) & Sons ......   A1/P1       1.75     07/18/02       2,476,000     2,473,712
   Emerson Electric Co. .........   A1/P1       1.77     07/03/02       2,285,000     2,284,550
   Emerson Electric Co. .........   A1/P1       1.79     07/03/02         434,000       433,913
   Emerson Electric Co. .........   A1/P1       1.74     08/21/02       1,000,000       997,437
   Executive Jet, Inc. ..........   A1+/P1      1.77     07/09/02       3,000,000     2,998,521
   Executive Jet, Inc. ..........   A1+/P1      1.78     07/10/02         600,000       599,673
   Gannett Co. ..................   A1/P1       1.77     07/02/02       2,200,000     2,199,674
   General Electric Capital Corp.   A1+/P1      1.77     07/09/02         333,000       332,836
   General Electric Capital Corp.   A1+/P1      1.77     07/10/02       2,808,000     2,806,477
   General Electric Capital Corp.   A1+/P1      1.78     08/05/02         850,000       848,443
   Household Finance Corp. ......   A1/P1       1.77     07/12/02       3,313,000     3,310,877
   International Lease Fin. Corp.   A1+/P1      1.76     07/09/02         580,000       579,716
   International Lease Fin. Corp.   A1+/P1      1.77     07/01/02       3,156,000     3,155,689
   Novartis Finance Corp. .......   A1+/P1      1.75     07/18/02       2,003,000     2,001,148
   National Rural Utilities .....   A1/P1       1.82     07/09/02         700,000       699,646
   National Rural Utilities .....   A1/P1       1.79     07/19/02       3,400,000     3,396,616
   Nestle Capital Corp. .........   A1+/P1      1.75     08/05/02       1,500,000     1,497,299
   Pitney Bowes, Inc. ...........   A1+/P1      1.76     08/05/02       3,800,000     3,793,117
   SBC Communications, Inc. .....   A1+/P1      1.77     07/08/02       1,322,000     1,321,414
   SBC Communications, Inc. .....   A1+/P1      1.78     07/18/02       2,274,000     2,271,858
   Schering Corporation .........   A1+/P1      1.75     07/08/02       1,005,000     1,004,560
   South Carolina E&G ...........   A1/P1       1.77     07/22/02       3,000,000     2,996,602
   Toyota Motor Credit Corp. ....   A1+/P1      1.75     07/08/02       1,000,000       999,562
   Toyota Motor Credit Corp. ....   A1+/P1      1.72     07/11/02       2,000,000     1,998,851
   Toyota Motor Credit Corp. ....   A1+/P1      1.76     07/16/02         897,000       896,254
   Unilever Capital Corp. .......   A1/P1       1.72     07/02/02       2,300,000     2,299,670
   Verizon Network Funding ......   A1+/P1      1.79     07/16/02       3,600,000     3,596,950
   Wal-Mart Stores, Inc. ........   A1+/P1      1.74     08/06/02       2,239,000     2,234,883
   Washington Post Co. ..........   A1/P1       1.78     07/15/02       3,700,000     3,697,064
   Wisconsin Electric Fuel Tr ...   A1/P1       1.82     07/12/02         731,000       730,518
                                                                                    -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $90,025,696) 100% .....                                                   $90,025,476
                                                                                    ===========

-----------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investors Service, Inc.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           June 30, 2002 (Unaudited)

                                                         Shares        Value
                                                        -------     ------------
INDEXED ASSETS:
COMMON STOCKS
  3M Company .................................           12,609     $  1,550,907
  ADC Telecommunications, Inc.* ..............           25,528           58,459
  AES Corp.* .................................           17,142           92,910
  Alcoa, Inc. ................................           27,257          903,570
  AMR Corp.* .................................            4,979           83,946
  AOL Time Warner, Inc.* .....................          143,167        2,105,987
  AT&T Corp. .................................          122,136        1,306,855
  AT&T Corp.* ................................           87,013          509,026
  Abbott Laboratories ........................           50,178        1,889,202
  Ace, Ltd.* .................................            8,345          263,702
  Adobe Systems, Inc. ........................            7,621          217,199
  Advanced Micro Devices, Inc.* ..............           10,928          106,220
  Aetna, Inc. ................................            4,654          223,252
  Aflac, Inc. ................................           16,658          533,056
  Agilent Technologies, Inc.* ................           14,912          352,669
  Air Products & Chemicals, Inc. .............            7,307          368,784
  Alberto-Culver Co. .........................            1,853           88,573
  Albertson's, Inc. ..........................           13,066          397,990
  Alcan, Inc. ................................           10,321          387,244
  Allegheny Energy, Inc. .....................            4,021          103,541
  Allegheny Technologies, Inc. ...............            2,582           40,796
  Allergan, Inc. .............................            4,209          280,951
  Allied Waste Industries, Inc.* .............            6,334           60,806
  Allstate Corp. .............................           22,810          843,514
  Alltel Corp. ...............................            9,997          469,859
  Altera Corp.* ..............................           12,386          168,450
  AmSouth Bancorporation .....................           11,719          262,271
  Ambac Financial Group, Inc. ................            3,394          228,077
  Amerada Hess Corp. .........................            2,852          235,290
  Ameren Corp. ...............................            4,641          199,609
  American Electric Power, Inc. ..............           10,896          436,058
  American Express Co. .......................           42,761        1,553,080
  American Greetings Corp. Cl A* .............            2,050           34,153
  American Int'l. Group, Inc. ................           84,013        5,732,207
  American Power Conversion* .................            6,288           79,417
  American Standard Cos., Inc.* ..............            2,306          173,181
  Amerisource Bergen Corp. ...................            3,343          254,068
  Amgen, Inc.* ...............................           33,406        1,399,043
  Anadarko Petroleum Corp. ...................            8,000          394,400
  Analog Devices, Inc.* ......................           11,732          348,440
  Andrew Corp.* ..............................            3,153           47,043
  Anheuser-Busch Cos., Inc. ..................           28,182        1,409,100
  Aon Corp. ..................................            8,658          255,238
  Apache Corp. ...............................            4,619          265,500
  Apollo Group, Inc. Cl A* ...................            5,546          218,623
  Apple Computer, Inc.* ......................           11,363          201,352
  Applera Corp.-Applied Biosys ...............            6,836          133,234
  Applied Materials, Inc.* ...................           52,732        1,002,963
  Applied Micro Circuits, Corp.* .............            9,627           45,536
  Archer-Daniels-Midland Co. .................           20,949          267,938
  Ashland, Inc. ..............................            2,228           90,234
  AutoZone, Inc.* ............................            3,434          265,448
  Autodesk, Inc. .............................            3,688           48,866
  Automatic Data Processing, Inc. ............           19,947          868,692
  Avaya, Inc.* ...............................           11,589           57,366
  Avery Dennison Corp. .......................            3,533          221,696
  Avon Products, Inc. ........................            7,597          396,867
  BB & T Corp. ...............................           15,409          594,787
  BJ Services Co.* ...........................            5,027          170,315
  BMC Software, Inc.* ........................            7,807          129,596
  Baker Hughes, Inc. .........................           10,801          359,565
  Ball Corp. .................................            1,762           73,088
  Bank One Corp. .............................           37,740        1,452,235
  Bank of America Corp. ......................           49,494        3,482,398
  Bank of New York Co., Inc. .................           23,405          789,919
  Bard (C.R.), Inc. ..........................            1,643           92,961
  Barrick Gold Corp. .........................           17,396          330,350
  Bausch & Lomb, Inc. ........................            1,725           58,391
  Baxter International, Inc. .................           19,327          859,085
  Bear Stearns Cos., Inc. ....................            3,211          196,513
  Becton Dickinson & Co. .....................            8,318          286,555
  Bed Bath & Beyond, Inc.* ...................            9,340          352,492
  BellSouth Corp. ............................           60,269        1,898,474
  Bemis Co. ..................................            1,697           80,608
  Best Buy Co., Inc.* ........................           10,209          370,587
  Big Lots, Inc. .............................            3,677           72,363
  Biogen, Inc.* ..............................            4,756          197,041
  Biomet, Inc. ...............................            8,684          235,510
  Black & Decker Corp. .......................            2,568          123,778
  Block (H. & R.), Inc. ......................            5,875          271,131
  Boeing Co. .................................           26,932        1,211,940
  Boise Cascade Corp. ........................            1,866           64,433
  Boston Scientific Corp.* ...................           12,971          380,310
  Bristol-Myers Squibb Co. ...................           62,323        1,601,701
  Broadcom Corp. Cl A* .......................            8,635          151,458
  Brown-Forman Corp. Cl B ....................            2,196          151,524
  Brunswick Corp. ............................            2,821           78,988
  Burlington Northern Santa Fe ...............           12,357          370,710
  Burlington Resources, Inc. .................            6,460          245,480
  CIGNA Corp. ................................            4,530          441,313
  Cinergy Corp. ..............................            5,346          192,403
  CMS Energy Corp. ...........................            4,276           46,950
  CSX Corp. ..................................            6,877          241,039
  CVS Corp. ..................................           12,567          384,550
  Calpine Corp.* .............................           11,945           83,973
  Campbell Soup Co. ..........................           13,174          364,393
  Capital One Financial Corp. ................            7,069          431,562
  Cardinal Health, Inc. ......................           14,455          887,682
  Carnival Corp. .............................           18,856          522,123
  Caterpillar, Inc. ..........................           11,044          540,604
  Cendant Corp.* .............................           33,539          532,599
  Centex Corp. ...............................            1,968          113,731
  CenturyTel, Inc. ...........................            4,537          133,842
  Charles Schwab Corp. .......................           44,092          493,830
  Charter One Financial, Inc. ................            7,228          248,499
  ChevronTexaco Corp. ........................           34,305        3,035,993
  Chiron Corp.* ..............................            6,094          215,423
  Chubb Corp. ................................            5,460          386,568
  Ciena Corp.* ...............................           14,084           59,012
  Cincinnati Financial Corp. .................            5,196          241,770
  Cintas Corp. ...............................            5,460          269,888
  Circuit City Group, Inc. ...................            6,712          125,850
  Cisco Systems, Inc.* .......................          235,407        3,283,928
  Citigroup, Inc. ............................          165,446        6,411,033
  Citizens Communications Co.* ...............            9,007           75,299
  Citrix Systems, Inc.* ......................            5,852           35,346
  Clear Channel Communications* ..............           19,699          630,762
  Clorox Co. .................................            7,487          309,587
  Coca-Cola Co. ..............................           79,904        4,474,624
  Coca-Cola Enterprises, Inc. ................           14,302          315,788
  Colgate-Palmolive Co. ......................           17,592          880,480
  Comcast Corp. Cl A* ........................           30,387          724,426
  Comerica, Inc. .............................            5,725          351,515
  Computer Associates Intl., Inc. ............           18,569          295,061
  Computer Sciences Corp.* ...................            5,495          262,661
  Compuware Corp.* ...........................           12,007           72,882
  Comverse Technology, Inc.* .................            5,989           55,458
  ConAgra Foods, Inc. ........................           17,275          477,654
  Concord EFS, Inc.* .........................           16,341          492,518
  Conoco, Inc. ...............................           20,126          559,503

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                         Shares        Value
                                                        -------     ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Conseco, Inc.* .............................           11,086     $     22,172
  Consolidated Edison, Inc. ..................            6,825          284,944
  Constellation Energy Group .................            5,265          154,475
  Convergys Corp.* ...........................            5,532          107,763
  Cooper Industries Ltd. .....................            3,010          118,293
  Cooper Tire & Rubber Co. ...................            2,334           47,964
  Coors (Adolph) Co. Cl B ....................            1,162           72,393
  Corning, Inc.* .............................           30,552          108,460
  Costco Wholesale Corp.* ....................           14,548          561,844
  Countrywide Credit Industries ..............            3,946          190,395
  Crane Co. ..................................            1,919           48,704
  Cummins, Inc. ..............................            1,327           43,924
  DTE Energy Co. .............................            5,231          233,512
  Dana Corp. .................................            4,778           88,536
  Danaher Corp. ................................          4,790          317,817
  Darden Restaurants, Inc. ...................            5,648          139,506
  Deere & Co. ................................            7,642          366,052
  Dell Computer Corp.* .......................           83,460        2,181,644
  Delphi Corporation .........................           18,016          237,811
  Delta Air Lines, Inc. ......................            3,963           79,260
  Deluxe Corp. ...............................            2,135           83,030
  Devon Energy Corp. .........................            4,997          246,252
  Dillard's Inc. Cl A ........................            2,692           70,773
  Disney (Walt) Co. ..........................           65,581        1,239,481
  Dollar General Corp. .......................           10,695          203,526
  Dominion Resources, Inc. ...................            8,897          588,981
  Donnelley (R.R.) & Sons Co. ................            3,632          100,062
  Dover Corp. ................................            6,518          228,130
  Dow Chemical Co. ...........................           29,184        1,003,346
  Dow Jones & Co., Inc. ......................            2,713          131,445
  Du Pont (E.I.) de Nemours & Co. ............           31,934        1,417,870
  Duke Energy Corp. ..........................           26,681          829,779
  Dynergy, Inc. ..............................           11,614           83,621
  EMC Corp.* .................................           71,488          539,734
  EOG Resources, Inc. ........................            3,714          147,446
  Eastman Chemical Co. .......................            2,480          116,312
  Eastman Kodak Co. ..........................            9,389          273,877
  Eaton Corp. ................................            2,228          162,087
  Ecolab, Inc. ...............................            4,111          190,052
  Edison International* ......................           10,478          178,126
  El Paso Corp. ..............................           18,894          389,405
  Electronic Data Systems Corp. ..............           15,461          574,376
  Emerson Electric Co. .......................           13,529          723,937
  Engelhard Corp. ............................            4,175          118,236
  Entergy Corp. ..............................            7,211          306,035
  Equifax, Inc. ..............................            4,660          125,820
  Equity Office Properties ...................           13,325          401,083
  Equity Residential .........................            8,829          253,834
  Exelon Corp. ...............................           10,319          539,684
  Exxon Mobil Corp. ..........................          218,062        8,923,097
  FPL Group, Inc. ............................            5,656          339,303
  Family Dollar Stores, Inc. .................            5,544          195,426
  Fannie Mae .................................           32,126        2,369,293
  FedEx Corp. ................................            9,594          512,320
  Federated Department Stores* ...............            6,467          256,740
  Fifth Third Bancorp ........................           18,935        1,262,018
  First Data Corp. ...........................           24,538          912,814
  First Tennessee Natl. Corp. ................            4,076          156,111
  FirstEnergy Corp. ..........................            9,569          319,413
  Fiserv, Inc.* ..............................            6,127          224,922
  FleetBoston Financial Corp. ................           33,565        1,085,828
  Fluor Corp. ................................            2,577          100,374
  Ford Motor Co. .............................           58,234          931,744
  Forest Laboratories, Inc.* .................            5,744          406,675
  Fortune Brands, Inc. .......................            4,778          267,568
  Franklin Resources, Inc. ...................            8,406          358,432
  Freddie Mac ................................           22,354        1,368,065
  Freeport-McMoran Copper Cl B* ..............            4,630           82,646
  Gannett Co., Inc. ..........................            8,517          646,440
  Gap, Inc. ..................................           27,812          394,930
  Gateway, Inc.* .............................           10,418           46,256
  General Dynamics Corp. .....................            6,490          690,212
  General Electric Co. .......................          319,508        9,281,707
  General Mills, Inc. ........................           11,747          517,808
  General Motors Corp. .......................           18,034          963,917
  Genuine Parts Co. ..........................            5,591          194,958
  Genzyme Corp. (Genl. Div)* .................            6,824          131,294
  Georgia-Pacific (Timber Group) .............            7,388          181,597
  Gillette Co. ...............................           33,936        1,149,412
  Golden West Financial Corp. ................            5,069          348,646
  Goodrich Corporation .......................            3,272           89,391
  Goodyear Tire & Rubber Co. .................            5,246           98,153
  Grainger (W.W.), Inc. ......................            3,009          150,751
  Great Lakes Chemical Corp. .................            1,614           42,755
  Guidant Corp.* .............................            9,800          296,254
  HCA, Inc. ..................................           16,563          786,743
  Halliburton Co. ............................           14,007          223,272
  Harley-Davidson, Inc. ......................            9,735          499,113
  Harrah's Entertainment, Inc.* ..............            3,608          160,015
  Hartford Financial Svc. Gp., Inc. ..........            7,885          468,921
  Hasbro, Inc. ...............................            5,555           75,326
  Health Management Associates* ..............            7,773          156,626
  HealthSouth Corp.* .........................           12,615          161,346
  Heinz (H.J.) Co. ...........................           11,257          462,663
  Hercules, Inc.* ............................            3,488           40,461
  Hershey Food Corp. .........................            4,361          272,563
  Hewlett-Packard Co. ........................           97,090        1,483,535
  Hilton Hotels Corp. ..........................         11,876          165,076
  Home Depot, Inc. ...........................           75,717        2,781,085
  Honeywell International, Inc. ..............           26,289          926,161
  Household International, Inc. ..............           14,720          731,584
  Humana, Inc.* ..............................            5,425           84,793
  Huntington Bancshares, Inc. ................            7,950          154,389
  IMS Health, Inc. ...........................            9,284          166,648
  ITT Industries, Inc. .......................            2,843          200,716
  Illinois Tool Works, Inc. ..................            9,798          669,203
  Immunex Corp.* .............................           17,751          396,557
  Inco Ltd.* .................................            5,859          132,648
  Ingersoll Rand Co.* ........................            5,401          246,610
  Intel Corp. ................................          214,974        3,927,575
  International Game Technology* .............            2,878          163,183
  International Paper Co. ....................           15,500          675,490
  Interpublic Group of Cos., Inc. ............           12,283          304,127
  Intl. Business Machines Corp. ..............           55,042        3,963,024
  Intl. Flavors & Fragrances .................            3,049           99,062
  Intuit, Inc.* ..............................            6,840          340,085
  J.P. Morgan Chase & Co. ....................           64,016        2,171,423
  JDS Uniphase Corp.* ........................           43,779          116,890
  Jabil Circuit, Inc.* .......................            6,340          133,837
  Jefferson-Pilot Corp. ......................            4,838          227,386
  John Hancock Financial Services ............            9,468          333,274
  Johnson & Johnson ..........................           96,819        5,059,761
  Johnson Controls, Inc. .....................            2,819          230,059
  Jones Apparel Group, Inc.* .................            4,141          155,288
  KB Home ....................................            1,619           83,395
  KLA Tencor Corp.* ..........................            6,015          264,600
  Kellogg Co. ................................           13,071          468,726
  Kerr-McGee Corp. ...........................            3,222          172,538
  KeyCorp ....................................           13,618          371,771
  Keyspan Corporation ........................            4,472          168,371

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                         Shares        Value
                                                        -------     ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Kimberly Clark Corp. .......................           16,683     $  1,034,346
  Kinder Morgan, Inc. ........................            3,974          151,091
  King Pharmaceuticals, Inc.* ................            7,899          175,753
  Knight-Ridder, Inc. ........................            2,705          170,280
  Kohl's Corp.* ..............................           10,772          754,902
  Kroger Co.* ................................           25,533          508,107
  LSI Logic Corp.* ...........................           11,798          103,233
  Leggett & Platt ............................            6,319          147,865
  Lehman Brothers Holdings, Inc. .............            7,854          491,032
  Lexmark Int'l, Inc.* .......................            4,180          227,392
  Lilly (Eli) & Co. ..........................           36,146        2,038,634
  Limited Brands, Inc. .......................           16,634          354,304
  Lincoln National Corp. .....................            6,093          255,906
  Linear Technology Corp. ....................           10,205          320,743
  Liz Claiborne, Inc. ........................            3,384          107,611
  Lockheed Martin Corp. ......................           14,491        1,007,125
  Loews Corp. ................................            6,158          326,312
  Louisiana-Pacific Corp.* ...................            3,359           35,572
  Lowe's Companies, Inc. .....................           24,901        1,130,505
  Lucent Technologies* .......................          110,077          182,728
  MBIA, Inc. .................................            4,773          269,818
  MBNA Corp. .................................           27,392          905,853
  MGIC Investment Corp. ......................            3,446          233,639
  Manor Care, Inc.* ..........................            3,292           75,716
  Marathon Oil Corp. .........................            9,949          269,817
  Marriott International, Inc. ...............            7,750          294,888
  Marsh & McLennan Cos., Inc. ................            8,832          853,171
  Marshall & Ilsley Corp. ....................            6,884          212,922
  Masco Corp. ................................           15,559          421,804
  Mattel, Inc. ...............................           14,027          295,689
  Maxim Integrated Products, Inc. ............           10,479          401,660
  May Department Stores Co. ..................            9,204          303,088
  Maytag Corp. ...............................            2,468          105,260
  McDermott International, Inc.* .............            1,983           16,062
  McDonald's Corp. ...........................           40,898        1,163,548
  McGraw-Hill Cos., Inc. .....................            6,220          371,334
  McKesson Corp. .............................            9,243          302,246
  MeadWestvaco Corp. .........................            6,387          214,348
  Medimmune, Inc.* ...........................            7,961          210,170
  Medtronic, Inc. ............................           39,035        1,672,650
  Mellon Financial Corp. .....................           14,201          446,337
  Merck & Co., Inc. ..........................           72,832        3,688,212
  Mercury Interactive Corp.* .................            2,660           61,074
  Meredith Corp. .............................            1,587           60,861
  Merrill Lynch & Co., Inc. ..................           27,737        1,123,349
  MetLife Inc. ...............................           22,682          653,242
  Micron Technology, Inc.* ...................           19,301          390,266
  Microsoft Corp.* ...........................          174,142        9,525,554
  Millipore Corp.* ...........................            1,535           49,089
  Mirant Corp.* ..............................           12,887           94,075
  Molex Inc. Cl A ..............................          6,248          209,495
  Moody's Corp. ..............................            5,017          249,596
  Morgan Stanley .............................           35,426        1,526,152
  Motorola, Inc. .............................           73,013        1,065,260
  NCR Corp.* .................................            3,124          108,090
  NIKE, Inc. Cl B ............................            8,620          462,463
  NVIDIA Corporation* ........................            4,809           82,619
  Nabors Industries, Ltd.* ...................            4,634          163,580
  National City Corp. ........................           19,531          649,406
  National Semiconductor Corp.* ..............            5,714          166,677
  Navistar International Corp. ...............            1,927           61,664
  Network Appliance, Inc.* ...................           10,737          133,568
  New York Times Co. Cl A ....................            4,849          249,724
  Newell Rubbermaid, Inc. ....................            8,582          300,885
  Newmont Mining Corp. Holding Co. ...........           12,598          331,705
  Nextel Communications, Inc.* ...............           26,201           84,105
  NiSource, Inc. .............................            6,673          145,672
  Nicor, Inc. ................................            1,425           65,194
  Noble Corporation* .........................            4,248          163,973
  Nordstrom, Inc. ............................            4,322           97,893
  Norfolk Southern Corp. .....................           12,430          290,613
  Nortel Networks Corp.* .....................          123,376          178,895
  Northern Trust Corp. .......................            7,143          314,721
  Northrop Grumman Corp. .....................            3,547          443,375
  Novell, Inc.* ..............................           11,662           37,435
  Novellus Systems, Inc.* ....................            4,609          156,706
  Nucor Corp. ................................            2,502          162,730
  Occidental Petroleum Corp. .................           12,013          360,270
  Office Depot, Inc.* ........................            9,873          165,866
  Omnicom Group, Inc. ........................            5,977          273,747
  Oracle Corp.* ..............................          176,558        1,672,004
  Paccar, Inc. ...............................            3,701          164,265
  PG & E Corp.* ..............................           12,475          223,178
  PMC-Sierra, Inc.* ..........................            5,309           49,214
  PNC Financial Services Group ...............            9,131          477,369
  PPG Industries, Inc. .......................            5,428          335,993
  PPL Corporation ............................            4,713          155,906
  Pactiv Corp.* ..............................            5,123          121,927
  Pall Corp. .................................            3,929           81,527
  Palm, Inc.* ................................           18,571           32,685
  Parametric Technology Corp.* ...............            8,361           28,678
  Parker Hannifin Corp. ......................            3,768          180,073
  Paychex, Inc. ..............................           12,051          377,076
  Penney (J.C.) Co., Inc. ....................            8,595          189,262
  Peoples Energy Corp. .......................            1,140           41,564
  Peoplesoft, Inc.* ..........................            9,985          148,577
  Pepsi Bottling Group, Inc. .................            9,174          282,559
  PepsiCo, Inc. ..............................           56,849        2,740,122
  PerkinElmer, Inc. ..........................            3,948           43,625
  Pfizer, Inc. ...............................          200,785        7,027,475
  Pharmacia Corp. ............................           41,578        1,557,096
  Phelps Dodge Corp.* ........................            2,866          118,079
  Phillip Morris Cos., Inc. ..................           68,793        3,004,878
  Phillips Petroleum Co. .....................           12,261          721,928
  Pinnacle West Capital Corp. ................            2,721          107,480
  Pitney Bowes, Inc. .........................            7,737          307,314
  Placer Dome, Inc. ..........................           10,560          118,378
  Plum Creek Timber Co. ......................            5,873          180,301
  Power One, Inc.* ...........................            2,536           15,774
  Praxair, Inc. ..............................            5,173          294,706
  Proctor & Gamble Co. .......................           41,786        3,731,490
  Progress Energy, Inc. ......................            7,034          365,838
  Progressive Corp. of Ohio ..................            7,071          409,057
  Providian Financial Corp.* .................            9,284           54,590
  Public Svc. Enterprise Group ...............            6,619          286,603
  Pulte Homes Inc. ...........................            1,941          111,569
  QLogic Corp.* ..............................            2,989          113,881
  Qualcomm, Inc.* ............................           24,670          678,178
  Quintiles Transnational Corp.* .............            3,847           48,049
  Qwest Communications Intl.* ................           53,917          150,968
  RadioShack Corp. ...........................            5,589          168,005
  Rational Software Corp.* ...................            6,252           51,329
  Raytheon  Co. ..............................           12,804          521,763
  Reebok International Ltd.* .................            1,894           55,873
  Regions Financial Corp. ....................            7,314          257,087
  Reliant Energy, Inc. .......................            9,760          164,944
  Robert Half Intl., Inc.* ...................            5,641          131,435
  Rockwell Automation Inc. ...................            5,929          118,461
  Rockwell Collins ...........................            5,902          161,833
  Rohm Haas Co. ..............................            7,087          286,953

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                         Shares        Value
                                                        -------     ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Rowan Cos., Inc. ...........................            3,014     $     64,650
  Royal Dutch Petroleum Co. (N.Y.) ...........           68,303        3,775,107
  Ryder System, Inc. .........................            1,951           52,853
  SBC Communications, Inc. ...................          107,396        3,275,578
  SLM Corporation ............................            5,041          488,473
  Sabre Group Holdings, Inc.* ................            4,595          164,501
  Safeco Corp. ...............................            4,109          126,927
  Safeway, Inc.* .............................           15,539          453,583
  Sanmina Corp.* .............................           16,814          106,096
  Sara Lee Corp. .............................           25,256          521,284
  Schering-Plough Corp. ......................           47,083        1,158,242
  Schlumberger, Ltd. .........................           18,530          861,645
  Scientific-Atlanta, Inc. ...................            5,031           82,760
  Sealed Air Corp.* ..........................            2,692          108,407
  Sears Roebuck & Co. ........................           10,138          550,493
  Sempra Energy ..............................            6,663          147,452
  Sherwin-Williams Co. .......................            4,966          148,632
  Siebel Systems, Inc.* ......................           15,227          216,528
  Sigma-Aldrich Corp. ........................            2,359          118,304
  Simon Property Group .......................            5,655          208,330
  Snap-On, Inc. ..............................            1,862           55,283
  Solectron Corp.* ...........................           26,389          162,292
  SouthTrust Corp. ...........................           11,144          291,081
  Southern Co. ...............................           22,651          620,637
  Southwest Airlines Co. .....................           24,812          400,962
  Sprint Corp. (FON Gp.) .....................           28,651          303,987
  Sprint Corp.* (PCS Gp.) ....................           31,912          142,647
  St. Jude Medical, Inc.* ....................            2,799          206,706
  St. Paul Companies, Inc. ...................            6,669          259,557
  Stanley Works ..............................            2,736          112,203
  Staples, Inc.* .............................           15,032          296,130
  Starbucks Corp.* ...........................           12,413          308,463
  Starwood Hotels & Resorts ..................            6,360          209,180
  State Street Corp. .........................           10,441          466,713
  Stillwell Financial, Inc. ..................            7,117          129,529
  Stryker Corp. ..............................            6,322          338,290
  Sun Microsystems, Inc.* ....................          104,463          523,360
  Sunoco, Inc. ...............................            2,432           86,652
  Suntrust Banks, Inc. .......................            9,281          628,509
  Supervalu, Inc. ............................            4,259          104,473
  Symbol Technologies, Inc. ..................            7,344           62,424
  Synovus Financial Corp. ....................            9,495          261,302
  Sysco Corp. ................................           21,389          582,209
  T. Rowe Price Group, Inc. ..................            3,966          130,402
  TJX Companies, Inc. ........................           17,355          340,332
  TMP Worldwide, Inc.* .......................            3,555           76,433
  TRW, Inc. ..................................            4,063          231,510
  TXU Corp. ..................................            8,525          439,464
  Target Corp. ...............................           29,155        1,110,806
  Teco Energy, Inc. ..........................            4,924          121,869
  Tektronix, Inc.* ...........................            2,958           55,344
  Tellabs, Inc.* .............................           13,185           81,747
  Temple-Inland, Inc. ........................            1,714           99,172
  Tenet Healthcare Corp.* ....................           10,466          748,842
  Teradyne, Inc.* ............................            5,807          136,465
  Texas Instruments, Inc. ....................           55,834        1,323,266
  Textron, Inc. ..............................            4,543          213,067
  Thermo Electron Corp.* .....................            5,541           91,427
  Thomas & Betts Corp.* ......................            1,870           34,782
  Tiffany & Co. ..............................            4,660          164,032
  Torchmark Corp. ............................            3,994          152,571
  Toys R Us, Inc.* ...........................            6,740          117,748
  Transocean, Inc.* ..........................           10,251          319,319
  Tribune Co. ................................            9,680          421,080
  Tupperware Corp. ...........................            1,869           38,857
  Tyco International Ltd. ....................           64,199          867,328
  UNUMProvident Corp. ........................            7,783          198,077
  US Bancorp .................................           61,373        1,433,060
  UST, Inc. ..................................            5,413          184,042
  Unilever N.V. (N.Y.) .......................           18,380        1,191,024
  Union Pacific Corp. ........................            8,098          512,441
  Union Planters Corp. .......................            6,517          210,955
  Unisys Corp.* ..............................           10,371           93,339
  United States Steel Group ..................            3,176           63,171
  United Technologies Corp. ..................           15,204        1,032,352
  UnitedHealth Group, Inc. ...................            9,901          906,437
  Univision Communications, Inc. ...............          7,370          231,418
  Unocal Corp. ...............................            7,845          289,794
  V F Corp. ..................................            3,568          139,901
  Veritas Software Corp.* ....................           13,157          260,377
  Verizon Communications .....................           87,553        3,515,253
  Viacom, Inc. Cl B* .........................           56,831        2,521,591
  Visteon Corp. ..............................            4,192           59,526
  Vitesse Semiconductor Corp.* ...............            6,439           20,025
  Vulcan Materials Co. .......................            3,258          142,700
  Wachovia Corp. .............................           44,005        1,680,111
  Wal-Mart Stores, Inc. ......................          143,017        7,867,365
  Walgreen Co. ...............................           32,860        1,269,382
  Washington Mutual, Inc. ....................           31,325        1,162,471
  Waste Management, Inc. .....................           19,872          517,666
  Waters Corp.* ..............................            4,206          112,300
  Watson Pharmaceuticals, Inc.* ..............            3,423           86,499
  Wellpoint Health Networks, Inc. ............            4,643          361,272
  Wells Fargo & Company ......................           55,003        2,753,450
  Wendy's International, Inc. ................            3,685          146,774
  Weyerhaeuser Co. ...........................            7,081          452,122
  Whirlpool Corp. ............................            2,149          140,459
  Williams Cos., Inc. ........................           16,593           99,392
  Winn-Dixie Stores, Inc. ....................            4,520           70,467
  Worthington Industries, Inc. ...............            2,747           49,721
  Wrigley (Wm.) Jr. Co. ......................            7,243          400,900
  Wyeth ......................................           42,643        2,183,322
  XL Capital Limited* ........................            4,266          361,330
  Xcel Energy, Inc. ..........................           12,671          212,493
  Xerox Corp.* ...............................           23,153          161,376
  Xilinx, Inc.* ..............................           10,789          241,997
  Yahoo!, Inc.* ..............................           19,224          283,746
  Yum! Brands, Inc.* .........................            9,532          278,811
  Zimmer Holdings, Inc.* .....................            6,233          222,269
  Zions Bancorporation .......................            2,950          153,695
                                                                    ------------
TOTAL INDEXED ASSETS -- COMMON STOCKS
  (Cost: $231,732,666) 57.6% .................                      $292,165,215
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                 Face
                                                 Rate     Maturity      Amount          Value
                                               --------   --------    ----------   ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
   U.S. Treasury Bill(a) ....................     1.67%    07/18/02     $ 500,000  $    499,558
   U.S. Treasury Bill(a) ....................     1.67     09/26/02       500,000       497,925
                                                                                   ------------
                                                                                        997,483
                                                                                   ------------
COMMERCIAL PAPER (1.5%)
   Novartis Finance Corp. ...................     1.95     07/01/02     7,574,000     7,573,179
                                                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $8,570,679) 1.7% ......................................................     8,570,662
                                                                                   ------------

Total Indexed Assets
   (Cost: $240,303,345) 59.3% ...................................................  $300,735,877
                                                                                   ============
-----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2002:

                                                       Expiration    Underlying Face  Unrealized
                                                          Date       Amount at Value  Gain/(Loss)
                                                      ------------   ---------------  ----------
PURCHASED
   35 S&P 500 Stock Index Futures Contracts .......  September 2002    $8,663,375     $(346,775)
                                                                       ==========     ==========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.7%


------------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open contracts.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                         Shares        Value
                                                        -------     ------------
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (1.8%)
  Engelhard Corp. ............................           27,150     $    768,888
  Goldcorp, Inc. .............................           83,130          827,144
  Georgia Gulf Corp. .........................           22,360          591,198
  International Paper Co. ....................           18,030          785,747
  Lone Star Technologies, Inc.* ..............           25,630          586,927
  Meridian Gold, Inc.* .......................           67,840        1,088,832
  Newmont Mining Corp Holding Co. ............           34,920          919,444
  Nova Chemicals Corp. .......................           28,570          643,968
  OM Group, Inc.* ............................            8,680          538,160
  Sigma-Aldrich Corp. ........................           16,200          812,430
  Spartech Corp. .............................           30,056          818,425
  TETRA Techonologies, Inc.* .................           28,420          754,551
                                                                    ------------
                                                                       9,135,714
                                                                    ------------
CONSUMER, CYCLICAL (7.4%)
  Aeropostale, Inc.* .........................           29,450          806,047
  Action Performance Cos., Inc.* .............           18,740          592,184
  American Axle & Mfg. Holdings* .............           29,620          880,899
  Argosy Gaming Corp.* .......................           38,410        1,090,844
  Aztar Corp.* ...............................           39,970          831,376
  BEBE Stores, Inc.* .........................           16,070          326,060
  Borg-Warner, Inc. ..........................            8,680          501,357
  Boyd Gaming Corp.* .........................           88,970        1,281,168
  Brunswick Corp. ............................           21,700          607,600
  CBRL Group, Inc. ...........................           30,770          936,331
  Champps Entertainment, Inc* ................           90,550        1,105,616
  Charlotte Russe Holding, Inc* ..............           29,440          657,395
  Chico's FAS, Inc.* .........................           19,000          690,080
  Coach, Inc.* ...............................           38,800        2,130,120
  Consolidated Graphics, Inc.* ...............           51,950          987,050
  Constellation Brands Inc. Cl A .............           42,400        1,356,800
  Deb Shops, Inc. ............................           23,770          802,927
  Dress Barn, Inc.* ..........................           34,400          532,168
  Electronics Boutique Hldgs.* ...............           26,500          776,450
  Family Dollar Stores, Inc. .................           22,800          803,700
  Furniture Brands Intl., Inc.* ..............           34,180        1,033,945
  Group 1 Automotive* ........................           17,330          661,140
  Guitar Center, Inc.* .......................           16,600          307,930
  Hot Topic, Inc* ............................           26,420          705,678
  Lear Corp.* ................................           13,030          602,638
  Lee Enterprises ............................           57,520        2,013,200
  Liz Claiborne, Inc. ........................           20,050          637,590
  Michaels Stores, Inc.* .....................           42,930        1,674,270
  Mohawk Industries, Inc.* ...................           19,844        1,221,001
  NVR, Inc.* .................................            2,100          678,300
  Newell Rubbermaid, Inc. ....................           42,200        1,479,532
  Nordstrom, Inc. ............................           38,370          869,080
  Ryder System, Inc. .........................           28,130          762,042
  Ryland Group, Inc. .........................            9,600          477,600
  Service Corp. International* ...............           90,980          439,432
  Sonic Automotive, Inc.* ....................           20,530          528,648
  Sonic Corp.* ...............................           34,460        1,082,389
  Starbucks Corp.* ...........................           36,460          906,031
  Superior Industries Intl ...................           11,580          535,575
  Teleflex, Inc. .............................           10,130          578,930
  The Finish Line Cl A* ......................           47,200          845,823
  The McClatchy Company Cl A .................            5,090          327,033
  Valspar Corp. ..............................           14,470          653,176
  Westwood One, Inc.* ........................           21,250          710,175
                                                                    ------------
                                                                      37,427,330
                                                                    ------------
CONSUMER, NON-CYCLICAL (2.0%)
  Anheuser-Busch Cos., Inc. ..................           10,930          546,500
  Church & Dwight ............................           76,060        2,382,960
  CryoLife, Inc.* ............................           25,480          409,209
  Dean Foods Co.* ............................           11,270          420,371
  Dial Corp. .................................           59,760        1,196,395
  Duane Reade, Inc.* .........................           29,775        1,013,838
  Education Management Corp.* ................            7,915          322,378
  Fresh Del Monte Produce, Inc.* .............           33,790          844,750
  ITT Educational Services, Inc. .............           29,900          651,820
  J.M. Smucker Co. ...........................           15,070          514,339
  Kraft Foods, Inc. ..........................           13,370          547,502
  Panera Bread Company* ......................            7,540          259,904
  Performance Food Group* ....................           13,720          464,559
  Weight Watchers Intl., Inc.* ...............           18,250          792,780
                                                                    ------------
                                                                      10,367,305
                                                                    ------------
ENERGY (2.3%)
  Forest Oil Corp.* ..........................           23,210          659,860
  Lyondell Petrochemical Co. .................           29,400          443,940
  Murphy Oil Corp. ...........................            3,050          251,625
  Occidental Petroleum Corp. .................           36,000        1,079,640
  Ocean Energy, Inc. .........................           61,550        1,333,789
  Premcor, Inc* ..............................            1,220           31,378
  Patterson UTI Energy, Inc.* ................           31,560          890,939
  Phillips Petroleum Co. .....................           18,650        1,098,112
  Quicksilver Resources, Inc* ................           47,950        1,239,508
  Remington Oil & Gas Corp.* .................           70,170        1,397,786
  Spinnaker Expl. Co.* .......................            9,200          331,384
  WPS Resources ..............................           20,820          850,081
  Western Gas Resources ......................           35,280        1,319,472
  XTO Energy, Inc. ...........................           42,060          866,436
                                                                    ------------
                                                                      11,793,950
                                                                    ------------
FINANCIAL (7.5%)
  Alabama National Bancorp ...................           36,625        1,585,497
  AmSouth Bancorporation .....................           53,540        1,198,226
  Amcore Financial, Inc. .....................           14,910          345,466
  American Capital Strategies ................           23,100          634,558
  American Int'l. Group, Inc. ................           33,800        2,306,175
  BB & T Corp. ...............................           36,360        1,403,497
  Berkley (W.R.) Corp. .......................            8,230          452,651
  Boston Private Finl. Holdings ..............           29,410          727,604
  Centerpoint Properties Trust ...............           19,260        1,117,274
  Citigroup, Inc. ............................           63,000        2,441,251
  Compass Bancshares, Inc. ...................           12,540          421,345
  Cullen/Frost Bankers, Inc. .................            5,920          212,824
  Doral Financial Group ......................           14,750          492,503
  East West Bancorp., Inc. ...................           36,240        1,251,005
  Erie Indemnity Company .....................           12,900          522,579
  Fifth Third Bancorp ........................            8,920          594,518
  First Financial Holdings, Inc. .............           13,110          429,221
  First Midwest Bancorp ......................           69,912        1,942,155
  First Tennessee Natl. Corp. ................           23,090          884,347
  Fulton Financial Corp. .....................            4,425           83,765
  Gallagher (Arthur J.) & Co. ................           48,340        1,674,981
  Harbor Florida Bancshares, Inc. ............           44,390          923,756
  Harleysville Group, Inc. ...................           17,300          479,556
  Health Care Ppty Invs., Inc. ...............           23,700        1,016,730
  Healthcare Realty Trust ....................           17,770          568,640
  Hilb, Rogal & Hamilton Co. .................           21,530          974,233
  Hudson United Bancorp ......................           31,210          891,358
  MBNA Corp. .................................           90,000        2,976,300
  Morgan Stanley .............................           46,500        2,003,220
  National City Corp. ........................           24,800          824,600
  New York Community Bancorp, Inc. ...........           22,490          609,479
  Philadelphia Cons. Hldg. Co.* ..............            8,730          395,818
  Port Financial Corp. .......................           24,305          974,387
  Prudential Financial, Inc.* ................           23,450          782,292

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                         Shares        Value
                                                        -------     ------------
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
FINANCIAL (CONTINUED)
  R & G Financial Corp. Cl B .................           34,630     $    821,077
  Safeco Corp. ...............................            8,620          266,272
  Scottish Annuity & Life Hldg.* .............           20,310          387,515
  Texas Regional Bancshares Cl A .............           24,490        1,191,683
  Willis Group Holdings Limited* .............           31,150        1,025,147
                                                                    ------------
                                                                      37,833,505
                                                                    ------------
HEALTHCARE (3.9%)
  Anthem, Inc.* ..............................           17,090        1,153,233
  Beckman Coulter, Inc. ......................           10,550          526,445
  CTI Molecular Imaging, Inc* ................           22,520          516,609
  Caremark Rx., Inc.* ........................           37,050          611,325
  Dentsply International, Inc. ...............           16,675          615,474
  Edwards Lifesciences Corp.* ................           34,820          807,824
  Exact Sciences Corp.* ......................            2,810           44,876
  Health Net, Inc.* ..........................           49,930        1,336,626
  Henry Schein, Inc.* ........................           11,130          495,285
  Lilly (Eli) & Co. ..........................           36,000        2,030,400
  Medtronic, Inc. ............................           55,000        2,356,750
  Merck & Co., Inc. ..........................           45,000        2,278,800
  Mid Atlantic Medical Svcs., Inc. ...........           61,160        1,917,366
  Province Healthcare Co.* ...................           21,850          488,566
  Triad Hospitals, Inc.* .....................           28,750        1,218,425
  United Surgical Partners, Inc. .............           33,110        1,025,748
  Varian Medical Systems, Inc.* ..............           25,240        1,023,482
  Wright Medical Group, Inc.* ................           55,620        1,121,299
                                                                    ------------
                                                                      19,568,533
                                                                    ------------
INDUSTRIAL (6.7%)
  Alliant TechSystems, Inc.* .................           22,900        1,461,020
  Banta Corp. ................................           15,730          564,707
  C.H. Robinson Worldwide, Inc. ..............           46,080        1,545,062
  CSX Corp. ..................................            7,320          256,566
  Carbo Ceramics, Inc. .......................            5,790          213,941
  Cintas Corp. ...............................           10,800          533,844
  Corporate Executive Board Co.* .............           34,185        1,170,836
  Covenant Transport, Inc. Cl A* .............           55,423        1,177,739
  Crown Cork & Seal, Inc.* ...................          146,190        1,001,402
  EDO Corp. ..................................           27,170          774,345
  EMCOR Group, Inc.* .........................           14,080          826,496
  ESCO Technologies, Inc.* ...................           12,920          452,200
  Electronic Arts, Inc.* .....................           25,220        1,665,781
  Engineered Support Systems .................           26,110        1,365,553
  Expeditors Int'l Wash., Inc. ...............           59,720        1,980,315
  FLIR Systems,Inc.* .........................            9,160          384,445
  Fair, Isaac and Company, Inc. ..............           17,222          566,087
  FedEx Corp. ................................           18,900        1,009,260
  Fisher Scientific Intl.* ...................           27,320          764,960
  Florida Rock Industries ....................           10,580          378,870
  Genesee & Wyoming, Inc. Cl A* ..............           28,800          649,728
  Harris Corp. ...............................           38,850        1,407,924
  Heartland Express Inc.* ....................           55,553        1,329,383
  Integrated Defense Technology* .............           15,190          447,042
  Iron Mountain, Inc.* .......................           25,575          788,989
  Jacobs Engineering Group, Inc. .............           14,480          503,614
  Knight Transportation, Inc.* ...............           38,460          891,887
  Kirby Corp.* ...............................           31,870          779,222
  Kulicke and Soffa Industries* ..............           29,900          370,461
  Landstar System, Inc.* .....................           15,300        1,634,805
  Manpower, Inc. .............................           13,200          485,100
  Packaging Corp of America* .................           46,410          923,095
  Pactiv Corp.* ..............................           63,015        1,499,757
  Republic Services, Inc.* ...................           37,830          721,418
  Siligan Holdings, Inc.* ....................           19,100          772,404
  Standard Pacific Corp. .....................           15,890          557,421
  Swift Transportation Co., Inc. .............           21,490          500,717
  Tsakos Energy Navigation* ..................           19,050          266,700
  United Defense Inds., Inc* .................           35,390          813,970
  United Parcel Service Cl B .................           12,630          779,903
                                                                    ------------
                                                                      34,216,969
                                                                    ------------
TECHNOLOGY (7.1%)
  Applied Materials, Inc.* ...................          182,800        3,476,856
  Atmel Corp.* ...............................          217,400        1,360,924
  Brocade Communication Sys.* ................          125,000        2,185,000
  Ciena Corp.* ...............................           79,000          331,010
  Cisco Systems, Inc.* .......................          235,000        3,278,250
  DRS Technologies, Inc.* ....................           15,930          681,008
  Diebold, Inc. ..............................           14,870          553,759
  EMC Corp.* .................................          350,000        2,642,500
  Foundry Networks* ..........................          210,000        1,476,300
  General Dynamics Corp. .....................            2,400          255,240
  Herley Industries, Inc.* ...................           34,560          733,018
  Intuit, Inc.* ..............................           18,200          904,904
  JDA Software Group, Inc.* ..................           28,970          818,692
  JDS Uniphase Corp.* ........................          225,000          600,750
  Juniper Networks, Inc.* ....................          125,000          706,250
  Linear Technology Corp. ....................           98,850        3,106,856
  Maxim Integrated Products, Inc. ............           91,400        3,503,362
  Microsoft Corp.* ...........................           45,000        2,461,500
  Raytheon  Co. ..............................           46,330        1,887,948
  Rockwell Automation, Inc. ..................           27,140          542,257
  Varian, Inc.* ..............................            5,140          169,363
  Veritas Software Corp.* ....................          120,000        2,374,800
  Xilinx, Inc.* ..............................           98,000        2,198,140
                                                                    ------------
                                                                      36,248,687
                                                                    ------------
UTILITIES (0.4%)
  Ameren Corp. ...............................           13,080          562,571
  Southern Co. ...............................           46,050        1,261,770
                                                                    ------------
                                                                       1,824,341
                                                                    ------------
TOTAL ACTIVE ASSETS -- COMMON STOCKS
  (Cost: $198,185,124) 39.1% .................                      $198,416,334
                                                                    ============
-------------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                                                  Face
                                                          Rate     Maturity      Amount          Value
                                                        --------   --------    ----------   --------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.6%)
   Gillette Company ..................................    1.94%     07/01/02   $ 6,625,000   $  6,624,286
   Novartis Finance Corp. ............................    1.95      07/01/02     1,197,000      1,196,870
                                                                                             ------------
                                                                                                7,821,156
                                                                                             ------------
TOTAL ACTIVE ASSETS-- SHORT-TERM DEBT SECURITIES
   (Cost: $7,821,156) 1.6% ...............................................................      7,821,156
                                                                                             ------------
TOTAL ACTIVE ASSETS
   (Cost: $206,006,280) 40.7% ............................................................    206,237,490
                                                                                             ------------
TOTAL INVESTMENTS
   (Cost: $446,309,625)  100.0% ..........................................................   $506,973,367
                                                                                             ============

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2002 (Unaudited)

                                                         Shares        Value
                                                        -------     ------------
Common Stocks:
  3M Company ...............................            18,230      $  2,242,290
  ADC Telecommunications, Inc.* ............            37,180            85,142
  AES Corp.* ...............................            24,967           135,321
  Alcoa, Inc. ..............................            39,698         1,315,989
  AMR Corp.* ...............................             7,251           122,252
  AOL Time Warner, Inc.* ...................           208,482         3,066,770
  AT&T Corp. ...............................           177,856         1,903,059
  AT&T Corp.* ..............................           126,709           741,248
  Abbott Laboratories ......................            73,070         2,751,086
  Ace, Ltd.* ...............................            12,277           387,953
  Adobe Systems, Inc. ......................            11,227           319,970
  Advanced Micro Devices, Inc.* ............            15,916           154,704
  Aetna, Inc. ..............................             6,778           325,141
  Aflac, Inc. ..............................            24,257           776,224
  Agilent Technologies, Inc.* ..............            21,718           513,631
  Air Products & Chemicals, Inc. ...........            10,641           537,051
  Alberto-Culver Co. .......................             2,698           128,964
  Albertson's, Inc. ........................            19,029           579,623
  Alcan, Inc. ..............................            15,031           563,963
  Allegheny Energy, Inc. ...................             5,857           150,818
  Allegheny Technologies, Inc. .............             3,759            59,392
  Allergan, Inc. ...........................             6,131           409,244
  Allied Waste Industries, Inc.* ...........             9,225            88,560
  Allstate Corp. ...........................            33,216         1,228,328
  Alltel Corp. .............................            14,560           684,320
  Altera Corp.* ............................            18,041           245,358
  AmSouth Bancorporation ...................            16,932           378,938
  Ambac Financial Group, Inc. ..............             4,942           332,102
  Amerada Hess Corp. .......................             4,153           342,623
  Ameren Corp. .............................             6,759           290,705
  American Electric Power, Inc. ............            15,867           634,997
  American Express Co. .....................            62,269         2,261,610
  American Greetings Corp. Cl A* ...........             2,985            49,730
  American Int'l. Group, Inc. ..............           122,359         8,348,555
  American Power Conversion* ...............             9,131           115,325
  American Standard Cos., Inc.* ............             3,359           252,261
  Amerisource Bergen Corp. .................             4,867           369,892
  Amgen, Inc.* .............................            48,647         2,037,336
  Anadarko Petroleum Corp. .................            11,651           574,394
  Analog Devices, Inc.* ....................            17,088           507,514
  Andrew Corp.* ............................             4,594            68,542
  Anheuser-Busch Cos., Inc. ................            41,039         2,051,950
  Aon Corp. ................................            12,736           375,457
  Apache Corp. .............................             6,726           386,610
  Apollo Group, Inc. Cl A* .................             8,078           318,435
  Apple Computer, Inc.* ....................            16,654           295,109
  Applera Corp.-Applied Biosys .............             9,956           194,042
  Applied Materials, Inc.* .................            76,694         1,458,720
  Applied Micro Circuits, Corp.* ...........            14,020            66,315
  Archer-Daniels-Midland Co. ...............            30,506           390,172
  Ashland, Inc. ............................             3,246           131,463
  AutoZone, Inc.* ..........................             5,001           386,577
  Autodesk, Inc. ...........................             5,370            71,153
  Automatic Data Processing, Inc. ..........            29,051         1,265,171
  Avaya, Inc.* .............................            16,876            83,536
  Avery Dennison Corp. .....................             5,146           322,912
  Avon Products, Inc. ......................            11,064           577,983
  BB & T Corp. .............................            22,439           866,145
  BJ Services Co.* .........................             7,321           248,035
  BMC Software, Inc.* ......................            11,371           188,759
  Baker Hughes, Inc. .......................            15,731           523,685
  Ball Corp. ...............................             2,567           106,479
  Bank One Corp. ...........................            54,957         2,114,745
  Bank of America Corp. ....................            72,073         5,071,056
  Bank of New York Co., Inc. ...............            34,082         1,150,268
  Bard (C.R.), Inc. ........................             2,393           135,396
  Barrick Gold Corp. .......................            25,332           481,055
  Bausch & Lomb, Inc. ......................             2,511            84,997
  Baxter International, Inc. ...............            28,144         1,251,001
  Bear Stearns Cos., Inc. ..................             4,677           286,232
  Becton Dickinson & Co. ...................            12,115           417,362
  Bed Bath & Beyond, Inc.* .................            13,602           513,339
  BellSouth Corp. ..........................            87,764         2,764,566
  Bemis Co. ................................             2,472           117,420
  Best Buy Co., Inc.* ......................            15,009           544,827
  Big Lots, Inc. ...........................             5,357           105,426
  Biogen, Inc.* ............................             6,927           286,986
  Biomet, Inc. .............................            12,548           340,302
  Black & Decker Corp. .....................             3,741           180,316
  Block (H. & R.), Inc. ....................             8,557           394,906
  Boeing Co. ...............................            39,225         1,765,125
  Boise Cascade Corp. ......................             2,718            93,853
  Boston Scientific Corp.* .................            19,008           557,315
  Bristol-Myers Squibb Co. .................            90,756         2,332,429
  Broadcom Corp. Cl A* .....................            12,574           220,548
  Brown-Forman Corp. Cl B ..................             3,198           220,662
  Brunswick Corp. ..........................             4,216           118,048
  Burlington Northern Santa Fe .............            17,997           539,910
  Burlington Resources, Inc. ...............             9,409           357,542
  CIGNA Corp. ..............................             6,596           642,582
  CINergy Corp. ............................             7,788           280,290
  CMS Energy Corp. .........................             6,228            68,383
  CSX Corp. ................................            10,018           351,131
  CVS Corp. ................................            18,303           560,072
  Calpine Corp.* ...........................            17,507           123,074
  Campbell Soup Co. ........................            19,187           530,712
  Capital One Financial Corp. ..............            10,295           628,510
  Cardinal Health, Inc. ....................            21,053         1,292,865
  Carnival Corp. ...........................            27,462           760,423
  Caterpillar, Inc. ........................            16,086           787,410
  Cendant Corp.* ...........................            48,847           775,690
  Centex Corp. .............................             2,868           165,742
  CenturyTel, Inc. .........................             6,609           194,966
  Charles Schwab Corp. .....................            64,207           719,118
  Charter One Financial, Inc. ..............            10,528           361,953
  ChevronTexaco Corp. ......................            49,965         4,421,903
  Chiron Corp.* ............................             8,876           313,767
  Chubb Corp. ..............................             7,952           563,002
  Ciena Corp.* .............................            20,163            84,483
  Cincinnati Financial Corp. ...............             7,565           351,999
  Cintas Corp. .............................             7,951           393,018
  Circuit City Group, Inc. .................             9,776           183,300
  Cisco Systems, Inc.* .....................           342,803         4,782,102
  Citigroup, Inc. ..........................           240,963         9,337,316
  Citizens Communications Co.* .............            13,118           109,666
  Citrix Systems, Inc.* ....................             8,521            51,467
  Clear Channel Communications* ............            28,686           918,526
  Clorox Co. ...............................            10,785           445,960
  Coca-Cola Co. ............................           116,375         6,517,000
  Coca-Cola Enterprises, Inc. ..............            20,830           459,926
  Colgate-Palmolive Co. ....................            25,617         1,282,131
  Comcast Corp. Cl A* ......................            44,257         1,055,087
  Comerica, Inc. ...........................             8,340           512,076
  Computer Associates Intl., Inc ...........            27,045           429,745
  Computer Sciences Corp.* .................             8,004           382,591
  Compuware Corp.* .........................            17,487           106,146
  Comverse Technology Inc.* ................             8,723            80,775
  ConAgra Foods Inc. .......................            25,160           695,674
  Concord EFS, Inc.* .......................            23,903           720,436
  Conoco, Inc. .............................            29,313           814,901
  Conseco, Inc.* ...........................            16,146            32,292
  Consolidated Edison, Inc. ................             9,941           415,037

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                         Shares        Value
                                                        -------     ------------
Common Stocks (CONTINUED):
  Constellation Energy Group ...............             7,667      $    224,950
  Convergys Corp.* .........................             8,060           157,009
  Cooper Industries Ltd. ...................             4,383           172,252
  Cooper Tire & Rubber Co. .................             3,399            69,849
  Coors (Adolph) Co. Cl B ..................             1,692           105,412
  Corning, Inc.* ...........................            44,489           157,936
  Costco Wholesale Corp.* ..................            21,189           818,319
  Countrywide Credit Industries ............             5,748           277,341
  Crane Co. ................................             2,795            70,937
  Cummins, Inc. ............................             1,934            64,015
  DTE Energy Co. ...........................             7,618           340,068
  Dana Corp. ...............................             6,958           128,932
  Danaher Corp. ............................             6,976           462,858
  Darden Restaurants, Inc. .................             8,109           200,292
  Deere & Co. ..............................            11,131           533,175
  Dell Computer Corp.* .....................           121,535         3,176,925
  Delphi Corporation .......................            26,239           346,355
  Delta Air Lines, Inc. ....................             5,772           115,440
  Deluxe Corp. .............................             2,969           115,464
  Devon Energy Corp. .......................             7,278           358,660
  Dillard's Inc. Cl A ......................             3,920           103,057
  Disney (Walt) Co. ........................            95,515         1,805,234
  Dollar General Corp. .....................            15,577           296,430
  Dominion Resources, Inc. .................            12,948           857,158
  Donnelley (R.R.) & Sons Co. ..............             5,290           145,740
  Dover Corp. ..............................             9,492           332,220
  Dow Chemical Co. .........................            42,499         1,461,116
  Dow Jones & Co., Inc. ....................             3,952           191,474
  Du Pont (E.I.) de Nemours & Co. ..........            46,503         2,064,733
  Duke Energy Corp. ........................            38,853         1,208,328
  Dynergy, Inc. ............................            16,913           121,774
  EMC Corp.* ...............................           104,102           785,970
  EOG Resources, Inc. ......................             5,409           214,737
  Eastman Chemical Co. .....................             3,611           169,356
  Eastman Kodak Co. ........................            13,674           398,871
  Eaton Corp. ..............................             3,246           236,147
  Ecolab, Inc. .............................             5,987           276,779
  Edison International* ....................            15,260           259,420
  El Paso Corp. ............................            27,050           557,500
  Electronic Data Systems Corp. ............            22,518           836,544
  Emerson Electric Co. .....................            19,704         1,054,361
  Engelhard Corp. ..........................             6,079           172,157
  Entergy Corp. ............................            10,501           445,662
  Equifax, Inc. ............................             6,786           183,222
  Equity Office Properties .................            19,516           587,432
  Equity Residential .......................            12,856           369,610
  Exelon Corp. .............................            15,029           786,017
  Exxon Mobil Corp. ........................           317,543        12,993,860
  FPL Group, Inc. ..........................             8,237           494,138
  Family Dollar Stores, Inc. ...............             8,076           284,679
  Fannie Mae ...............................            46,690         3,443,388
  FedEx Corp. ..............................            13,972           746,105
  Federated Department Stores* .............             9,417           373,855
  Fifth Third Bancorp ......................            27,573         1,837,741
  First Data Corp. .........................            35,737         1,329,416
  First Tennessee Natl. Corp. ..............             5,937           227,387
  FirstEnergy Corp. ........................            13,938           465,250
  Fiserv, Inc.* ............................             8,901           326,756
  FleetBoston Financial Corp. ..............            49,021         1,585,829
  Fluor Corp. ..............................             3,752           146,140
  Ford Motor Co. ...........................            84,814         1,357,024
  Forest Laboratories, Inc.* ...............             8,368           592,454
  Fortune Brands, Inc. .....................             6,959           389,704
  Franklin Resources, Inc. .................            12,242           521,999
  Freddie Mac ..............................            32,557         1,992,488
  Freeport-McMoran Copper Cl B* ............             6,743           120,363
  Gannett Co., Inc. ........................            12,405           941,540
  Gap, Inc. ................................            40,506           575,185
  Gateway, Inc.* ...........................            15,173            67,368
  General Dynamics Corp. ...................             9,451         1,005,114
  General Electric Co. .....................           465,347        13,518,330
  General Mills, Inc. ......................            17,109           754,165
  General Motors Corp. .....................            26,261         1,403,650
  Genuine Parts Co. ........................             8,141           283,877
  Genzyme Corp. (Genl. Div)* ...............             9,938           191,207
  Georgia-Pacific (Timber Group) ...........            10,762           264,530
  Gillette Co. .............................            49,428         1,674,126
  Golden West Financial Corp. ..............             7,250           498,655
  Goodrich Corporation .....................             4,764           130,152
  Goodyear Tire & Rubber Co. ...............             7,641           142,963
  Grainger (W.W.), Inc. ....................             4,382           219,538
  Great Lakes Chemical Corp. ...............             2,351            62,278
  Guidant Corp.* ...........................            14,273           431,473
  HCA, Inc. ................................            24,122         1,145,795
  Halliburton Co. ..........................            20,397           325,128
  Harley-Davidson, Inc. ....................            14,179           726,957
  Harrah's Entertainment, Inc.* ............             5,369           238,115
  Hartford Financial Svc Gp., Inc. .........            11,585           688,960
  Hasbro, Inc. .............................             8,091           109,714
  Health Management Associates* ............            11,322           228,138
  HealthSouth Corp.* .......................            18,373           234,991
  Heinz (H.J.) Co. .........................            16,395           673,835
  Hercules, Inc.* ..........................             5,081            58,940
  Hershey Food Corp. .......................             6,352           397,000
  Hewlett-Packard Co. ......................           141,406         2,160,684
  Hilton Hotels Corp. ......................            17,297           240,428
  Home Depot, Inc. .........................           110,260         4,049,850
  Honeywell International, Inc. ............            38,282         1,348,675
  Household International, Inc. ............            21,438         1,065,469
  Humana, Inc.* ............................             7,901           123,493
  Huntington Bancshares, Inc. ..............            11,576           224,806
  IMS Health, Inc. .........................            13,519           242,666
  ITT Industries, Inc. .....................             4,249           299,979
  Illinois Tool Works, Inc. ................            14,271           974,709
  Immunex Corp.* ...........................            25,849           577,467
  Inco Ltd.* ...............................             8,535           193,232
  Ingersoll Rand Co.* ......................             7,868           359,253
  Intel Corp. ..............................           313,047         5,719,369
  International Game Technology* ...........             4,192           237,686
  International Paper Co. ..................            22,573           983,731
  Interpublic Group of Cos., Inc. ..........            17,887           442,882
  Intl. Business Machines Corp. ............            80,153         5,771,016
  Intl. Flavors & Fragrances ...............             4,440           144,256
  Intuit, Inc.* ............................             9,961           495,261
  J.P. Morgan Chase & Co. ..................            93,220         3,162,022
  JDS Uniphase Corp.* ......................            63,751           170,215
  Jabil Circuit, Inc.* .....................             9,235           194,951
  Jefferson-Pilot Corp. ....................             7,047           331,209
  John Hancock Financial Services ..........            13,787           485,302
  Johnson & Johnson ........................           140,989         7,368,085
  Johnson Controls, Inc. ...................             4,106           335,091
  Jones Apparel Group, Inc.* ...............             6,030           226,125
  KB Home ..................................             2,357           121,409
  KLA Tencor Corp.* ........................             8,855           389,531
  Kellogg Co. ..............................            19,155           686,898
  Kerr-McGee Corp. .........................             4,692           251,257
  KeyCorp ..................................            19,944           544,471
  Keyspan Corporation ......................             6,514           245,252
  Kimberly Clark Corp. .....................            24,295         1,506,290
  Kinder Morgan, Inc. ......................             5,789           220,098
  King Pharmaceuticals, Inc.* ..............            11,611           258,345
  Knight-Ridder, Inc. ......................             3,939           247,960

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                         Shares        Value
                                                        -------     ------------
Common Stocks (CONTINUED):
  Kohl's Corp.* ............................            15,688      $  1,099,415
  Kroger Co.* ..............................            37,181           739,902
  LSI Logic Corp.* .........................            17,321           151,559
  Leggett & Platt ..........................             9,202           215,327
  Lehman Brothers Holdings, Inc. ...........            11,439           715,166
  Lexmark Int'l, Inc.* .....................             6,088           331,187
  Lilly (Eli) & Co. ........................            52,645         2,969,178
  Limited Brands, Inc. .....................            24,222           515,929
  Lincoln National Corp. ...................             8,756           367,752
  Linear Technology Corp. ..................            14,857           466,956
  Liz Claiborne, Inc. ......................             4,927           156,679
  Lockheed Martin Corp. ....................            21,103         1,466,659
  Loews Corp. ..............................             8,851           469,014
  Louisiana-Pacific Corp.* .................             4,893            51,817
  Lowe's Companies, Inc. ...................            36,370         1,651,198
  Lucent Technologies* .....................           160,436           266,324
  MBIA, Inc. ...............................             6,951           392,940
  MBNA Corp. ...............................            39,894         1,319,295
  MGIC Investment Corp. ....................             5,019           340,288
  Manor Care, Inc.* ........................             4,795           110,285
  Marathon Oil Corp. .......................            14,491           392,996
  Marriott International, Inc. .............            11,286           429,432
  Marsh & McLennan Cos., Inc. ..............            12,863         1,242,566
  Marshall & Ilsley Corp. ..................            10,027           310,135
  Masco Corp. ..............................            22,657           614,231
  Mattel, Inc. .............................            20,426           430,580
  Maxim Integrated Products, Inc. ..........            15,119           579,511
  May Department Stores Co. ................            13,403           441,361
  Maytag Corp. .............................             3,595           153,327
  McDermott International, Inc.* ...........             2,889            23,401
  McDonald's Corp. .........................            59,556         1,694,368
  McGraw-Hill Cos., Inc. ...................             9,059           540,822
  McKesson Corp. ...........................            13,463           440,240
  MeadWestvaco Corp. .......................             9,303           312,209
  Medimmune, Inc.* .........................            11,709           309,118
  Medtronic, Inc. ..........................            56,844         2,435,765
  Mellon Financial Corp. ...................            20,681           650,004
  Merck & Co., Inc. ........................           106,058         5,370,777
  Mercury Interactive Corp.* ...............             3,875            88,970
  Meredith Corp. ...........................             2,312            88,665
  Merrill Lynch & Co., Inc. ................            40,391         1,635,836
  MetLife, Inc. ............................            33,029           951,235
  Micron Technology, Inc.* .................            28,112           568,425
  Microsoft Corp.* .........................           253,628        13,873,441
  Millipore Corp.* .........................             2,236            71,507
  Mirant Corp.* ............................            18,770           137,021
  Molex Inc., Cl A .........................             9,100           305,123
  Moody's Corp. ............................             7,307           363,523
  Morgan Stanley ...........................            51,595         2,222,713
  Motorola, Inc. ...........................           106,322         1,551,238
  NCR Corp.* ...............................             4,550           157,430
  NIKE, Inc. Cl B ..........................            12,554           673,522
  NVIDIA Corporation* ......................             7,002           120,294
  Nabors Industries, Ltd.* .................             6,748           238,204
  National City Corp. ......................            28,446           945,830
  National Semiconductor Corp.* ............             8,320           242,694
  Navistar International Corp. .............             2,806            89,792
  Network Appliance, Inc.* .................            15,574           193,741
  New York Times Co. Cl A ..................             7,062           363,693
  Newell Rubbermaid, Inc. ..................            12,501           438,285
  Newmont Mining Corp Holding Co. ..........            18,347           483,077
  Nextel Communications, Inc.* .............            38,155           122,478
  NiSource, Inc. ...........................             9,719           212,166
  Nicor, Inc. ..............................             2,076            94,977
  Noble Corporation* .......................             6,295           242,987
  Nordstrom, Inc. ..........................             6,295           142,582
  Norfolk Southern Corp. ...................            18,104           423,272
  Nortel Networks Corp.* ...................           179,661           260,508
  Northern Trust Corp. .....................            10,403           458,356
  Northrop Grumman Corp. ...................             5,282           660,250
  Novell, Inc.* ............................            16,984            54,519
  Novellus Systems, Inc.* ..................             6,714           228,276
  Nucor Corp. ..............................             3,643           236,941
  Occidental Petroleum Corp. ...............            17,497           524,735
  Office Depot, Inc.* ......................            14,377           241,534
  Omnicom Group, Inc. ......................             8,704           398,643
  Oracle Corp.* ............................           257,106         2,434,794
  PACCAR, Inc. .............................             5,391           239,307
  PG & E Corp.* ............................            18,169           325,043
  PMC-Sierra Inc.* .........................             7,732            71,676
  PNC Financial Services Group .............            13,297           695,167
  PPG Industries, Inc. .....................             7,906           489,381
  PPL Corporation ..........................             6,865           227,094
  Pactiv Corp.* ............................             7,461           177,572
  Pall Corp. ...............................             5,721           118,711
  Palm, Inc.* ..............................            27,048            47,604
  Parametric Technology Corp.* .............            12,177            41,767
  Parker Hannifin Corp. ....................             5,487           262,224
  Paychex, Inc. ............................            17,552           549,202
  Penney (J.C.) Co., Inc. ..................            12,516           275,602
  Peoples Energy Corp. .....................             1,661            60,560
  Peoplesoft, Inc.* ........................            14,540           216,355
  Pepsi Bottling Group, Inc. ...............            13,231           407,515
  PepsiCo, Inc. ............................            82,784         3,990,189
  PerkinElmer, Inc. ........................             5,886            65,040
  Pfizer, Inc. .............................           292,386        10,233,510
  Pharmacia Corp. ..........................            60,546         2,267,448
  Phelps Dodge Corp.* ......................             4,172           171,886
  Phillip Morris Cos., Inc. ................           100,177         4,375,731
  Phillips Petroleum Co. ...................            17,858         1,051,479
  Pinnacle West Capital Corp. ..............             3,964           156,578
  Pitney Bowes, Inc. .......................            11,266           447,486
  Placer Dome, Inc. ........................            15,381           172,421
  Plum Creek Timber Co. ....................             8,553           262,577
  Power One, Inc.* .........................             3,693            22,970
  Praxair, Inc. ............................             7,649           435,764
  Proctor & Gamble Co. .....................            60,849         5,433,816
  Progress Energy, Inc. ....................            10,359           538,772
  Progressive Corp. of Ohio ................            10,301           595,913
  Providian Financial Corp.* ...............            13,519            79,492
  Public Svc. Enterprise Group .............             9,641           417,455
  Pulte Homes Inc. .........................             2,826           162,438
  QLogic Corp.* ............................             4,353           165,849
  Qualcomm, Inc.* ..........................            36,037           990,657
  Quintiles Transnational Corp.* ...........             5,602            69,969
  Qwest Communications Intl.* ..............            78,515           219,842
  RadioShack Corp. .........................             8,139           244,658
  Rational Software Corp.* .................             9,105            74,752
  Raytheon  Co. ............................            18,645           759,784
  Reebok International Ltd.* ...............             2,759            81,391
  Regions Financial Corp. ..................            10,651           374,383
  Reliant Energy, Inc. .....................            14,213           240,200
  Robert Half Intl., Inc.* .................             8,215           191,410
  Rockwell Automation, Inc. ................             8,638           172,587
  Rockwell Collins .........................             8,595           235,675
  Rohm Haas Co. ............................            10,322           417,938
  Rowan Cos., Inc. .........................             4,391            94,187
  Royal Dutch Petroleum Co. (N.Y.) .........            99,480         5,498,260
  Ryder System, Inc. .......................             2,841            76,963
  SBC Communications, Inc. .................           156,391         4,769,926
  SLM Corporation ..........................             7,343           711,537
  Sabre Group Holdings, Inc.* ..............             6,692           239,574

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                         Shares        Value
                                                        -------     ------------
Common Stocks (CONTINUED):
  Safeco Corp. .............................             5,984      $    184,846
  Safeway, Inc.* ...........................            22,629           660,541
  Sanmina Corp.* ...........................            24,489           154,526
  Sara Lee Corp. ...........................            36,785           759,242
  Schering-Plough Corp. ....................            68,572         1,686,871
  Schlumberger, Ltd. .......................            26,989         1,254,989
  Scientific-Atlanta, Inc. .................             7,327           120,529
  Sealed Air Corp.* ........................             3,921           157,899
  Sears Roebuck & Co. ......................            14,763           801,631
  Sempra Energy ............................             9,704           214,750
  Sherwin-Williams Co. .....................             7,234           216,514
  Siebel Systems, Inc.* ....................            22,173           315,300
  Sigma-Aldrich Corp. ......................             3,436           172,315
  Simon Property Group .....................             8,237           303,451
  Snap-On, Inc. ............................             2,713            80,549
  Solectron Corp.* .........................            38,434           236,369
  SouthTrust Corp. .........................            16,229           423,901
  Southern Co. .............................            32,985           903,789
  Southwest Airlines Co. ...................            36,131           583,877
  Sprint Corp. (FON Gp.) ...................            41,722           442,670
  Sprint Corp.* (PCS Gp.) ..................            46,471           207,725
  St. Jude Medical, Inc.* ..................             4,077           301,086
  St. Paul Companies, Inc. .................             9,713           378,030
  Stanley Works ............................             3,985           163,425
  Staples, Inc.* ...........................            21,890           431,233
  Starbucks Corp.* .........................            18,076           449,189
  Starwood Hotels & Resorts ................             9,262           304,627
  State Street Corp. .......................            15,206           679,708
  Stillwell Financial, Inc. ................            10,366           188,661
  Stryker Corp. ............................             9,208           492,720
  Sun Microsystems, Inc.* ..................           151,995           761,495
  Sunoco, Inc. .............................             3,543           126,237
  Suntrust Banks, Inc. .....................            13,402           907,583
  Supervalu, Inc. ..........................             6,201           152,111
  Symbol Technologies, Inc. ................            10,696            90,916
  Synovus Financial Corp. ..................            13,827           380,519
  Sysco Corp. ..............................            31,153           847,985
  T. Rowe Price Group, Inc. ................             5,776           189,915
  TJX Companies, Inc. ......................            25,272           495,584
  TMP Worldwide, Inc.* .....................             5,178           111,327
  TRW, Inc. ................................             5,919           337,265
  TXU Corp. ................................            12,417           640,096
  Target Corp. .............................            42,456         1,617,574
  Teco Energy, Inc. ........................             7,171           177,482
  Tektronix, Inc.* .........................             4,309            80,621
  Tellabs, Inc.* ...........................            19,202           119,052
  Temple-Inland, Inc. ......................             2,496           144,419
  Tenet Healthcare Corp.* ..................            15,243         1,090,637
  Teradyne, Inc.* ..........................             8,563           201,231
  Texas Instruments, Inc. ..................            81,207         1,924,606
  Textron, Inc. ............................             6,616           310,290
  Thermo Electron Corp.* ...................             8,070           133,155
  Thomas & Betts Corp.* ....................             2,724            50,666
  Tiffany & Co. ............................             6,787           238,902
  Torchmark Corp. ..........................             5,685           217,167
  Toys R Us, Inc.* .........................             9,815           171,468
  Transocean, Inc.* ........................            14,931           465,101
  Tribune Co. ..............................            14,095           613,133
  Tupperware Corp. .........................             2,722            56,590
  Tyco International Ltd. ..................            93,501         1,263,198
  UNUMProvident Corp. ......................            11,337           288,527
  US Bancorp ...............................            89,509         2,090,035
  UST, Inc. ................................             7,884           268,056
  Unilever N.V. (N.Y.) .....................            26,771         1,734,761
  Union Pacific Corp. ......................            11,792           746,198
  Union Planters Corp. .....................             9,490           307,191
  Unisys Corp.* ............................            15,105           135,945
  United States Steel Group ................             4,740            94,279
  United Technologies Corp. ................            22,143         1,503,510
  UnitedHealth Group, Inc. .................            14,418         1,319,968
  Univision Communications, Inc. ...........            10,721           336,639
  Unocal Corp. .............................            11,427           422,113
  V F Corp. ................................             5,197           203,774
  Veritas Software Corp.* ..................            19,159           379,157
  Verizon Communications ...................           127,495         5,118,924
  Viacom, Inc. Cl B* .......................            82,759         3,672,017
  Visteon Corp. ............................             6,106            86,705
  Vitesse Semiconductor Corp.* .............             9,378            29,166
  Vulcan Materials Co. .....................             4,745           207,831
  Wachovia Corp. ...........................            64,081         2,446,613
  Wal-Mart Stores, Inc. ....................           208,263        11,456,548
  Walgreen Co. .............................            47,859         1,848,793
  Washington Mutual, Inc. ..................            45,616         1,692,810
  Waste Management, Inc. ...................            28,938           753,835
  Waters Corp.* ............................             6,127           163,591
  Watson Pharmaceuticals, Inc.* ............             4,986           125,996
  Wellpoint Health Networks Inc. ...........             6,765           526,385
  Wells Fargo & Company ....................            80,096         4,009,606
  Wendy's International, Inc. ..............             5,365           213,688
  Weyerhaeuser Co. .........................            10,314           658,549
  Whirlpool Corp. ..........................             3,130           204,577
  Williams Cos., Inc. ......................            24,169           144,772
  Winn-Dixie Stores, Inc. ..................             6,583           102,629
  Worthington Industries, Inc. .............             3,999            72,382
  Wrigley (Wm.) Jr. Co. ....................            10,549           583,887
  Wyeth ....................................            62,098         3,179,418
  XL Capital Limited* ......................             6,344           537,337
  Xcel Energy, Inc. ........................            18,458           309,541
  Xerox Corp.* .............................            33,722           235,042
  Xilinx, Inc.* ............................            15,713           352,443
  Yahoo!, Inc.* ............................            27,994           413,191
  Yum! Brands, Inc.* .......................            13,975           408,769
  Zimmer Holdings, Inc.* ...................             9,077           323,686
  Zions Bancorporation .....................             4,298           223,926
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost: $452,004,816) 98.1% ...............                        $425,519,848
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                        Face
                                             Rate     Maturity      Amount          Value
                                           --------   --------    ----------   --------------
Short-Term Debt Securities:
U. S. GOVERNMENT (0.2%)
   U.S. Treasury Bill (a) ...............   1.67%      09/12/02    $  750,000    $    747,386
                                                                                 ------------
COMMERCIAL PAPER (1.7%)
   McDonald's Corp. .....................   1.98       07/01/02     7,598,000       7,597,164
                                                                                 ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $8,344,550) 1.9% ..................................................       8,344,550
                                                                                 ------------
TOTAL INVESTMENTS
   (Cost: $460,349,366) 100.0% ..............................................    $433,864,398
                                                                                 ============

------------
Futures Contracts Outstanding As Of JUNE 30, 2002:

                                                   Expiration     Underlying Face   Unrealized
                                                      Date        Amount at Value   Gain/(Loss)
                                                   ----------     ---------------   -----------
PURCHASED
   33 S&P 500 Stock Index Futures Contracts ....  September 2002     $8,168,325      $(45,663)
                                                                     ==========      ========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.9%

------------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2002 (Unaudited)

                                                         Shares        Value
                                                        -------     ------------
Common Stocks:
  3Com Corp.* ..............................            60,695      $    267,058
  99 Cent Only Stores* .....................            11,880           304,722
  A. Schulman, Inc. ........................             4,993           107,095
  AGCO Corp.* ..............................            12,670           247,065
  AGL Resources, Inc. ......................             9,497           220,330
  AK Steel Holding Corp.* ..................            18,412           235,858
  Abercrombie & Fitch Co. Cl A* ............            16,899           407,604
  Activision, Inc.* ........................            10,553           306,670
  Acxiom Corp.* ............................            14,947           261,423
  Adtran, Inc.* ............................             6,565           124,728
  Advance PCS* .............................            15,730           376,576
  Advanced Fibre Communication* ............            14,006           231,659
  Advent Software, Inc.* ...................             5,919           152,118
  Affiliated Computer Svcs.* ...............            22,433         1,065,119
  Airborne Freight Corp. ...................             8,221           157,843
  Airgas, Inc.* ............................            11,924           206,285
  Alaska Air Group, Inc.* ..................             4,535           118,364
  Albany International Corp. Cl A ..........             5,451           146,686
  Albemarle Corp. ..........................             7,114           218,756
  Alexander & Baldwin, Inc. ................             6,918           176,617
  Allete, Inc. .............................            14,441           391,351
  Alliant Energy Corp. .....................            15,372           395,060
  Allmerica Financial Corp. ................             9,039           417,602
  AmerUs Group Co. .........................             6,885           255,434
  American Eagle Outfitters* ...............            12,285           259,705
  American Financial Group .................            11,675           279,033
  American Water Works Co. .................            17,030           735,866
  Americredit Corp.* .......................            14,562           408,464
  Ametek, Inc. .............................             5,605           208,786
  Apogent Technologies Inc.* ...............            18,196           374,292
  Apria Healthcare Group, Inc.* ............             9,255           207,312
  Aquila, Inc. .............................            30,581           244,648
  Arch Coal Inc. ...........................             8,947           203,186
  Arrow Electronics, Inc.* .................            17,039           353,559
  Arvin Meritor, Inc. ......................            11,556           277,344
  Ascential Software Corp.* ................            43,364           120,986
  Associated Banc-Corp .....................            12,941           488,005
  Astoria Financial Corp. ..................            15,310           490,686
  Atlas Air Worldwide Hldgs., Inc. .........             6,534            24,176
  Atmel Corp.* .............................            79,567           498,089
  Avnet, Inc.* .............................            20,375           448,046
  Avocent Corp.* ...........................             7,624           121,374
  BISYS Group, Inc.* .......................            20,315           676,490
  BJ's Wholesale Club, Inc.* ...............            12,129           466,967
  Bandag, Inc. .............................             3,527            99,885
  Bank of Hawaii Corp. .....................            12,421           347,788
  Banknorth Group, Inc. ....................            25,088           652,790
  Banta Corp. ..............................             4,220           151,498
  Barnes & Noble, Inc.* ....................            11,485           303,549
  Barr Laboratories, Inc.* .................             7,368           468,089
  Beckman Coulter, Inc. ....................            10,483           523,102
  Belo Corporation .........................            19,037           430,427
  Black Hills Corp. ........................             4,531           156,818
  Blyth, Inc. ..............................             7,880           246,014
  Bob Evans Farms, Inc. ....................             5,976           188,124
  Borders Group, Inc.* .....................            13,927           256,257
  Borg-Warner, Inc. ........................             4,505           260,209
  Bowater, Inc. ............................             9,393           510,697
  Brinker International, Inc.* .............            16,687           529,812
  BroadWing, Inc.* .........................            37,254            96,860
  C.H. Robinson Worldwide, Inc. ............            14,443           484,274
  CBRL Group, Inc. .........................             9,512           289,450
  CDW Computers Centers, Inc.* .............            14,640           685,298
  CNF Transportation, Inc. .................             8,178           310,600
  CSG Systems Intl., Inc.* .................             8,970           171,686
  Cabot Corp. ..............................            10,632           304,607
  Cabot MicroElectronics Corp.* ............             4,129           178,208
  Cadence Design Systems, Inc.* ............            45,339           730,865
  Callaway Golf Co. ........................            13,309           210,815
  Carlisle Companies, Inc. .................             5,172           232,637
  Carpenter Technology Corp. ...............             3,792           109,248
  Catalina Marketing Corp.* ................             9,418           265,776
  Ceridian Corp.* ..........................            25,132           477,005
  Certegy, Inc.* ...........................            11,837           439,271
  CheckFree Corp.* .........................            13,289           207,840
  ChoicePoint, Inc.* .......................            14,513           659,906
  Church & Dwight ..........................             6,683           209,378
  Cirrus Logic, Inc.* ......................            14,022           103,342
  City National Corp. ......................             8,509           457,359
  Claire's Stores, Inc. ....................             8,286           189,749
  Clayton Homes, Inc. ......................            23,453           370,557
  Cleco Corporation ........................             7,688           168,367
  Coach, Inc.* .............................             7,542           414,056
  CommScope, Inc.* .........................            10,547           131,838
  Commerce Bancorp, Inc. (N.J.) ............            11,307           499,769
  Compass Bancshares, Inc. .................            21,725           729,960
  Conectiv, Inc. ...........................            15,110           389,989
  Constellation Brands, Inc. Cl A ..........            15,153           484,896
  Cooper Cameron Corp.* ....................             9,221           446,481
  Copart, Inc.* ............................            15,486           251,338
  Covance, Inc.* ...........................            10,593           198,619
  Credence Systems Corp.* ..................            10,310           183,209
  Cree, Inc.* ..............................            12,410           164,184
  Crompton Corp. ...........................            19,314           246,254
  Cypress Semiconductor Corp.* .............            20,889           317,095
  Cytec Industries, Inc.* ..................             6,784           213,289
  Cytyc Corp.* .............................            20,859           158,946
  D.R. Horton, Inc. ........................            24,908           648,355
  DPL, Inc. ................................            21,536           569,627
  DQE, Inc. ................................            12,162           170,268
  DST Systems, Inc.* .......................            20,380           931,570
  DeVry, Inc.* .............................            11,932           272,527
  Dean Foods Co* ...........................            15,323           571,548
  Dentsply International, Inc. .............            13,305           491,088
  Dial Corp. ...............................            16,147           323,263
  Diebold, Inc. ............................            12,254           456,339
  Dole Food Company ........................             9,547           275,431
  Dollar Tree Stores* ......................            19,343           762,308
  Donaldson Company, Inc. ..................             7,542           264,272
  Dreyers Grand Ice Cream, Inc. ............             5,891           404,123
  Dun & Bradstreet* ........................            12,669           418,710
  Dycom Industries, Inc.* ..................             8,165            95,449
  E*Trade Group, Inc.* .....................            60,486           330,254
  EGL Inc.* ................................             8,167           138,512
  ENSCO International, Inc. ................            23,013           627,334
  Eaton Vance Corp. ........................            11,832           369,158
  Education Management Corp.* ..............             5,940           241,936
  Edwards (A.G.), Inc. .....................            13,724           533,452
  Edwards LifeSciences Corp.* ..............            10,119           234,761
  Electronic Arts, Inc.* ...................            23,483         1,551,052
  Emmis Communications Cl A* ...............             9,004           190,795
  Energizer Holdings, Inc.* ................            15,558           426,600
  Energy East Corporation ..................            24,926           563,328
  Entercom Communications* .................             8,424           386,662
  Equitable Resources, Inc. ................            10,785           369,926
  Everest RE Group* ........................             8,760           490,122
  Expeditors Int'l Wash., Inc. .............            17,634           584,743
  Express Scripts, Inc.* ...................            13,585           680,744
  Extended Stay America, Inc.* .............            15,775           255,871
  FEI Company* .............................             5,466           133,972
  FMC Corp.* ...............................             5,948           179,451
  FMC Technologies Inc.* ...................            11,110           230,644
  Fairchild Semicon Intl. Cl A* ............            19,319           469,452
  Fastenal Co. .............................            12,918           497,472
  Federal Signal Corp. .....................             7,694           184,656
  Ferro Corp. ..............................             6,735           203,060

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                         Shares        Value
                                                        -------     ------------
Common Stocks (CONTINUED):
  Fidelity Natl. Finl., Inc. ...............            16,277      $    514,353
  First Health Group Corp.* ................            17,232           483,185
  First Virginia Banks, Inc. ...............             8,171           438,129
  Firstmerit Corp. .........................            14,497           399,827
  Flowserve Corporation* ...................             9,388           279,762
  Forest Oil Corp.* ........................             7,987           227,070
  Fuller( H.B.) Co. ........................             4,835           141,617
  Furniture Brands Intl., Inc.* ............             9,581           289,825
  GATX Corp. ...............................             8,320           250,432
  GTECH Holdings Corp.* ....................             9,794           250,139
  Gallagher (Arthur J.) & Co. ..............            14,656           507,830
  Gartner, Inc.* ...........................            14,377           135,144
  Gentex Corp.* ............................            12,830           352,440
  Gilead Sciences, Inc.* ...................            33,172         1,090,695
  Glatfelter ...............................             7,373           138,612
  Golden State Bancorp .....................            23,203           841,109
  Graftech International Ltd.* .............             9,531           117,231
  Granite Construction .....................             7,026           177,758
  Grant Prideco, Inc.* .....................            18,933           257,489
  Great Plains Energy, Inc. ................            10,574           215,181
  Greater Bay Bancorp ......................             8,550           262,998
  Greenpoint Financial Corp. ...............            17,032           836,271
  HCC Insurance Holdings, Inc. .............            10,589           279,020
  HON Industries, Inc. .....................            10,021           272,772
  Hanover Compressor Co.* ..................            11,171           150,809
  Harris Corp. .............................            11,302           409,584
  Harsco Corp. .............................             6,830           256,125
  Harte-Hanks, Inc. ........................            16,051           329,848
  Hawaiian Electric Inds ...................             6,153           261,810
  Health Net, Inc.* ........................            21,373           572,155
  Helmerich & Payne, Inc. ..................             8,521           304,370
  Henry (Jack) & Associates ................            15,398           256,993
  Henry Schein, Inc.* ......................             7,355           327,298
  Hibernia Corp. Cl A ......................            27,255           539,376
  Hillenbrand Industries, Inc. .............            10,717           601,760
  Hispanic Broadcasting Corp.* .............            18,539           483,868
  Horace Mann Educators Corp. ..............             6,960           129,943
  Hormel Foods Corp. .......................            23,636           565,846
  Hospitality Properties Trust .............            10,685           390,003
  Hubbell, Inc. Cl B .......................            10,018           342,115
  ICN Pharmaceuticals, Inc. ................            14,166           342,959
  IDEC Pharmaceuticals Corp.* ..............            25,914           918,651
  IMC Global, Inc. .........................            19,582           244,775
  INCYTE Pharmaceuticals, Inc.* ............            11,441            83,176
  IdaCorp, Inc. ............................             6,404           177,391
  Imation Corp.* ...........................             5,972           177,727
  Independence Community Bank ..............             9,837           282,617
  Indymac Bancorp, Inc.* ...................            10,287           233,309
  Infocus Corp.* ...........................             6,668            78,549
  Integrated Device Tech., Inc.* ...........            17,767           322,293
  International Rectifier* .................            10,839           315,957
  International Speedway Corp. .............             9,087           364,389
  Internet Security Systems, Inc. ..........             8,226           107,925
  Intersil Corp. Cl A* .....................            23,139           494,712
  Interstate Bakeries Corp. ................             7,417           214,203
  Investment Technology Grp., Inc. .........             8,378           273,961
  Investors Financial Services .............            10,964           367,733
  Ivax Corp.* ..............................            33,160           358,128
  J.B. Hunt Transport Svcs., Inc. ..........             6,191           182,758
  J.M. Smucker Co. .........................             8,371           285,702
  Jacobs Engineering Group, Inc. ...........             9,251           321,750
  Kaydon Corp. .............................             5,115           120,765
  Keane, Inc.* .............................            12,901           159,972
  Kelly Services, Inc. .....................             6,130           165,571
  Kemet Corp.* .............................            14,615           261,024
  Kennametal, Inc. .........................             5,861           214,513
  Korn/Ferry International* ................             6,458            58,768
  L-3 Communications Hldgs., Inc. ..........            15,895           858,330
  LTX Corp.* ...............................             8,297           118,481
  Labranche & Co.* .........................            10,033           229,756
  Lam Research Corp.* ......................            21,691           390,004
  Lancaster Colony Corp. ...................             6,233           222,269
  Lattice Semiconductor Corp.* .............            18,692           163,368
  Lear Corp.* ..............................            11,108           513,745
  Lee Enterprises ..........................             7,543           264,005
  Legato Systems, Inc.* ....................            19,364            69,710
  Legg Mason, Inc. .........................            10,940           539,780
  Lennar Corp. .............................            10,979           671,915
  Leucadia National ........................             9,456           299,377
  Lifepoint Hospitals Inc.* ................             6,712           243,713
  Lincare Holdings, Inc.* ..................            18,309           591,381
  Longs Drug Stores Corp. ..................             6,479           183,291
  Longview Fibre Co.* ......................             8,729            82,227
  Lubrizol Corp. ...........................             8,737           292,690
  Lyondell Petrochemical Co. ...............            21,231           320,588
  M & T Bank Corp. .........................            15,793         1,354,408
  MDU Resources Group ......................            12,061           317,084
  MIPS Technologies Inc. Cl B* .............             6,671            37,157
  MPS Group Inc.* ..........................            16,867           143,370
  Macromedia Inc.* .........................            10,057            89,206
  Macrovision Corp.* .......................             8,661           113,546
  Mandalay Resort Group* ...................            11,630           320,639
  Manpower, Inc. ...........................            12,864           472,752
  Martin Marietta Materials, Inc. ..........             8,294           323,466
  McCormick & Co., Inc. ....................            23,700           610,275
  McData Corporation  Cl A* ................            19,295           169,989
  Media General, Inc. Cl A .................             3,926           235,560
  Mentor Graphics Corp.* ...................            11,134           158,325
  Mercantile Bankshares Corp. ..............            11,931           489,529
  Metris Companies, Inc. ...................            10,599            88,078
  Michaels Stores, Inc.* ...................            11,246           438,594
  Micrel, Inc.* ............................            15,821           227,506
  Microchip Technology, Inc.* ..............            33,961           931,550
  Millennium Pharmaceuticals, Inc. .........            47,989           583,066
  Miller (Herman), Inc. ....................            12,944           262,763
  Minerals Technologies, Inc. ..............             3,478           171,535
  Modine Manufacturing Co. .................             5,702           140,155
  Mohawk Industries, Inc.* .................            11,481           706,426
  Mony Group, Inc. .........................             8,268           281,195
  Murphy Oil Corp. .........................             7,743           638,798
  Mylan Laboratories, Inc. .................            21,427           671,736
  NCO Group, Inc.* .........................             4,411            96,072
  NSTAR ....................................             9,063           405,841
  National Fuel Gas Co. ....................            13,612           306,406
  National Instruments Corp.* ..............             8,752           284,965
  National-Oilwell, Inc.* ..................            13,824           290,995
  Natl. Commerce Financial Corp. ...........            35,124           923,761
  Neiman-Marcus Group, Inc.* ...............             8,153           282,909
  Networks Associates, Inc.* ...............            24,999           481,731
  Neuberger Berman .........................            12,028           440,225
  New Plan Excel Realty Trust ..............            16,135           336,092
  New York Community Bancorp, Inc. .........            18,263           494,927
  Newport Corp.* ...........................             6,451           101,023
  Noble Energy, Inc. .......................             9,674           348,748
  Nordson Corp. ............................             5,675           139,946
  North Fork Bancorp, Inc. .................            27,897         1,110,580
  Northeast Utilities ......................            23,435           440,812
  OGE Energy Corp. .........................            13,318           304,449
  Ocean Energy, Inc. .......................            29,827           646,351
  Ohio Casualty Corp.* .....................            10,287           214,998
  Old Republic Intl. Corp. .................            20,476           644,994
  Olin Corp. ...............................             7,990           176,979
  Omnicare, Inc. ...........................            16,025           420,817
  Oneok, Inc. ..............................            10,273           225,492
  Outback Steakhouse, Inc.* ................            13,145           461,390
  Overseas Shipholding Group ...............             5,856           123,444

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                         Shares        Value
                                                        -------     ------------
Common Stocks (CONTINUED):
  Oxford Health Plans, Inc.* ...............            14,960      $    695,042
  PNM Resources, Inc. ......................             6,686           161,801
  Pacificare Health Systems, Inc. ..........             5,901           160,507
  Packaging Corp of America* ...............            17,975           357,523
  Papa John's Intl., Inc.* .................             3,512           117,266
  Park Place Entertainment* ................            51,432           527,178
  Patterson Dental Co.* ....................            11,563           581,966
  Patterson UTI Energy, Inc.* ..............            13,429           379,101
  Payless Shoesource, Inc.* ................             3,799           219,012
  Pennzoil-Quaker State Co. ................            13,682           294,573
  Pentair, Inc. ............................             8,385           403,151
  PepsiAmericas, Inc. ......................            26,324           393,281
  Perrigo Co.* .............................            12,338           160,394
  Pioneer Natural Resources Co.* ...........            19,733           514,045
  Pittston Brink's Group ...................             9,276           222,624
  Plantronics, Inc.* .......................             7,925           150,654
  Plexus Corp.* ............................             7,155           129,506
  Polycom, Inc.* ...........................            17,056           204,501
  Potlatch Corp. ...........................             4,834           164,453
  Potomac Electric Power Co. ...............            18,237           391,731
  Powerwave Technologies, Inc.* ............            11,143           102,070
  Precision Castparts Corp. ................             8,867           292,611
  Price Communications Corp.* ..............             9,299           148,784
  Pride International, Inc.* ...............            22,695           355,404
  Protective Life Corp. ....................            11,717           387,833
  Protein Design* ..........................            15,111           164,105
  Provident Financial Group ................             8,408           243,916
  Puget Energy, Inc. .......................            14,819           306,012
  Quanta Services, Inc.* ...................            11,799           116,456
  Quantum Corp.* ...........................            26,503           111,313
  Quest Diagnostics, Inc.* .................            16,515         1,421,116
  Questar Corp. ............................            13,920           343,824
  RF Micro Devices* ........................            28,492           217,109
  RJ Reynolds Tobacco Holdings .............            15,640           840,650
  RPM, Inc. ................................            19,502           297,406
  RSA Security, Inc.* ......................             9,602            46,186
  Radian Group, Inc. .......................            16,116           787,267
  Rayonier, Inc. ...........................             4,719           231,844
  Reader's Digest Assn .....................            16,967           317,792
  Republic Services, Inc.* .................            28,294           539,567
  Retek Inc.* ..............................             8,890           216,027
  Reynolds & Reynolds Co. ..................            11,972           334,617
  Rollins, Inc. ............................             5,139           104,527
  Roslyn Bancorp, Inc. .....................            14,393           314,199
  Ross Stores, Inc. ........................            13,467           548,780
  Ruddick Corp. ............................             7,928           134,459
  SCANA Corp. ..............................            17,830           550,412
  SEI Investments ..........................            18,678           526,159
  SPX, Inc.* ...............................             7,029           825,908
  Saks Incorporated* .......................            24,260           311,498
  Sandisk Corp.* ...........................            11,672           144,733
  Scholastic Corp.* ........................             6,649           251,997
  Semtech Corp.* ...........................            12,434           331,988
  Sensient Technologies Corp. ..............             8,089           184,106
  Sepracor, Inc.* ..........................            14,288           136,450
  Sequa Corp. Cl A* ........................             1,774           116,002
  Sierra Pacific Resources* ................            17,384           135,595
  Silicon Valley Bancshares* ...............             7,774           204,923
  Six Flags, Inc.* .........................            15,740           227,443
  Smith International, Inc.* ...............             8,625           588,139
  Smithfield Foods, Inc.* ..................            18,844           349,556
  Solutia, Inc. ............................            17,878           125,504
  Sonoco Products Co. ......................            16,409           464,703
  Sotheby's Holdings* ......................            10,479           149,326
  Sovereign Bancorp, Inc. ..................            44,337           662,838
  StanCorp Financial Group, Inc. ...........             5,051           280,331
  Steris Corp.* ............................            11,865           226,740
  Stewart & Stevenson Svcs., Inc. ..........             4,861            86,234
  Storage Technology Corp.* ................            18,031           287,955
  Sungard Data Sys. Inc.* ..................            48,020         1,271,570
  Superior Industries Intl .................             4,426           204,703
  Swift Transportation Co., Inc. ...........            14,709           342,720
  Sybase, Inc.* ............................            16,879           178,073
  Sykes Enterprises, Inc.* .................             6,871            52,831
  Sylvan Learning Systems, Inc.* ...........             6,786           135,313
  Symantec Corp.* ..........................            24,216           795,496
  Synopsys, Inc.* ..........................            13,281           727,932
  TCF Financial ............................            12,888           632,801
  Tech Data Corp.* .........................             9,605           363,549
  Tecumseh Products Co. Cl A ...............             3,158           167,627
  Teleflex, Inc. ...........................             6,643           379,647
  Telephone & Data Systems, Inc. ...........            10,009           606,045
  The Cheesecake Factory, Inc.* ............             8,584           304,560
  The Colonial BancGroup, Inc. .............            20,458           306,870
  The PMI Group, Inc. ......................            15,342           586,064
  Tidewater, Inc. ..........................            10,348           340,656
  Timberland Company Cl A* .................             6,439           230,645
  Titan Corp.* .............................            13,121           239,983
  Tootsie Roll Inds., Inc. .................             8,797           339,212
  Transaction Systems Architects ...........             6,035            70,972
  Triad Hospitals, Inc.* ...................            12,397           525,385
  Trigon Healthcare, Inc.* .................             6,117           615,248
  Trinity Industries .......................             7,814           161,906
  Triquint Semiconductor, Inc.* ............            22,369           143,385
  Tyson Foods, Inc. ........................            60,174           933,299
  Unifi, Inc.* .............................             9,199           100,269
  United Rentals* ..........................            13,038           284,228
  Unitrin, Inc. ............................            11,544           412,929
  Universal Corp. ..........................             4,455           163,499
  Universal Health Services Cl B ...........            10,235           501,515
  VISX, Inc.* ..............................             9,188           100,149
  Valassis Communication, Inc.* ............             9,152           334,048
  Valero Energy Corp. ......................            18,031           674,720
  Valspar Corp. ............................             8,478           382,697
  Varco International, Inc.* ...............            16,402           287,691
  Varian Medical Systems, Inc.* ............            11,561           468,799
  Vectren Corporation ......................            11,569           290,382
  Vertex Pharmaceutical* ...................            12,894           209,914
  Viad Corp. ...............................            15,128           393,328
  Vishay Intertechnology, Inc.* ............            27,145           597,190
  WGL Holdings, Inc. .......................             8,301           214,996
  WPS Resources ............................             5,368           219,175
  Waddell & Reed Financial, Inc. ...........            13,679           313,523
  Wallace Computer Svcs., Inc. .............             7,003           150,564
  Washington Post Co. Cl B .................             1,622           883,990
  Wausau-Mosinee Paper Corp. ...............             8,803           106,075
  Weatherford International, Inc. ..........            20,368           879,897
  Webster Financial Corp. ..................             8,324           318,310
  Westamerica Bancorp ......................             5,700           223,325
  Westar Energy, Inc. ......................            12,211           187,438
  Western Gas Resources ....................             5,584           208,841
  Westwood One, Inc.* ......................            18,238           609,513
  Whole Foods Market, Inc.* ................             9,628           464,261
  Williams-Sonoma, Inc.* ...................            19,589           600,598
  Wilmington Trust Corp. ...................            11,166           340,562
  Wind River Systems* ......................            13,437            67,318
  Wisconsin Energy Corp. ...................            19,626           495,948
  York International Corp. .................             6,706           226,595
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost: $146,240,501) 96.2% ...............           100,000      $139,750,809
                                                                    ============
-----------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                             Face
                                                  Rate     Maturity       Amount         Value
                                                  ----     --------       ------         -----
Short-Term Debt Securities:
U. S. Government (0.3%)
   U.S. Treasury Bill (a) .....................   1.70%     09/19/02     $ 500,000    $    498,086
                                                                                      ------------
COMMERCIAL PAPER (3.5%)
   Bellsouth Corporation ......................   1.75      07/01/02     3,600,000       3,599,650
   SLM Corp. ..................................   1.85      07/05/02     1,410,000       1,409,565
                                                                                      ------------
                                                                                         5,009,215
                                                                                      ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $5,507,279) 3.8% .......................................................       5,507,301
                                                                                      ------------
TOTAL INVESTMENTS
   (Cost: $151,747,780) 100.0% ...................................................    $145,258,110
                                                                                      ============

--------------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2002:

                                                         Expiration     Underlying Face  Unrealized
                                                            Date        Amount at Value  Gain/(Loss)
                                                         ----------     ---------------  ----------
PURCHASED
   23 S&P MidCap 400 Stock Index Futures Contracts ...  September 2002     $5,638,450    $(131,925)
                                                                           ==========    =========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 3.9%

---------------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2002 (Unaudited)

                                                                                        Face
                                                Rating*         Rate     Maturity      Amount         Value
                                                -------        ------    --------   -----------  --------------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.1%)
   U.S. Treasury Bond ......................       AAA          6.13%    11/15/27    $ 6,000,000  $    6,344,760
   U.S. Treasury Note ......................       AAA          5.88     11/15/04      3,000,000       3,188,430
   U.S. Treasury Strip .....................       AAA          0.00     05/15/14     10,000,000       5,196,700
   U.S. Treasury Strip .....................       AAA          0.00     02/15/17     15,000,000       6,427,950
                                                                                                  --------------
                                                                                                      21,157,840
                                                                                                  --------------
AGENCIES/OTHER GOVERNMENTS (37.8%)
   Connecticut Housing Fin. Auth. ..........       AAA          7.63     05/15/21      2,500,000       2,570,125
   FHLMC ...................................       AAA          8.00     07/15/06        147,510         153,732
   FHLMC ...................................       AAA          7.50     04/01/07         17,849          18,216
   FHLMC ...................................       AAA          6.50     11/01/21      4,937,845       5,073,635
   FNMA ....................................       AAA          8.00     03/01/31      1,638,991       1,740,903
   FNMA ....................................       AAA          7.50     06/01/31      3,062,121       3,213,297
   FNMA ....................................       AAA          7.00     09/01/31      4,983,642       5,161,159
   FNMA ....................................       AAA          7.00     11/01/31      3,692,905       3,824,446
   FNMA ....................................       AAA          6.00     04/01/32      4,893,735       4,881,500
   FNMA ....................................       AAA          8.00     04/01/32      3,852,876       4,092,448
   FNMA ....................................       AAA          6.50     04/01/32      9,842,587      10,033,239
   FNMA ....................................       AAA          7.50     04/01/32      2,461,192       2,582,701
   FNMA ....................................       AAA          8.00     04/01/32      1,398,813       1,485,791
   FNMA ....................................       AAA          6.00     04/01/32      6,509,012       6,492,740
   FNMA ....................................       AAA          6.00     05/01/32     13,365,559      13,332,146
   FNMA ....................................       AAA          6.50     05/01/32     20,300,957      20,694,187
   FNMA ....................................       AAA          6.50     05/01/32      7,441,270       7,585,407
   FNMA ....................................       AAA          7.50     06/01/32      6,948,721       7,291,779
   FNMA ....................................       AAA          7.00     06/01/32     10,400,000      10,770,448
   FNMA ....................................       AAA          6.00     05/01/16      3,412,262       3,479,415
   FNMA ....................................       AAA          6.50     09/01/16      1,879,550       1,946,499
   FNMA ....................................       AAA          6.00     03/01/17      2,682,123       2,734,907
   FNMA ....................................       AAA          6.50     03/01/17      3,955,717       4,096,619
   FNMA ....................................       AAA          5.50     04/01/17      1,627,435       1,628,949
   FNMA ....................................       AAA          6.00     05/01/17      7,287,927       7,431,353
   FNMA ....................................       AAA          6.50     05/01/17      1,444,389       1,495,838
   FNMA ....................................       AAA          5.50     05/01/17      3,337,364       3,340,468
   FNMA ....................................       AAA          5.50     05/01/17      1,195,370       1,196,481
   GNMA ....................................       AAA          6.50     04/15/31      2,605,527       2,657,638
   GNMA ....................................       AAA          7.00     09/15/31      2,346,143       2,434,851
   GNMA ....................................       AAA          7.00     09/15/31      4,467,160       4,636,063
   GNMA ....................................       AAA          6.50     12/15/31      5,669,961       5,783,360
   GNMA ....................................       AAA          6.50     05/15/32      2,084,440       2,126,129
   GNMA ....................................       AAA          7.00     05/15/32      1,740,553       1,806,363
                                                                                                  --------------
                                                                                                     157,792,832
                                                                                                  --------------
BASIC MATERIALS (12.1%)
   Georgia-Pacific (Timber Group) ..........       BBB-         8.63     04/30/25      7,000,000       6,152,580
   Inco Ltd. ...............................       BBB-         9.60     06/15/22      7,500,000       7,860,000
   Millennium America, Inc. ................       BBB-         7.00     11/15/06     10,000,000       9,409,200
   Millennium America, Inc. ................       BBB-         7.63     11/15/26      5,000,000       4,078,450
   PolyOne Corp. ...........................       BBB          6.88     12/15/05      5,000,000       5,152,800
   PolyOne Corp. ...........................       BBB          7.50     12/15/15      3,750,000       3,665,925

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                                                        Face
                                                Rating*         Rate     Maturity      Amount         Value
                                                -------        ------    --------   -----------  --------------
LONG-TERM DEBT SECURITIES (CONTINUED):
BASIC MATERIALS (Cont'd.)
   Praxair, Inc. ...........................       BBB+         6.90%    11/01/06    $ 5,000,000  $    5,407,150
   Solutia, Inc. ...........................        BB-         6.72     10/15/37      7,500,000       6,262,500
   USX Corp. ...............................       BBB+         8.75     09/15/22      2,000,000       2,346,180
                                                                                                  --------------
                                                                                                      50,334,785
                                                                                                  --------------
CONSUMER, CYCLICAL (13.5%)
   Borg-Warner, Inc. .......................       BBB+         8.00     10/01/19     10,000,000      10,953,600
   Centex Corp. ............................       BBB-         8.75     03/01/07      2,000,000       2,206,900
   Centex Corp. ............................       BBB-         7.38     06/01/05      5,000,000       5,223,800
   Fruit of the Loom, Inc. (1) .............        NR          7.00     03/15/11      1,525,914         586,486
   Fruit of the Loom, Inc. (1) .............        NR          7.38     11/15/23      1,250,000         875,000
   Hasbro, Inc. ............................        BB          8.50     03/15/06     12,500,000      12,687,500
   Kellwood, Co. ...........................       BBB-         7.88     07/15/09     10,000,000       9,144,500
   Neiman-Marcus Group, Inc. ...............       BBB          7.13     06/01/28      2,500,000       2,429,151
   Oakwood Homes Corp. .....................       CCC          8.13     03/01/09      2,500,000       1,387,500
   Polaroid Corp. (1) ......................        Ca(3)       7.25     01/15/07      3,750,000          46,875
   Shopko Stores, Inc. .....................         B+         9.00     11/15/04      5,000,000       4,925,000
   Tommy Hilfiger USA, Inc. ................       BBB-         6.50     06/01/03      5,000,000       5,000,000
   V F Corp. ...............................         A-         9.25     05/01/22      1,000,000       1,047,470
                                                                                                  --------------
                                                                                                      56,513,782
                                                                                                  --------------
CONSUMER, NON-CYCLICAL (2.0%)
   Intl. Flavors & Fragrances ..............       BBB+         6.45     05/15/06      2,500,000       2,586,000
   Ralston Purina Co. ......................       AAA          8.63     02/15/22      2,500,000       3,192,500
   Supervalu, Inc. .........................       BBB          8.88     11/15/22      2,500,000       2,612,200
                                                                                                  --------------
                                                                                                       8,390,700
                                                                                                  --------------
ENERGY (6.0%)
   Enron Corp. (1) .........................         D          0.00     02/07/21     10,000,000       1,000,000
   Louis Dreyfus Natural Gas Corp. .........       BBB          9.25     06/15/04      2,000,000       2,172,420
   Lyondell Chemical Co. ...................        BB         10.25     11/01/10      7,500,000       7,500,000
   NorAm Energy Corp. ......................       BBB+         6.38     11/01/03      5,000,000       4,711,700
   Southern Union Co. ......................       BBB+         7.60     02/01/24     10,000,000       9,459,000
                                                                                                  --------------
                                                                                                      24,843,120
                                                                                                  --------------
FINANCIAL (11.5%)
   Berkley (W.R.) Corp. ....................       BBB+         8.70     01/01/22      5,000,000       4,966,600
   Executive Risk, Inc. ....................        AA-         7.13     12/15/07      5,000,000       5,536,350
   Fairfax Financial Holdings, Ltd. ........        BB+         8.25     10/01/15      2,500,000       1,712,500
   First American Corp. ....................       BBB          7.55     04/01/28      1,500,000       1,199,490
   Fremont General Corp. ...................       CCC+         7.70     03/17/04      3,500,000       3,150,000
   Harleysville Group, Inc. ................       BBB+         6.75     11/15/03      2,500,000       2,562,375
   Lehman Brothers Holdings, Inc. ..........         A          0.00     07/28/28     10,000,000       1,244,800
   Morgan (J.P.) & Co., Inc. ...............         A+         0.00     04/15/27     32,500,000       5,517,850
   Nationwide Health Properties ............       BBB-         7.90     11/20/06      5,000,000       5,244,150
   Rank Group Financial ....................       BBB-         6.75     11/30/04      5,000,000       5,137,950
   Simon Property Group, Inc. ..............       BBB          7.88     03/15/16      5,000,000       5,425,350
   Triad Guaranty ..........................         A          7.90     01/15/28      3,250,000       2,851,043

   Vesta Insurance Group, Inc. .............        B2(3)       8.75     07/15/25      5,000,000       3,336,250
                                                                                                  --------------
                                                                                                      47,884,708
                                                                                                  --------------

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                                                        Face
                                                Rating*         Rate     Maturity      Amount         Value
                                                -------        ------    --------   -----------  --------------
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTHCARE (1.7%)
   Bausch & Lomb, Inc. .....................       BBB-         6.75%    12/15/04    $ 2,000,000    $  2,005,380
   Bausch & Lomb, Inc. .....................       BBB-         6.38     08/01/03      5,250,000       5,262,233
                                                                                                    ------------
                                                                                                       7,267,613
                                                                                                    ------------
INDUSTRIAL (6.2%)
   Arrow Electronics, Inc. .................       BBB          8.70     10/01/05      2,500,000       2,573,175
   Browning-Ferris Inds., Inc. .............        BB-         7.88     03/15/05      5,000,000       4,925,000
   Clark Equipment Co. .....................       BBB+         8.35     05/15/23      5,000,000       5,285,550
   Harman Intl. Industries, Inc. ...........       BBB-         7.13     02/15/07      2,500,000       2,509,925
   Owens Corning  (1) ......................        NR          7.00     03/15/09      2,500,000         950,000
   Thermo Electron Corp., Inc ..............       BBB          4.00     01/15/05     10,000,000       9,475,000
                                                                                                    ------------
                                                                                                      25,718,650
                                                                                                    ------------
TELECOMMUNICATIONS (0.3%)
   Metronet Communications .................        CC          0.00(2)  06/15/08    10,000,000        1,000,000
   Pacific Bell ............................        AA-         6.63     10/15/34         30,000          28,050
   Teleglobe, Inc. (1) .....................        NR          7.20     07/20/09     10,500,000         262,500
                                                                                                    ------------
                                                                                                       1,290,550
                                                                                                    ------------
UTILITIES (1.8%)
   Aquila, Inc. ............................       BBB          8.00%    03/01/23    $10,000,000     $ 7,365,600
                                                                                                    ------------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $436,669,855) 98.0%                                                                       $408,560,180
                                                                                                    ============

------------
Abbreviations:  FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association
                GNMA = Government National Mortgage Association NR = Issue is not rated by either S&P or Moody's

(1) Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(2) Debt obligation initially issued in zero coupon form which converts to a coupon rate in the future.

(3)  Issue not rated by S&p Moody's rating assigned.

The total value of investments not rated and/or below-investment grade as a percentage of the Fund's total investments as of June 30, 2002 is 12.1%.

* Ratings as per Standard & Poor's Corporation, except where noted.

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                                           Face
                                                   Rate     Maturity      Amount          Value
                                                  ------    --------   ------------- --------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.0%)
   Novartis Finance Corp. ......................   1.95%    07/01/02     $8,205,000    $  8,204,111
                                                                                       ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $8,204,111) 2.0% ........................................................       8,204,111
                                                                                       ------------
TOTAL INVESTMENTS
   (Cost: $444,873,966) 100.0% ....................................................    $416,764,291
                                                                                       ============

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2002 (Unaudited)

                                                                                    Face
                                                 Rating*     Rate    Maturity      Amount         Value
                                                 -------     ----    --------      ------         -----
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (11.9%)
   U.S. Treasury Note .......................    AAA         3.38%    04/30/04    $ 500,000     $  505,275
   U.S. Treasury Note .......................    AAA         3.63     08/31/03      750,000        762,270
   U.S. Treasury Note .......................    AAA         2.75     10/31/03      250,000        251,403
   U.S. Treasury Note .......................    AAA         3.00     11/30/03      500,000        503,970
   U.S. Treasury Note .......................    AAA         3.00     01/31/04      500,000        503,260
                                                                                                ----------
                                                                                                 2,526,178
                                                                                                ----------
AGENCIES (66.3%)
   FHLMC ....................................    AAA         7.75     12/01/02        5,847          5,897
   FHLMC ....................................    AAA         6.50     09/01/04       31,231         32,214
   FHLMC ....................................    AAA         8.50     06/01/06      207,624        220,332
   FHLMC ....................................    AAA         7.50     02/15/07      107,085        111,803
   FHLMC ....................................    AAA         7.00     03/15/07      121,597        126,651
   FHLMC ....................................    AAA         7.50     09/01/07      108,487        112,329
   FHLMC ....................................    AAA         7.25     11/01/07       20,837         21,600
   FHLMC ....................................    AAA         6.50     12/15/07      588,727        621,472
   FHLMC ....................................    AAA         7.75     05/01/08      206,226        217,866
   FHLMC ....................................    AAA         6.00     09/15/08       43,793         44,847
   FHLMC ....................................    AAA         6.00     10/01/08      405,081        418,748
   FHLMC ....................................    AAA         5.50     04/01/09      324,039        330,011
   FHLMC ....................................    AAA         5.50     06/01/09      422,131        427,670
   FHLMC ....................................    AAA         8.25     10/01/09      114,407        120,841
   FHLMC ....................................    AAA         6.50     11/01/09      124,565        129,780
   FHLMC ....................................    AAA         5.50     11/15/09      500,000        516,560
   FHLMC ....................................    AAA         7.50     07/01/10      123,737        130,216
   FHLMC ....................................    AAA         6.00     11/01/10      290,936        300,752
   FHLMC ....................................    AAA         7.00     02/01/14      340,425        354,679
   FHLMC ....................................    AAA         8.00     05/01/14       86,989         91,312
   FHLMC ....................................    AAA         6.00     07/01/16      501,166        508,213
   FHLMC ....................................    AAA         8.50     09/01/17       44,284         47,855
   FHLMC ....................................    AAA         8.00     09/01/18      229,739        244,242
   FHLMC ....................................    AAA         5.00     04/25/19       58,769         59,044
   FHLMC ....................................    AAA         6.00     07/15/20      545,000        566,119
   FHLMC ....................................    AAA         6.50     02/15/21      200,000        208,124
   FHLMC ....................................    AAA         7.50     03/15/21      180,649        186,802
   FHLMC ....................................    AAA         6.50     05/15/21       24,968         25,335
   FHLMC ....................................    AAA         6.00     11/15/21      108,281        109,193
   FHLMC ....................................    AAA         6.00     05/15/22       12,586         12,692
   FHLMC ....................................    AAA         6.50     09/15/23       94,774         95,988
   FHLMC ....................................    AAA         6.00     09/15/23      500,000        516,405
   FHLMC ....................................    AAA         5.75     07/15/24      480,631        496,698
   FNMA .....................................    AAA         7.00     11/25/04      137,033        140,244
   FNMA .....................................    AAA         8.25     10/01/05        4,003          4,214
   FNMA .....................................    AAA         7.50     07/01/06      120,691        126,397
   FNMA .....................................    AAA         7.50     09/01/06       90,115         94,375
   FNMA .....................................    AAA         7.50     11/25/06       25,641         25,753
   FNMA .....................................    AAA         7.50     02/25/07       74,015         76,396
   FNMA .....................................    AAA         6.50     03/25/07      205,200        214,561

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                                                    Face
                                                 Rating*     Rate    Maturity      Amount         Value
                                                 -------     ----    --------      ------         -----
LONG-TERM DEBT SECURITIES:
AGENCIES (Continued)
   FNMA .....................................    AAA         7.50%    05/01/07     $101,840    $   106,654
   FNMA .....................................    AAA         7.75     03/01/08       96,034        101,433
   FNMA .....................................    AAA         8.00     04/01/08       71,247         76,317
   FNMA .....................................    AAA         6.00     09/01/08      271,744        272,253
   FNMA .....................................    AAA         7.50     09/01/08      128,387        136,531
   FNMA .....................................    AAA         5.50     11/01/08      205,557        209,732
   FNMA .....................................    AAA         5.50     12/01/08       39,264         40,061
   FNMA .....................................    AAA         7.50     01/01/09       62,673         65,636
   FNMA .....................................    AAA         5.50     02/01/09      124,367        126,893
   FNMA .....................................    AAA         6.00     07/01/09      337,275        350,450
   FNMA .....................................    AAA         8.50     12/01/09      108,821        116,302
   FNMA .....................................    AAA         8.25     01/01/10      170,941        181,322
   FNMA .....................................    AAA         6.00     01/01/11      153,363        158,778
   FNMA .....................................    AAA         6.00     07/25/11      500,000        523,435
   FNMA .....................................    AAA         6.50     08/01/13      283,561        291,004
   FNMA .....................................    AAA         5.50     02/25/16      190,000        195,938
   FNMA .....................................    AAA         8.00     06/01/17       51,732         54,745
   FNMA .....................................    AAA         6.30     09/25/18       35,819         36,043
   FNMA .....................................    AAA         6.25     01/25/21       95,321         96,304
   FNMA .....................................    AAA         6.00     11/18/21      400,000        414,500
   FNMA .....................................    AAA         6.25     01/25/22      415,000        430,301
   FNMA .....................................    AAA         6.25     02/25/22      200,000        209,250
   FNMA .....................................    AAA         6.00     09/25/22      233,266        239,972
   FNMA .....................................    AAA         5.00     09/25/22      373,000        379,528
   FNMA .....................................    AAA         6.50     01/25/23      371,325         386,75
   GNMA .....................................    AAA         9.50     12/20/03        8,651          9,238
   GNMA .....................................    AAA         7.50     07/15/07      177,629        189,478
   GNMA .....................................    AAA         7.00     08/15/07      162,953        171,726
   GNMA .....................................    AAA         7.50     05/20/08      120,237        126,429
   GNMA .....................................    AAA         6.00     11/15/08      140,888        144,757
   GNMA .....................................    AAA         6.00     06/15/09      117,371        120,595
   GNMA .....................................    AAA         9.00     03/15/10       59,644         64,335
                                                                                               -----------
                                                                                                14,120,927
                                                                                               -----------
CONSUMER, CYCLICAL (1.2%)
   Hasbro, Inc. .............................    BB          7.95     03/15/03      250,000        253,125
                                                                                               -----------
ENERGY (3.1%)
   Columbia Energy Group ....................    BBB         6.61     11/28/02      400,000        400,216
   Louis Dreyfus Natural Gas Corp ...........    BBB         9.25     06/15/04      250,000        271,553
                                                                                               -----------
                                                                                                   671,769
                                                                                               -----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                                                    Face
                                                 Rating*     Rate    Maturity      Amount         Value
                                                 -------     ----    --------      ------         -----
LONG-TERM DEBT SECURITIES:
FINANCIAL (6.4%)
   Chemical Mortgage Securities, Inc. ........    AAA        6.50%    02/25/24     $306,857    $   315,007
   Chase Mortgage Finance Corp. ..............    AAA        7.40     01/25/08       94,122         99,563
   Prudential Home Mtge. Secs. Co. ...........    AAA        6.75     09/25/08      176,309        181,708
   Prudential Home Mtge. Secs. Co. ...........    AAA        6.00     01/25/09      175,983        177,906
   Residential Fdg. Mtge. Sec. ...............    AAA        6.50     08/25/13      418,750        433,930
   Residential Fdg. Mtge. Sec. ...............    AAA        6.25     03/25/14      153,835        156,815
                                                                                               -----------
                                                                                                 1,364,929
                                                                                               -----------
INDUSTRIAL (2.4%)

   Edperbrascan Corp. ........................    A-         7.38     10/01/02     $500,000        503,875
                                                                                               -----------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $19,137,436) 91.3% ..............................................................     19,440,803
                                                                                               -----------


                                                                                    Face
                                                             Rate    Maturity      Amount         Value
                                                             ----    --------      ------         -----
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (8.7%)
   7-Eleven Inc. ........................................    2.00%    07/01/02     $343,000    $   342,962
   Abbott Laboratories ..................................    1.75     07/18/02      372,000        371,656
   Bellsouth Corporation ................................    1.75     07/01/02      495,000        494,952
   SLM Corp. ............................................    1.85     07/05/02      400,000        399,877
   Verizon Global Funding ...............................    1.80     07/18/02      250,000        249,762
                                                                                               -----------
                                                                                                 1,859,209
                                                                                               -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $1,859,209) 8.7% ................................................................      1,859,209
                                                                                               -----------
TOTAL INVESTMENTS
   (Cost: $20,996,645) 100.0% .............................................................    $21,300,012
                                                                                               ===========

----------------
Abbreviations:    FHLMC = Federal Home Loan Mortgage Corporation
                  FNMA = Federal National Mortgage Association
                  GNMA = Government National Mortgage Association

* Ratings as per Standard & Poor's Corporation.

The total value of investments rated below-investment grade as a percentage of the Fund's total investments as of June 30, 2002 is 1.2%.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2002 (Unaudited)

                                                                                    Face
                                                 Rating*     Rate    Maturity      Amount         Value
                                                 -------     ----    --------      ------         -----
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (52.9%)
   U.S. Treasury Note ......................      AAA       4.75%    11/15/08     $7,000,000   $ 7,128,030
   U.S. Treasury Note ......................      AAA       5.75     11/15/05      5,000,000     5,335,900
   U.S. Treasury Note ......................      AAA       6.50     05/15/05      4,000,000     4,342,200
   U.S. Treasury Note ......................      AAA       4.38     05/15/07      4,000,000     4,055,000
                                                                                               -----------
                                                                                                20,861,130
                                                                                               -----------
AGENCIES/OTHER GOVERNMENTS (15.5%)
   FHLB ....................................      AAA       5.13     03/06/06      5,000,000     5,196,900
   FHLMC ...................................      AAA       7.00     02/01/14        340,425       354,679
   FHLMC ...................................      AAA       8.00     07/15/06         73,755        76,866
   FNMA ....................................      AAA       6.50     11/25/05        207,257       211,402
   FNMA ....................................      AAA       7.00     04/25/07        276,643       289,524
                                                                                               -----------
                                                                                                 6,129,371
                                                                                               -----------
BASIC MATERIALS (2.2%)
   Cytec Industries, Inc. ..................      BBB       6.85     05/11/05        500,000       506,850
   Millennium America Inc. .................      BBB-      7.00     11/15/06        250,000       235,230
   Solutia, Inc. ...........................       BB-      6.72     10/15/37        150,000       125,250
                                                                                               -----------
                                                                                                   867,330
                                                                                               -----------
CONSUMER, CYCLICAL (3.8%)
   Hasbro, Inc. ............................       BB       8.50     03/15/06        500,000       507,500
   Tommy Hilfiger USA, Inc. ................      BBB-      6.50     06/01/03        500,000       500,000
   Venator Group, Inc. .....................       BB+      7.00     10/15/02        500,000       503,125
                                                                                               -----------
                                                                                                 1,510,625
                                                                                               -----------
CONSUMER NON-CYCLICAL (0.6 %)
   Intl. Flavors & Fragrances ..............      BBB+      6.45     05/15/06        250,000       258,600
                                                                                               -----------
ENERGY (1.2%)
   Williams Cos., Inc. .....................      BBB-(2)   6.50     11/15/02        500,000       481,960
                                                                                               -----------

Financial (16.5%)
   Bear Stearns Cos., Inc. .................        A       6.63     10/01/04         500,00       525,945
   Ford Motor Credit Co. ...................      BBB+      6.88     02/01/06        500,000       510,665
   General Motors Acceptance Corp. .........      BBB+      6.75     01/15/06        500,000       518,204
   Harleysville Group, Inc. ................      BBB+      6.75     11/15/03        250,000       256,237
   Heller Financial, Inc. ..................      AAA       6.38     03/15/06        500,000       529,930
   Household Finance Corp. .................        A       6.50     01/24/06        500,000       508,694
   Nationwide Health Properties ............      BBB-      7.60     11/20/28        350,000       362,520
   Nationwide Health Properties ............      BBB-      7.90     11/20/06        250,000       262,208
   Rank Group Financial ....................      BBB-      6.75     11/30/04        500,000       513,795
   Residential Funding Mtge. Sec. ..........      AAA       6.25     08/25/08        264,998       268,061
   Salomon Smith Barney Hldgs. .............       AA-      6.50     10/15/02        500,000       506,240
   Sprint Capital Corp. ....................      BBB-      7.13     01/30/06        500,000       439,550
   The CIT Group, Inc. .....................      BBB+      6.50     02/07/06        500,000       485,615
   Trinet Corp. Rlty. Trust, Inc. ..........       BB+      6.75     03/01/03        300,000       300,207
   Union Planters Corp. ....................      BBB-      6.75     11/01/05        500,000       529,705
                                                                                               -----------
                                                                                                 6,517,576
                                                                                               -----------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                                                    Face
                                                 Rating*     Rate    Maturity      Amount         Value
                                                 -------     ----    --------      ------         -----
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTHCARE (1.3%)
   Bausch & Lomb, Inc. .....................      BBB-      6.75%    12/15/04       $250,000    $  250,673
   Bausch & Lomb, Inc. .....................      BBB-      6.38     08/01/03        250,000       250,583
                                                                                               -----------
                                                                                                   501,256
                                                                                               -----------
INDUSTRIAL (3.7%)
   Airborne Freight Corp. ..................      BBB-      8.88     12/15/02        250,000       253,915
   Arrow Electronics, Inc. .................      BBB       8.70     10/01/05        500,000   .   514,635
   Crown Cork & Seal, Inc. .................      CCC       6.75     04/15/03        500,000       450,000
   Harman Intl. Industries, Inc. ...........      BBB-      7.13     02/15/07        250,000       250,993
                                                                                               -----------
                                                                                                  1,469,543
                                                                                               -----------
TELECOMMUNICATIONS (0.1%)
   Metronet Communications .................       CC       0.00(1)  06/15/08        225,000        22,500
                                                                                               -----------
UTILITIES (0.7%)
   Constellation Energy Group ..............        A       6.13     07/01/03        250,000       256,815
                                                                                               -----------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $38,532,922) 98.5% ...............................................................    38,876,706
                                                                                               -----------

                                                                                    Face
                                                             Rate    Maturity      Amount         Value
                                                             ----    --------      ------         -----
Short-Term Debt Securities:
COMMERCIAL PAPER (1.5%)
   7-Eleven Inc. .....................................      2.00%    07/01/02       $585,000   $   584,935
                                                                                               -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $584,935) 1.5% ...................................................................       584,935
                                                                                               -----------
TOTAL INVESTMENTS
   (Cost: $39,117,857) 100.0% ..............................................................   $39,461,641
                                                                                               ===========

---------------
(1) Debt obligation initially issued in zero coupon form which converts to a coupon rate in the future.
(2) Issue was down-graded to below investment grade in July, 2002. * Ratings as per Standard & Poor's Corporation.

Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association

The total value of investments rated below-investment grade as a percentage of the Fund's total investments as of June 30, 2002 is 4.8%.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2002 (Unaudited)

                                                        Shares         Value
                                                       -------      ------------
COMMON STOCKS:
BASIC MATERIALS (2.9%)
  Air Products & Chemicals, Inc. ...........            25,610      $  1,292,537
  Engelhard Corp. ..........................            92,800         2,628,096
  International Paper Co. ..................            46,350         2,019,933
  Sigma-Aldrich Corp. ......................            30,400         1,524,560
                                                                    ------------
                                                                       7,465,126
                                                                    ------------
CONSUMER CYCLICAL (10.8%)
  AOL Time Warner, Inc.* ...................             3,340            49,131
  Bed Bath & Beyond, Inc.* .................            83,200         3,139,968
  Danaher Corp. ............................            15,380         1,020,463
  Family Dollar Stores, Inc. ...............            45,830         1,615,508
  General Electric Co. .....................             7,160           207,998
  Home Depot, Inc. .........................             8,480           311,470
  Kohl's Corp.* ............................            31,200         2,186,496
  Liz Claiborne, Inc. ......................            72,160         2,294,688
  Mattel, Inc. .............................           110,320         2,325,546
  McKesson Corp. ...........................            90,300         2,952,810
  New York Times Co. Cl A ..................            66,190         3,408,785
  Newell Rubbermaid, Inc. ..................            91,620         3,212,197
  Reebok International Ltd.* ...............            74,400         2,194,800
  Starbucks Corp.* .........................           108,870         2,705,420
  Viacom, Inc. Cl B* .......................             1,000            44,370
  Wal-Mart Stores, Inc. ....................             4,640           255,246
                                                                    ------------
                                                                      27,924,896
                                                                    ------------
CONSUMER, NON-CYCLICAL (4.2%)
  Anheuser-Busch Cos., Inc. ................            47,570         2,378,500
  Coca-Cola Co. ............................             4,650           260,400
  Gillette Co. .............................            63,500         2,150,745
  Kellogg Co. ..............................            42,900         1,538,394
  PepsiCo, Inc. ............................            59,720         2,878,504
  Proctor & Gamble Co. .....................            16,790         1,499,347
                                                                    ------------
                                                                      10,705,890
                                                                    ------------
ENERGY (2.3%)
  ChevronTexaco Corp. ......................            25,840         2,286,840
  Exxon Mobil Corp. ........................             4,590           187,823
  Occidental Petroleum Corp. ...............           112,600         3,376,874
  Royal Dutch Petroleum Co. (N.Y.) .........               920            50,848
                                                                    ------------
                                                                       5,902,385
                                                                    ------------
FINANCIAL (13.5%)
  Aflac, Inc. ..............................           103,000         3,296,000
  AmSouth Bancorporation ...................           215,450         4,821,771
  American Int'l. Group, Inc. ..............               660            45,032
  BB & T Corp. .............................            87,900         3,392,940
  Bank of America Corp. ....................            26,220         1,844,839
  Citigroup, Inc. ..........................             1,213            47,004
  Fannie Mae ...............................             1,000            73,750
  Fifth Third Bancorp ......................            41,880         2,791,302
  First Tennessee Natl. Corp. ..............           113,420         4,343,986
  John Hancock Financial Services ..........            38,320         1,348,864
  National City Corp. ......................           110,600         3,677,450
  Safeco Corp. .............................            83,900         2,591,671
  Union Planters Corp. .....................           135,465         4,385,002
  Wells Fargo & Company ....................            44,700         2,237,682
                                                                    ------------
                                                                      34,897,293
                                                                    ------------
HEALTHCARE (4.7%)
  HCA, Inc. ................................            89,000         4,227,500
  Health Management Associates* ............            70,000         1,410,500
  Johnson & Johnson ........................            23,785         1,243,004
  Merck & Co., Inc. ........................             2,100           106,344
  Pfizer, Inc. .............................             6,560           229,600
  Wyeth ....................................             1,000            51,200
  Zimmer Holdings, Inc.* ...................           133,810         4,771,665
                                                                    ------------
                                                                      12,039,813
                                                                    ------------
INDUSTRIAL (6.2%)
  CSX Corp. ................................             8,250           289,163
  Cintas Corp. .............................            65,100         3,217,893
  Computer Sciences Corp.* .................            49,500         2,366,100
  FedEx Corp. ..............................            62,210         3,322,014
  ITT Industries, Inc. .....................            12,490           881,794
  KLA Tencor Corp.* ........................            18,590           817,774
  Transocean, Inc.* ........................            21,900           682,185
  Unilever N.V. (N.Y.) .....................            69,000         4,471,200
                                                                    ------------
                                                                      16,048,123
                                                                    ------------
TECHNOLOGY (9.8%)
  Cisco Systems, Inc.* .....................           140,510         1,960,115
  Dell Computer Corp.* .....................           160,870         4,205,142
  Intel Corp. ..............................            99,390         1,815,855
  Intl. Business Machines Corp. ............            11,800           849,600
  Intuit, Inc.* ............................           121,300         6,031,036
  Lockheed Martin Corp. ....................            10,690           742,955
  Microsoft Corp.* .........................            11,900           650,930
  National Semiconductor Corp.* ............           105,300         3,071,601
  Raytheon Co. .............................            63,780         2,599,035
  Rockwell Automation, Inc. ................           160,530         3,207,389
                                                                    ------------
                                                                      25,133,658
                                                                    ------------
TELECOMMUNICATIONS (0.8%)
  Alltel Corp. .............................            27,670         1,300,490
  SBC Communications, Inc. .................             6,920           211,060
  Verizon Communications ...................            11,940           479,390
                                                                    ------------
                                                                       1,990,940
                                                                    ------------
UTILITIES (0.8%)
  Southern Co. .............................            77,990         2,136,926
                                                                    ------------

TOTAL COMMON STOCKS
  (Cost: $145,620,112 ) 56.0% ..............                        $144,245,050
                                                                    ============

-------------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2002 (Unaudited)

                                                                                        Face
                                                   Rating**      Rate     Maturity      Amount          Value
                                                   ---------    ------    ---------  ------------- --------------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
   U.S. Treasury Bond ..........................     AAA          6.13%   11/15/27    $ 1,500,000     $ 1,586,190
AGENCIES/OTHER GOVERNMENTS (12.1%)
   Connecticut Housing Fin. Auth. ..............     AAA          7.63    05/15/21      1,000,000       1,028,050
   FHLMC .......................................     AAA          8.00    07/15/06         73,755          76,866
   FNMA ........................................     AAA          8.00    03/01/31        431,313         458,132
   FNMA ........................................     AAA          7.50    06/01/31        843,193         884,821
   FNMA ........................................     AAA          7.00    09/01/31      1,381,604       1,430,816
   FNMA ........................................     AAA          7.00    11/01/31        923,226         956,112
   FNMA ........................................     AAA          7.50    02/01/32        400,000         419,748
   FNMA ........................................     AAA          6.00    03/01/32        800,000         798,000
   FNMA ........................................     AAA          6.00    04/01/32      1,248,402       1,245,281
   FNMA ........................................     AAA          7.00    04/01/32        599,940         621,310
   FNMA ........................................     AAA          8.00    04/01/32        296,375         314,803
   FNMA ........................................     AAA          6.50    04/01/32      2,706,711       2,759,140
   FNMA ........................................     AAA          7.50    04/01/32        615,237         645,612
   FNMA ........................................     AAA          8.00    04/01/32        599,703         636,992
   FNMA ........................................     AAA          6.00    04/01/32      1,788,736       1,784,264
   FNMA ........................................     AAA          6.00    05/01/32        997,430         994,936
   FNMA ........................................     AAA          6.50    05/01/32      1,492,717       1,521,631
   FNMA ........................................     AAA          6.50    05/01/32      1,897,774       1,934,533
   FNMA ........................................     AAA          7.50    06/01/32        489,347         513,506
   FNMA ........................................     AAA          7.00    06/01/32        750,000         776,715
   FNMA ........................................     AAA          6.50    07/01/32      1,200,000       1,223,256
   FNMA ........................................     AAA          6.00    05/01/16        947,850         966,504
   FNMA ........................................     AAA          6.50    09/01/16        530,130         549,013
   FNMA ........................................     AAA          6.00    03/01/17        695,365         709,050
   FNMA ........................................     AAA          6.50    03/01/17        296,679         307,246
   FNMA ........................................     AAA          5.50    04/01/17        443,846         444,259
   FNMA ........................................     AAA          6.00    05/01/17        545,355         556,088
   FNMA ........................................     AAA          6.50    05/01/17        348,646         361,064
   FNMA ........................................     AAA          5.50    05/01/17        249,057         249,289
   FNMA ........................................     AAA          5.50    05/01/17        298,842         299,120
   FNMA ........................................     AAA          5.50    06/01/17        200,000         200,186
   FNMA ........................................     AAA          6.00    06/01/17        450,000         458,856
   FNMA ........................................     AAA          6.50    06/01/17        250,000         258,905
   GNMA ........................................     AAA          6.50    04/15/31        697,909         711,868
   GNMA ........................................     AAA          7.00    05/15/31        300,000         311,343
   GNMA ........................................     AAA          7.00    09/15/31        325,730         338,047
   GNMA ........................................     AAA          7.00    09/15/31        648,933         673,469
   GNMA ........................................     AAA          6.50    10/15/31        349,965         356,966
   GNMA ........................................     AAA          6.50    12/15/31        397,891         405,849
   GNMA ........................................     AAA          7.00    05/15/32        447,571         464,493
   GNMA ........................................     AAA          6.50    05/15/32        545,925         556,843
   Suffolk County, New York ....................     AAA          5.80    11/01/04        250,000         260,468
   Suffolk County, New York ....................     AAA          5.88    11/01/05        750,000         775,470
                                                                                                   --------------
                                                                                                       31,238,920
                                                                                                   --------------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                                                        Face
                                                   Rating**      Rate     Maturity      Amount          Value
                                                   ---------    ------    ---------  ------------- --------------
LONG-TERM DEBT SECURITIES (CONTINUED):
BASIC MATERIALS (4.4%)
   Georgia-Pacific (Timber Group) .............      BBB-         8.63%   04/30/25    $ 2,000,000     $ 1,757,880
   Inco Ltd. ..................................      BBB-         9.60    06/15/22      2,500,000       2,620,000
   Millennium America Inc. ....................      BBB-         7.63    11/15/26      2,500,000       2,039,225
   PolyOne Corp. ..............................      BBB          7.50    12/15/15      1,000,000         977,580
   Praxair, Inc. ..............................      BBB+         6.90    11/01/06      2,500,000       2,703,575
   Solutia, Inc. ..............................       BB-         6.72    10/15/37      1,500,000       1,252,500
                                                                                                   --------------
                                                                                                       11,350,760
                                                                                                   --------------
CONSUMER, CYCLICAL (6.5%)
   Borg-Warner, Inc. ..........................      BBB+         8.00    10/01/19      5,000,000       5,476,800
   Fruit of the Loom, Inc. (1) ................       NR          7.00    03/15/11        610,365         234,595
   Fruit of the Loom, Inc. (1) ................       NR          7.38    11/15/23        500,000         350,000
   Hasbro, Inc. ...............................       BB          8.50    03/15/06      4,000,000       4,060,000
   Kellwood, Co. ..............................      BBB-         7.88    07/15/09      2,500,000       2,286,125
   Neiman-Marcus Group, Inc. ..................      BBB          7.13    06/01/28      2,500,000       2,429,150
   Polaroid Corp. (1) .........................       C2(4)       7.25    01/15/07      1,000,000          12,500
   Shopko Stores, Inc. ........................        B+         9.00    11/15/04      1,000,000         985,000
   Venator Group, Inc. ........................       BB+         7.00    10/15/02      1,000,000       1,006,250
                                                                                                   --------------
                                                                                                       16,840,420
                                                                                                   --------------
CONSUMER, NON-CYCLICAL (1.9%)
   Ralston Purina Co. .........................      AAA          8.63    02/15/22      2,500,000       3,192,500
   Supervalu, Inc. ............................      BBB          8.88    11/15/22      1,500,000       1,567,320
                                                                                                   --------------
                                                                                                        4,759,820
                                                                                                   --------------
ENERGY (3.7%)
   Enron Corp. (1) ............................        D          0.00    02/07/21      2,500,000         250,000
   Lyondell Chemical Co. ......................       BB         10.25    11/01/10      2,500,000       2,500,000
   NorAm Energy Corp. .........................      BBB+         6.38    11/01/03      1,000,000         942,340
   Southern Union Co. .........................      BBB+         7.60    02/01/24      5,000,000       4,729,500
   Williams Cos., Inc. ........................      BBB-(3)      6.50    11/15/02      1,000,000         963,920
                                                                                                   --------------
                                                                                                        9,385,760
                                                                                                   --------------
FINANCIAL (5.1%)
   Berkley (W.R.) Corp. .......................      BBB+         8.70    01/01/22      1,500,000       1,489,980
   Fairfax Financial Holdings, Ltd ............       BB+         8.25    10/01/15        500,000         342,500
   First American Corp. .......................      BBB          7.55    04/01/28      2,250,000       1,799,234
   Fremont General Corp. ......................      CCC+         7.70    03/17/04        500,000         450,000
   Harleysville Group Inc. ....................      BBB+         6.75    11/15/03      1,000,000       1,024,950
   Lehman Brothers Holdings, Inc. .............        A          0.00    07/28/28      3,250,000         404,560
   Morgan (J.P.) & Co., Inc. ..................        A+         0.00    04/15/27     10,000,000       1,697,800
   Nationwide Health Properties ...............      BBB-         7.90    11/20/06      5,000,000       5,244,150
   Vesta Insurance Group, Inc. ................       B2(4)       8.75    07/15/25      1,000,000         667,250
                                                                                                   --------------
                                                                                                       13,120,424
                                                                                                   --------------
HEALTHCARE (1.9%)
   Bausch & Lomb, Inc. ........................      BBB-         6.75    12/15/04      2,500,000       2,506,725
   Bausch & Lomb, Inc. ........................      BBB-         6.38    08/01/03      2,500,000       2,505,825
                                                                                                   --------------
                                                                                                        5,012,550
                                                                                                   --------------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                                                        Face
                                                   Rating**      Rate     Maturity      Amount          Value
                                                   ---------    ------    ---------  ------------- --------------
LONG-TERM DEBT SECURITIES (CONTINUED):
INDUSTRIAL (1.0%)
   Arrow Electronics, Inc. ....................      BBB          8.70%   10/01/05      $ 500,000   $     514,635
   Clark Equipment Co. ........................      BBB+         8.35    05/15/23      1,500,000       1,585,665
   Owens Corning (1) ..........................       NR          7.00    03/15/09      1,500,000         570,000
                                                                                                   --------------
                                                                                                        2,670,300
                                                                                                   --------------
TELECOMMUNICATIONS (0.1%)
   Metronet Communications ....................       CC(2)       0.00    06/15/08      1,500,000         150,000
                                                                                                   --------------
UTILITIES (0.9%)
   Aquila, Inc. ...............................      BBB          8.00    03/01/23      3,000,000       2,209,680
                                                                                                   --------------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $103,504,045) 38.2% ...................................................................  $   98,324,824
                                                                                                   ==============

Abbreviations:   FHLMC = Federal Home Loan Mortgage Corporation
                 FNMA = Federal National Mortgage Association
                 GNMA = Government National Mortgage Association
                 NR = Issue is not rated by either S&P orMoody's.

(1) Issuer has filed for Chapter XI bankruptcy law protection; issue is non-income producing.

(2) Debt obligation initially issued in zero coupon form which converts to a coupon rate in the future.

(3)  Issue down-graded to below investment grade in July, 2002.

(4)  Issue not rated by S&P; Moody's rating assigned

The total value of investments rated below-investment grade as a percentage of the Fund's total investments as of June 30, 2002 is 5.0%.

**   Ratings as per Standard & Poor's Corporation, except where noted.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2002 (Unaudited)

                                                                                        Face
                                                                 Rate     Maturity      Amount          Value
                                                                ------    ---------  ------------- --------------
SHORT-TERM DEBT SECURITIES
COMMERCIAL PAPER (5.8%)
   Bellsouth Corporation ..................................      1.75%    07/01/02     $5,505,000     $ 5,504,465
   General Electric Capital Corp. .........................      1.87     07/02/02      6,000,000       5,999,065
   National Rural Utilities ...............................      1.79     07/15/02      1,200,000       1,199,044
   SLM Corp. ..............................................      1.85     07/05/02      2,120,000       2,119,346
                                                                                                     ------------
                                                                                                       14,821,920
                                                                                                     ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $14,821,920) 5.8% .....................................................................      14,821,920
                                                                                                     ------------
TOTAL INVESTMENTS
   (Cost: $263,946,077) 100.0% ..................................................................    $257,391,794
                                                                                                     ============

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2002 (Unaudited)

                                                       Shares           Value
                                                       ------           -----
Common Stocks:
BASIC MATERIALS (6.7%)
  Goldcorp, Inc. ...........................           220,000      $  2,189,000
  Georgia Gulf Corp. .......................            76,000         2,009,440
  Lone Star Technologies, Inc.* ............            60,000         1,374,000
  Meridian Gold Inc.* ......................           221,200         3,550,260
  Newmont Mining Corp. Holding Co. .........           120,000         3,159,600
  Nova Chemicals Corp. .....................            80,000         1,803,200
  OM Group Inc.* ...........................            30,000         1,860,000
  Spartech Corp. ...........................            85,000         2,314,550
  TETRA Technologies, Inc.* ................            85,847         2,279,238
                                                                    ------------
                                                                      20,539,288
                                                                    ------------
CONSUMER, CYCLICAL (26.6%)
  Aeropostale, Inc.* .......................            70,000         1,915,900
  American Axle & Mfg. Holdings* ...........           100,000         2,974,000
  Argosy Gaming Corp.* .....................           104,000         2,953,600
  Aztar Corp.* .............................            96,000         1,996,800
  BEBE Stores, Inc.* .......................            70,000         1,420,300
  Borg-Warner, Inc. ........................            30,000         1,732,800
  Boyd Gaming Corp.* .......................           300,380         4,325,473
  Brunswick Corp. ..........................            75,000         2,100,000
  CBRL Group, Inc. .........................           125,550         3,820,488
  Champps Entertainment, Inc.* .............           200,070         2,442,856
  Charlotte Russe Holding, Inc.* ...........            70,000         1,563,101
  Chico's FAS, Inc.* .......................            45,000         1,634,400
  Coach, Inc.* .............................            35,000         1,921,500
  Consolidated Graphics, Inc.* .............           155,740         2,959,060
  Constellation Brands, Inc. Cl A ..........            60,000         1,920,000
  DEB Shops, Inc. ..........................            79,840         2,696,916
  Dress Barn, Inc.* ........................           150,000         2,320,501
  Electronics Boutique Hldgs.* .............            62,990         1,845,608
  Furniture Brands Intl., Inc.* ............           110,000         3,327,501
  Group 1 Automotive* ......................            39,000         1,487,850
  Guitar Center, Inc.* .....................           134,400         2,493,120
  Hot Topic, Inc.* .........................            63,050         1,684,067
  Lear Corp.* ..............................            45,000         2,081,251
  Lee Enterprises ..........................            54,140         1,894,900
  Michaels Stores, Inc.* ...................           122,300         4,769,700
  Mohawk Industries, Inc.* .................            65,252         4,014,957
  NVR, Inc.* ...............................             5,000         1,615,000
  Ryder System, Inc. .......................            85,000         2,302,650
  Ryland Group, Inc. .......................            32,000         1,592,000
  Sonic Automotive, Inc.* ..................            50,000         1,287,500
  Sonic Corp.* .............................            82,011         2,575,967
  Superior Industries Intl .................            40,000         1,850,000
  Teleflex, Inc. ...........................            35,000         2,000,251
  The Finish Line Cl A* ....................           129,850         2,326,913
  Valspar Corp. ............................            50,000         2,257,000
                                                                    ------------
                                                                      82,103,930
                                                                    ------------
CONSUMER, NON-CYCLICAL (5.2%)
  Church & Dwight ..........................           135,000         4,229,550
  CryoLife, Inc.* ..........................            64,000         1,027,840
  Dean Foods Co.* ..........................            74,190         2,767,287
  Education Management Corp.* ..............            53,227         2,167,936
  Fresh Del Monte Produce, Inc.* ...........           115,000         2,875,000
  ITT Educational Services, Inc. ...........            70,000         1,526,000
  Panera Bread Company* ....................            47,096         1,623,399
                                                                    ------------
                                                                      16,217,012
                                                                    ------------
ENERGY (7.2%)
  Forest Oil Corp.* ........................            65,000         1,847,950
  Lyondell Petrochemical Co. ...............           100,000         1,510,000
  Murphy Oil Corp. .........................            26,690         2,201,925
  Premcor, Inc.* ...........................             2,920            75,102
  Patterson UTI Energy, Inc.* ..............           107,000         3,020,610
  Quicksilver Resources, Inc.* .............           106,000         2,740,100
  Remington Oil & Gas Corp.* ...............           205,090         4,085,393
  Spinnaker Expl. Co.* .....................            28,387         1,022,500
  Western Gas Resources ....................           100,000         3,740,000
  XTO Energy, Inc. .........................           100,000         2,060,000
                                                                    ------------
                                                                      22,303,580
                                                                    ------------
FINANCIAL (17.7%)
  Alabama National Bancorp .................           106,040         4,590,473
  Amcore Financial, Inc. ...................            45,000         1,042,651
  American Capital Strategies ..............            74,000         2,032,781
  Berkley (W.R.) Corp. .....................            27,800         1,529,000
  Boston Private Finl. Holdings ............            65,000         1,608,100
  Centerpoint Properties Trust .............            65,000         3,770,651
  East West Bancorp, Inc. ..................           103,000         3,555,560
  First Financial Holdings, Inc. ...........            41,990         1,374,754
  First Midwest Bancorp ....................           208,205         5,783,936
  Harbor Florida Bancshares, Inc. ..........           150,000         3,121,500
  Harleysville Group, Inc. .................            56,300         1,560,637
  Health Care Ppty Invs., Inc. .............            80,000         3,432,000
  Healthcare Realty Trust ..................            60,000         1,920,000
  Hilb, Rogal & Hamilton Co. ...............            71,316         3,227,049
  Hudson United Bancorp ....................            99,990         2,855,715
  New York Community Bancorp, Inc. .........            75,000         2,032,500
  Philadelphia Cons. Hldg. Co.* ............            28,000         1,269,521
  Port Financial Corp. .....................            71,990         2,886,080
  R & G Financial Corp. Cl B ...............           110,910         2,629,677
  Scottish Annuity & Life Hldg.* ...........            61,830         1,179,717
  Texas Regional Bancshares Cl A ...........            70,000         3,406,201
                                                                    ------------
                                                                      54,808,503
                                                                    ------------
HEALTHCARE (7.7%)
  CTI Molecular Imaging, Inc.* .............            53,230         1,221,096
  Caremark Rx, Inc.* .......................            87,900         1,450,350
  Edwards LifeSciences Corp.* ..............            82,644         1,917,341
  Exact Sciences Corp.* ....................            84,943         1,356,540
  Health Net, Inc.* ........................           160,000         4,283,200
  Mid Atlantic Medical Svcs., Inc. .........            77,000         2,413,950
  Triad Hospitals, Inc.* ...................            70,100         2,970,838
  United Surgical Partners, Inc. ...........           100,000         3,098,000
  Varian Medical Systems, Inc.* ............            60,000         2,433,000
  Wright Medical Group, Inc.* ..............           131,894         2,658,983
                                                                    ------------
                                                                      23,803,298
                                                                    ------------

Industrial (20.0%)
  Alliant TechSystems, Inc.* ...............            79,820         5,092,516
  Carbo Ceramics, Inc. .....................            20,000           739,000
  Corporate Executive Board Co.* ...........            55,000         1,883,750
  Covenant Transport, Inc. Cl A* ...........           166,840         3,545,350
  Crown Cork & Seal, Inc.* .................           495,650         3,395,203
  EDO Corp. ................................            84,344         2,403,803
  EMCOR Group Inc.* ........................            48,780         2,863,385
  ESCO Technologies, Inc.* .................            73,768         2,581,880
  Engineered Support Systems ...............            79,798         4,173,434
  Expeditors Int'l Wash., Inc. .............            96,720         3,207,234
  FLIR Systems, Inc.* ......................            37,078         1,556,163
  Florida Rock Industries ..................            37,000         1,324,970
  Genesee & Wyoming, Inc. Cl A* ............            96,225         2,170,836
  Heartland Express, Inc.* .................           148,226         3,547,048
  Integrated Defense Technology* ...........            33,560           987,671
  Jacobs Engineering Group, Inc. ...........            50,000         1,739,000
  Knight Transportation, Inc.* .............            85,000         1,971,150
  Kirby Corp.* .............................           102,090         2,496,101

-------------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2002 (Unaudited)

                                                       Shares           Value
                                                       ------           -----
Common Stocks (CONTINUED):
INDUSTRIAL (CONTINUED)
  Kulicke and Soffa Industries* ............            67,690      $    838,679
  Landstar System, Inc.* ...................            51,470         5,499,570
  Pactiv Corp.* ............................           100,000         2,380,000
  Siligan Holdings, Inc.* ..................            65,000         2,628,600
  Standard Pacific Corp. ...................            53,000         1,859,240
  Tsakos Energy Navigation* ................            64,840           907,760
  United Defense Inds., Inc.* ..............            97,360         2,239,280
                                                                    ------------
                                                                      62,031,623
                                                                    ------------
TECHNOLOGY (3.0%)
  DRS Technologies, Inc.* ..................            49,427      $  2,113,004
  Herley Industries Inc.* ..................           107,538         2,280,881
  JDA Software Group, Inc.* ................            86,650         2,448,729
  Varian, Inc.* ............................            61,440         2,024,448
                                                                    ------------
                                                                       8,867,062
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost: $251,665,254) 94.1% ...............                        $290,674,296
                                                                    ============

                                                       Face
                                            Rate     Maturity       Amount          Value
                                            -----    --------      -------      ------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (5.9%)
   Bemis Co. ............................   2.00%     07/01/02    $  900,000    $    899,900
   McDonald's Corp. .....................   1.98      07/01/02     7,000,000       6,999,230
   Nestle Capital Corp. .................   1.78      07/01/02     3,631,000       3,630,641
   SLM Corp. ............................   1.85      07/05/02     6,711,000       6,708,931
                                                                                ------------
                                                                                  18,238,702
                                                                                ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $18,238,702) 5.9% ................................................      18,238,702
                                                                                ------------
TOTAL INVESTMENTS
   (Cost: $269,903,956) 100.0% .............................................    $308,912,998
                                                                                ============

   The accompanying notes are an integral part of these financial statements.


                                        MUTUAL OF AMERICA INVESTMENT CORPORATION
                                           STATEMENT OF ASSETS AND LIABILITIES
                                                 June 30, 2002 (Unaudited)

                                                                                          Mid-Cap
                                        Money Market    All America    Equity Index    Equity Index      Bond
                                            Fund           Fund            Fund            Fund          Fund
                                        ------------    -----------    ------------    ------------      ----
ASSETS:
Investments at market value
   (Cost:
   Money Market Fund-- $90,025,696
   All America Fund-- $446,309,625
   Equity Index Fund-- $460,349,366
   Mid-Cap Equity Index Fund
    -- $151,747,780
   Bond Fund-- $444,873,966)
   (Notes 1 and 3) ...................   $ 90,025,476   $506,973,367   $433,864,398   $145,258,110   $416,764,291
Cash .................................         13,088      6,766,162          2,843          5,514        249,464
Interest and dividends receivable ....             --        467,946        512,522         88,899      4,907,570
Receivable for securities sold .......             --      4,163,859             --             --            252
Receivable for daily variation on
   futures contracts .................             --             --             --         23,777             --
                                         ------------   ------------   ------------   ------------   ------------
TOTAL ASSETS .........................     90,038,564    518,371,334    434,379,763    145,376,300    421,921,577
                                         ------------   ------------   ------------   ------------   ------------
LIABILITIES:
Payable for securities purchased .....             --     10,227,950             --        223,482             --
Payable for daily variation on futures
   contracts .........................             --         17,349         15,675             --             --
                                         ------------   ------------   ------------   ------------   ------------
TOTAL LIABILITIES ....................             --     10,245,299         15,675        223,482             --
                                         ------------   ------------   ------------   ------------   ------------
NET ASSETS ...........................   $ 90,038,564   $508,126,035   $434,364,088   $145,152,818   $421,921,577
                                         ============   ============   ============   ============   ============
NUMBER OF SHARES
   OUTSTANDING (Note 4) ..............     75,276,286    271,430,469    248,374,224    129,478,632    317,218,260
                                         ============   ============   ============   ============   ============
NET ASSET VALUES, offering and
  redemption price per share .........          $1.20          $1.87          $1.75          $1.12          $1.33
                                                =====          =====          =====          =====          =====


                                                  Short-Term       Mid-Term        Composite    Aggressive Equity
                                                   Bond Fund       Bond Fund         Fund            Fund
                                                  ----------       ---------        ---------   -----------------
ASSETS:
Investments at market value
   (Cost:
   Short-Term Bond Fund -- $20,996,645
   Mid-Term Bond Fund -- $39,117,857
   Composite Fund -- $263,946,077
   Aggressive Equity Fund -- $269,903,956)
   (Notes 1 and 3) .......................       $ 21,300,012     $ 39,461,641     $257,391,794     $308,912,998
Cash .....................................              3,883               --          101,553          206,156
Interest and dividends receivable ........            116,781          422,685        1,528,282          127,468
Receivable for securities sold ...........             61,219          183,049       13,415,319        2,851,258
                                                                                                    ------------
TOTAL ASSETS .............................         21,481,895       40,067,375      272,436,948      312,097,880
                                                                                                    ------------
LIABILITIES:
Payable for securities purchased .........          1,239,380               --       19,577,079               12
                                                                                                    ------------
NET ASSETS ...............................       $ 20,242,515     $ 40,067,375     $252,859,869     $312,097,868
                                                 ============     ============     ============     ============
NUMBER OF SHARES OUTSTANDING (Note 4) ....         19,194,010       42,407,874      190,536,690      198,254,922
                                                 ============     ============     ============     ============
NET ASSET VALUES, offering and
   redemption price per share ............              $1.05            $0.94            $1.33            $1.57
                                                        =====            =====            =====            =====

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2002 (Unaudited)

                                                                                                 Mid-Cap
                                               Money Market    All America    Equity Index     Equity Index       Bond
                                                   Fund           Fund            Fund             Fund           Fund
                                              -------------    -----------    ------------     ------------   ------------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends .............................       $     --    $  3,250,809    $  3,223,649    $    659,555    $         --
   Interest ..............................        828,370         164,380          79,310          81,304      14,633,420
                                                 --------    ------------    ------------    ------------    ------------
Total income .............................        828,370       3,415,189       3,302,959         740,859      14,633,420
                                                 --------    ------------    ------------    ------------    ------------
Expenses:
   Investment advisory fees (Note 2) .....        114,325       1,406,143         280,577          85,437       1,008,030
                                                 --------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME ....................        714,045       2,009,046       3,022,382         655,422      13,625,390
                                                 --------    ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments
  and futures contracts:
   Net realized gain (loss) on investments           (187)     (1,103,122)     (1,511,373)     (1,235,272)      5,417,759
   Net realized gain (loss) on
     futures contracts ...................             --      11,999,897      (4,915,592)        501,775              --
                                                 --------    ------------    ------------    ------------    ------------
                                                     (187)     10,896,775      (6,426,965)       (733,497)      5,417,759
                                                 --------    ------------    ------------    ------------    ------------
Net unrealized appreciaton (depreciation)
  of investments and futures contracts:
   Net unrealized appreciation
     (depreciation) of investments .......           (288)    (70,628,027)    (61,465,633)     (7,193,407)     (8,679,457)
   Net unrealized appreciation
     (depreciation) of futures contracts .             --        (366,700)        (45,913)       (289,625)             --
                                                 --------    ------------    ------------    ------------    ------------
                                                     (288)    (70,994,727)    (61,511,546)     (7,483,032)     (8,679,457)
                                                 --------    ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS .....................           (475)    (60,097,952)    (67,938,511)     (8,216,529)     (3,261,698)
                                                 --------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .............       $713,570    $(58,088,906)   $(64,916,129)   $ (7,561,107)   $ 10,363,692
                                                 ========    ============    ============    ============    ============


                                                                                                       Aggressive
                                              Short-Term          Mid-Term           Composite           Equity
                                               Bond Fund          Bond Fund            Fund               Fund
                                              -----------        -----------       ------------       -------------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends ............................       $     --       $         --       $    899,760        $    915,959
   Interest .............................        460,598          1,013,650          4,177,441              78,683
                                                --------       ------------       ------------        ------------
Total income ............................        460,598          1,013,650          5,077,201             994,642
                                                --------       ------------       ------------        ------------
Expenses:
   Investment advisory fees (Note 2) ....         43,466             98,863            645,229           1,229,148
                                                --------       ------------       ------------        ------------
NET INVESTMENT INCOME  (LOSS) ...........        417,132            914,787          4,431,972            (234,506)
                                                --------       ------------       ------------        ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments .          1,124            108,244         (4,092,313)        (19,463,044)
Net unrealized appreciation(depreciation)
   of investments .......................         58,381            299,235         (7,787,114)         20,915,919
                                                --------       ------------       ------------        ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ................         59,505            407,479        (11,879,427)          1,452,875
                                                --------       ------------       ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............       $476,637       $  1,322,266       $ (7,447,455)       $  1,218,369
                                                ========       ============       ============        ============

   The accompanying notes are an integral part of these financial statements.


                                                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                                                      STATEMENTS OF CHANGES IN NET ASSETS


                                            Money Market Fund            All America Fund                    Equity Index Fund
                                    -----------------------------   ---------------------------    --------------------------------
                                     For the Six        For the     For the Six      For the        For the Six        For the
                                     Months Ended      Year Ended   Months Ended    Year Ended      Months Ended      Year Ended
                                    June 30, 2002     December 31,  June 30, 2002   December 31,   June 30, 2002      December 31,
                                     (Unaudited)          2001       (Unaudited)        2001        (Unaudited)           2001
                                    -------------     ------------  -------------   ------------   -------------      ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income .........  $    714,045    $   4,944,640    $  2,009,046    $   4,540,925    $  3,022,382    $   5,645,785
  Net realized gain (loss)
    on investments and
    futures contracts ...........          (187)           5,320      10,896,775      (17,741,611)     (6,426,965)       8,853,086
  Net unrealized appreciation
    (depreciation) of
    investments and futures
    contracts ...................          (288)              68     (70,994,727)    (118,583,144)    (61,511,546)     (73,724,507)
                                   ------------    -------------     -----------    -------------    ------------    -------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS ....................       713,570        4,950,028     (58,088,906)    (131,783,830)    (64,916,129)     (59,225,636)
                                   ------------    -------------     -----------    -------------    ------------    -------------
CAPITAL SHARE TRANSACTIONS
  (Note 4):
  Net proceeds from sale of
    shares ......................    69,043,105      164,229,606      55,625,134      146,135,787      93,160,871      253,978,489
  Dividends reinvested ..........            --        4,919,275              --        2,469,600              --       15,368,023
  Cost of shares redeemed .......   (74,187,141)    (215,609,025)    (92,960,984)    (181,467,582)    (58,286,505)    (229,279,235)
  Dividend distributions ........            --       (4,919,275)             --       (2,469,600)             --      (15,368,023
                                   ------------    -------------     -----------    -------------    ------------    -------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS ............    (5,144,036)     (51,379,419)    (37,335,850)     (35,331,795)     34,874,366       24,699,254
                                   ------------    -------------     -----------    -------------    ------------    -------------
INCREASE (DECREASE) IN NET
   ASSETS .......................    (4,430,466)     (46,429,391)    (95,424,756)   (167,115,625)     (30,041,763)    (34,526,382)

NET ASSETS, BEGINNING
  OF PERIOD/YEAR ................    94,469,030      140,898,421     603,550,791      770,666,416     464,405,851      498,932,233
                                   ------------    -------------     -----------    -------------    ------------    -------------
NET ASSETS, END OF
  PERIOD/YEAR ...................  $ 90,038,564    $  94,469,030    $508,126,035    $ 603,550,791    $434,364,088    $ 464,405,851
                                   ============    =============     ===========    =============    ============    =============
COMPONENTS OF NET ASSETS:
  Paid-in capital ...............  $ 89,161,817    $  94,305,853    $457,231,378    $ 494,567,228    $477,526,027    $ 442,651,661
  Accumulated undistributed
    net investment income
    (loss) ......................       890,469          176,424       1,227,626         (781,420)      2,741,904         (280,478)
  Accumulated undistributed
    net realized  gain (loss)
    on investments and futures
    contracts ...................       (13,502)         (13,315)    (10,649,936)    (21,546,711)     (19,373,212)     (12,946,247)
  Unrealized appreciation
    (depreciation) of investments
    and futures contracts .......          (220)              68      60,316,967      131,311,694     (26,530,631)      34,980,915
                                   ------------    -------------     -----------    -------------    ------------    -------------
NET ASSETS, END OF PERIOD/YEAR ..  $ 90,038,564    $  94,469,030     $508,126,03    $ 603,550,791    $434,364,088    $ 464,405,851
                                   ============    =============     ===========    =============    ============    =============

                                            Mid-Cap Equity                                                    Short-Term
                                              Index Fund                     Bond Fund                        Bond Fund
                                    -----------------------------   ---------------------------    --------------------------------
                                     For the Six        For the     For the Six       For the       For the Six         For the
                                     Months Ended      Year Ended   Months Ended    Year Ended      Months Ended      Year Ended
                                    June 30, 2002     December 31,  June 30, 2002   December 31,   June 30, 2002      December 31,
                                     (Unaudited)          2001       (Unaudited)        2001        (Unaudited)           2001
                                    -------------     ------------  -------------   ------------   -------------      ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income ......   $     655,422    $   1,142,086    $  13,625,390    $  35,069,777    $   417,132    $     855,944
  Net realized gain (loss) on
    investments and futures
    contracts ................        (733,497)        (376,408)       5,417,759        3,707,966          1,124            4,804
  Unrealized appreciation
    (depreciation) of
    investments and futures
    contracts ................      (7,483,032)      (2,380,945)      (8,679,457)       3,467,687         58,381          178,168
                                 -------------    -------------    -------------    -------------    -----------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS ............      (7,561,107)      (1,615,267)      10,363,692       42,245,430        476,637        1,038,916
                                 -------------    -------------    -------------    -------------    -----------    -------------
CAPITAL SHARE TRANSACTIONS
  (Note 4):
  Net proceeds from sale of
    shares ...................     124,771,988      138,108,085       32,811,599       49,270,527      5,848,177        9,881,691
  Dividends reinvested .......              --        2,599,237               --       35,837,983             --          844,118
  Cost of shares redeemed ....     (84,478,199)    (118,754,034)    (25,551,7710     (200,242,000)    (2,543,355)      (6,941,623)
  Dividend distributions .....              --       (2,599,237)              --      (35,837,983)            --         (844,118
                                 -------------    -------------    -------------    -------------    -----------    -------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS .........      40,293,789       19,354,051        7,259,828     (150,971,473)     3,304,822        2,940,068
                                 -------------    -------------    -------------    -------------    -----------    -------------
INCREASE (DECREASE) IN
  NET ASSETS .................      32,732,682       17,738,784       17,623,520     (108,726,043)     3,781,459        3,978,984
                                 -------------    -------------    -------------    -------------    -----------    -------------
NET ASSETS, BEGINNING OF
  PERIOD/YEAR ................     112,420,136       94,681,352      404,298,057      513,024,100     16,461,056       12,482,072
                                 -------------    -------------    -------------    -------------    -----------    -------------
NET ASSETS, END OF PERIOD/YEAR   $ 145,152,818    $ 112,420,136    $ 421,921,577    $ 404,298,057    $20,242,515    $  16,461,056
                                 =============    =============    =============    =============    ===========    =============
COMPONENTS OF NET ASSETS:
  Paid-in capital ............   $ 152,628,454    $ 112,420,136    $ 433,053,085    $ 425,793,257    $19,581,722    $  16,276,900
  Accumulated undistributed
    net investment income
    (loss) ...................          66,936           11,514       12,815,597         (809,793)       437,984           20,852
  Accumulated undistributed
    net realized gain (loss)
    on investments and
    futures contracts ........      (1,520,977)        (787,480)       4,162,570       (1,255,189)       (80,558)         (81,682)
  Unrealized appreciation
    (depreciation) of
    investments and futures
    contracts ................      (6,621,595)         861,437      (28,109,675)     (19,430,218)       303,367          244,986
                                 -------------    -------------    -------------    -------------    -----------    -------------
NET ASSETS, END OF
   PERIOD/YEAR ...............   $ 145,152,818    $ 112,420,136    $ 421,921,577    $ 404,298,057    $20,242,515    $  16,461,056
                                 =============    =============    =============    =============    ===========    =============



   The accompanying notes are an integral part of these financial statements.


                                          MUTUAL OF AMERICA INVESTMENT CORPORATION
                                      STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                Mid-Term
                                               Bond Fund                   Composite Fund               Aggressive Equity Fund
                                    -----------------------------   ---------------------------    --------------------------------
                                     For the Six        For the     For the Six       For the       For the Six        For the
                                     Months Ended      Year Ended   Months Ended    Year Ended      Months Ended      Year Ended
                                    June 30, 2002     December 31,  June 30, 2002   December 31,   June 30, 2002      December 31,
                                     (Unaudited)          2001       (Unaudited)        2001        (Unaudited)           2001
                                    -------------     ------------  -------------   ------------   -------------      ------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
  Net investment income
    (loss) ...................   $     914,787   $    1,446,122    $   4,431,972    $  10,965,205    $    (234,506)   $     510,079
  Net realized gain (loss)
     on investments ..........         108,244             (846)      (4,092,313)     (50,258,342)     (19,463,044)     (20,820,418)
  Net unrealized appreciation
   (depreciation) of
   investments ...............         299,235          715,863       (7,787,114)       2,745,469       20,915,919      (12,494,273)
                                 -------------    -------------    -------------      -----------    -------------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS ............       1,322,266        2,161,139       (7,447,455)     (36,547,668)       1,218,369      (32,804,612)
                                 -------------    -------------    -------------      -----------    -------------    -------------
CAPITAL SHARE TRANSACTIONS
  (Note 4):
  Net proceeds from sale
     of shares ...............      12,677,236       39,211,843        3,270,459        6,729,975       82,722,049      104,114,227
  Dividends reinvested .......              --        1,432,835               --       10,970,845               --        1,291,539
  Cost of shares redeemed ....     (18,055,965)     (11,449,046)     (15,052,664)     (39,032,889)     (66,459,921)     (85,842,124)
  Dividend distributions .....              --       (1,432,835)              --      (10,970,845)              --       (1,291,539)
                                 -------------    -------------    -------------      -----------    -------------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS FROM
  CAPITAL SHARE
  TRANSACTIONS ...............      (5,378,729)      27,762,797      (11,782,205)     (32,302,914)      16,262,128       18,272,103
                                 -------------    -------------    -------------      -----------    -------------    -------------
INCREASE (DECREASE) IN
  NET ASSETS .................      (4,056,463)      29,923,936      (19,229,660)     (68,850,582)      17,480,497      (14,532,509)
NET ASSETS, BEGINNING OF
  PERIOD/YEAR ................      44,123,838       14,199,902      272,089,529      340,940,111      294,617,371      309,149,880
                                 -------------    -------------    -------------      -----------    -------------    -------------
NET ASSETS, END OF
  PERIOD/YEAR ................   $  40,067,375    $  44,123,838    $ 252,859,869    $ 272,089,529    $ 312,097,868    $ 294,617,371
                                 =============    =============    =============      ===========    =============    =============
COMPONENTS OF NET ASSETS:
  Paid-in capital ............   $  39,956,372    $  45,335,101    $ 311,161,607    $ 322,943,812    $ 317,499,810    $ 301,237,682
  Accumulated undistributed
    net investment income
     (loss) ..................         855,763          (59,024)       9,513,473        5,081,501         (518,348)        (283,842)
   Accumulated undistributed
    net realized gain (loss)
    on investments ...........      (1,088,544)      (1,196,788)     (61,260,928)     (57,168,615)     (43,892,636)     (24,429,592)
   Unrealized appreciation
      (depreciation) of
      investments ............         343,784           44,549       (6,554,283)       1,232,831       39,009,042       18,093,123
                                 -------------    -------------    -------------      -----------    -------------    -------------
NET ASSETS, END OF
  PERIOD/YEAR ................   $  40,067,375    $  44,123,838    $ 252,859,869      $272,089,52    $ 312,097,868    $ 294,617,371
                                 =============    =============    =============      ===========    =============    =============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                              FINANCIAL HIGHLIGHTS

     Income from investment operations and distributions per share for a Fund share outstanding during the six months ended June 30, 2002, and throughout each of the previous five years ended December 31, (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to the Funds are presented below.

                                                                                       Money Market Fund
                                                         ------------------------------------------------------------------
                                                          Six Months
                                                             Ended                      Years Ended December 31,
                                                         June 30, 2002   --------------------------------------------------
                                                          (Unaudited)     2001       2000        1999       1998       1997
                                                          -----------     ----       ----        ----       ----       ----
Net Asset Value, Beginning of Period/Year ..............    $ 1.19       $ 1.20     $  1.19     $ 1.18     $ 1.18     $ 1.19
                                                            ------       ------     -------     ------     ------     ------
Income From Investment Operations:
  Net Investment Income ................................      0.01         0.07        0.07       0.06       0.06       0.07

  Net Gains or (Losses) on Securities realized and
    unrealized .........................................        --        (0.01)         --         --         --         --

Total From Investment Operations .......................      0.01         0.06        0.07       0.06       0.06       0.07
                                                            ------       ------     -------     ------     ------     ------
Less: Dividend Distributions:
  From Net Investment Income ...........................     --           (0.07)      (0.06)     (0.05)     (0.06)     (0.08)
                                                            ------       ------     -------     ------     ------     ------
Total Distributions ....................................     --           (0.07)      (0.06)     (0.05)     (0.06)     (0.08)
                                                            ------       ------     -------     ------     ------     ------
Net Asset Value, End of Period/Year ....................    $ 1.20       $ 1.19     $  1.20     $ 1.19     $ 1.18     $ 1.18
                                                            ======       ======     =======     ======     ======     ======

Total Return (%) .......................................       0.7          3.9         6.2        5.1        5.4        5.5

Net Assets, End of Period/Year ($ millions) ............        90           94         141         74         81         68

Ratio of Expenses to Average Net Assets (%) ............      0.25(a)      0.25        0.25       0.25       0.25       0.25

Ratio of Net Investment Income to Average Net Assets (%)      1.54(a)      4.12        6.17       4.93       5.26       5.32

Portfolio Turnover Rate(a) .............................       N/A          N/A         N/A        N/A        N/A        N/A


------------
(a) Annualized
(b) Portfolio turnover rate excludes all short-term securities.
N/A=Not Applicable.

   The accompanying notes are an integral part of these financial statements.


                                      MUTUAL OF AMERICA INVESTMENT CORPORATION
                                          FINANCIAL HIGHLIGHTS (Continued)

                                                                                    All America Fund
                                                         ------------------------------------------------------------------
                                                          Six Months
                                                             Ended                      Years Ended December 31,
                                                         June 30, 2002   --------------------------------------------------
                                                          (Unaudited)     2001       2000        1999       1998       1997
                                                          -----------     ----       ----        ----       ----       ----
Net Asset Value, Beginning of Period/Year .............     $ 2.09       $ 2.54     $  3.37     $ 2.90     $ 2.71     $ 2.44
                                                            ------       ------     -------     ------     ------     ------
Income From Investment Operations:
  Net Investment Income ...............................       0.01         0.02        0.03       0.02       0.03       0.03

  Net Gains or (Losses) on Securities realized and
    unrealized ........................................      (0.23)       (0.46)      (0.19)      0.72       0.54       0.62
                                                            ------       ------     -------     ------     ------     ------
Total From Investment Operations ......................      (0.22)       (0.44)      (0.16)      0.74       0.57       0.65
                                                            ------       ------     -------     ------     ------     ------
Less Dividend Distributions:
  From Net Investment Income ..........................         --        (0.01)      (0.02)     (0.03)     (0.03)     (0.03)

  From Capital Gains ..................................         --           --       (0.65)     (0.24)     (0.35)     (0.35)
                                                            ------       ------     -------     ------     ------     ------
Total Distributions ...................................         --        (0.01)      (0.67)     (0.27)     (0.38)     (0.38)
                                                            ------       ------     -------     ------     ------     ------
Net Asset Value, End of Period/Year ...................     $ 1.87       $ 2.09     $  2.54     $ 3.37     $ 2.90     $ 2.71
                                                            ======       ======     =======     ======     ======     ======
Total Return (%) ......................................      -10.3        -17.4        -5.0       25.8       21.3       26.8

Net Assets, End of Period/Year ($ millions) ...........        508          604         771        886        732        700

Ratio of Expenses to Average Net Assets (%) ...........       0.50(a)      0.50        0.50       0.50       0.50       0.50

Ratio of Net Investment Income to Average Net Assets (%)      0.70(a)      0.70        0.64       0.73       0.84       0.98

Portfolio Turnover Rate (%)(b) ........................         28.69     75.93       90.00      30.03      40.47      28.64

---------------
(a) Annualized
(b) Portfolio turnover rate excludes all short-term securities.

   The accompanying notes are an integral part of these financial statements.

                                            MUTUAL OF AMERICA INVESTMENT CORPORATION
                                                FINANCIAL HIGHLIGHTS (Continued)

                                                           Equity Index Fund                   Mid-Cap Equity Index Fund
                                             --------------------------------------------  ---------------------------------
                                             Six Months                                    Six Months
                                               Ended                                         Ended            Years Ended
                                              June 30,       Years Ended December 31,       June 30,          December 31,
                                                2002     --------------------------------    2002        -------------------
                                            (Unaudited)  2001   2000   1999   1998   1997 (Unaudited)   2001   2000  1999(b)
                                            -----------  ----   ----   ----   ----   ---- -----------   ----   ----  ------

Net Asset Value, Beginning of
  Period/Year ..............................    $2.02   $2.37  $2.88  $2.45  $2.08  $1.59     $1.16      $1.21  $1.11  $1.00
                                                -----   -----  -----  -----  -----  -----     -----      -----  -----  -----
Income From Investment Operations:
  Net Investment Income ....................     0.01    0.03   0.06   0.03   0.03   0.03      0.01       0.01   0.02   0.01
                                                -----   -----  -----  -----  -----  -----     -----      -----  -----  -----
  Net Gains or (Losses) on Securities
    realized and unrealized ................    (0.28)  (0.31) (0.32)  0.48   0.54   0.50    (0.05)      (0.03)  0.17   0.11
                                                -----   -----  -----  -----  -----  -----     -----      -----  -----  -----
Total From Investment Operations ...........    (0.27)  (0.28) (0.26)  0.51   0.57   0.53    (0.04)      (0.02)  0.19   0.12
                                                -----   -----  -----  -----  -----  -----     -----      -----  -----  -----
Less Dividend Distributions:
  From Net Investment Income ...............       --   (0.03) (0.03) (0.03) (0.03) (0.03)      --       (0.01) (0.01) (0.01)

  From Capital Gains .......................       --   (0.04) (0.22) (0.05) (0.19) (0.01)      --       (0.02) (0.08)    --
                                                -----   -----  -----  -----  -----  -----     -----      -----  -----  -----
Total Distributions ........................       --   (0.07) (0.25) (0.08) (0.20) (0.04)      --       (0.03) (0.09) (0.01)
                                                =====   =====  =====  =====  =====  =====     =====      =====  =====  =====
Net Asset Value, End of Period/Year ........    $1.75   $2.02  $2.37  $2.88  $2.45  $2.08     $1.12      $1.16  $1.21  $1.11
                                                =====   =====  =====  =====  =====  =====     =====      =====  =====  =====
Total Return (%) ...........................    -13.2   -12.2   -9.0   20.6   28.6   33.1      -3.6       -1.1   16.7   11.8

Net Assets, End of Period/Year
  ($ millions) .............................      434     464    499    583    411    237       145        112     95     34

Ratio of Expenses to Average
  Net Assets (%) ...........................     0.13(a) 0.13   0.13   0.13   0.13   0.13      0.13(a)    0.13   0.13    0.13(a)

Ratio of Net Investment Income to
  Average Net Assets (%) ...................     1.33(a) 1.24   1.09   1.34   1.57   1.86      0.94(a)    1.13   1.65    1.70(a)

Portfolio Turnover Rate (%)(c) .............     1.07   10.06  10.78   6.89  11.68  14.17     10.24      34.78  50.10   31.67

-----------------
(a) Annualized.
(b) Commenced operations May 3, 1999.
(c) Portfolio turnover rate excludes all short-term securities.

   The accompanying notes are an integral part of these financial statements.


                                           MUTUAL OF AMERICA INVESTMENT CORPORATION
                                               FINANCIAL HIGHLIGHTS (Continued)

                                                                                    Bond Fund
                                                         ------------------------------------------------------------------
                                                          Six Months
                                                             Ended                      Years Ended December 31,
                                                         June 30, 2002   --------------------------------------------------
                                                          (Unaudited)     2001       2000        1999       1998       1997
                                                          -----------     ----       ----        ----       ----       ----
Net Asset Value, Beginning of Period/Year .............     $1.30        $1.31      $1.30       $1.42      $1.43      $1.38
                                                            -----        -----      -----       -----      -----      -----
Income From Investment Operations:
  Net Investment Income ...............................      0.04         0.13       0.15        0.10       0.10       0.09

  Net Gains or (Losses) on Securities
     realized and unrealized ..........................     (0.01)       (0.01)     (0.04)      (0.12)        --       0.06
                                                            -----        -----      -----       -----      -----      -----
Total From Investment Operations ......................      0.03         0.12       0.11       (0.02)      0.10       0.15
                                                            -----        -----      -----       -----      -----      -----
Less Dividend Distributions:
  From Net Investment Income ..........................        --        (0.13)     (0.10)      (0.10)     (0.10)     (0.09)

  From Capital Gains ..................................        --           --         --          --      (0.01)     (0.01)
                                                            -----        -----      -----       -----      -----      -----
Total Distributions ...................................        --        (0.13)     (0.10)      (0.10)     (0.11)     (0.10)
                                                            -----        -----      -----       -----      -----      -----
Net Asset Value, End of Period/Year ...................     $1.33        $1.30      $1.31       $1.30      $1.42      $1.43
                                                            =====        =====      =====       =====      =====      =====
Total Return (%) ......................................       2.5          8.7        8.9        -1.9        7.2       10.4

Net Assets, End of Period/Year ($ millions) ...........       422          404        513         466        465        414

Ratio of Expenses to Average Net Assets (%) ...........      0.50(a)      0.50       0.50        0.50       0.50       0.50

Ratio of Net Investment Income to Average Net Assets (%)     6.69(a)      7.19       7.40        7.11       6.73       6.69

Portfolio Turnover Rate (%)(b) ........................     58.28         9.25      18.42       29.32      21.60      57.71

------------
(a) Annualized
(b) Portfolio turnover rate excludes all short-term securities.

   The accompanying notes are an integral part of these financial statements.


                                           MUTUAL OF AMERICA INVESTMENT CORPORATION
                                               FINANCIAL HIGHLIGHTS (Continued)

                                                                                    Short-Term Bond Fund
                                                         ------------------------------------------------------------------
                                                          Six Months
                                                             Ended                      Years Ended December 31,
                                                         June 30, 2002   --------------------------------------------------
                                                          (Unaudited)     2001       2000        1999       1998       1997
                                                          -----------     ----       ----        ----       ----       ----
Net Asset Value, Beginning of Period/Year ............      $1.03        $1.01      $0.99       $1.03      $1.02      $1.03
                                                            -----        -----      -----       -----      -----      -----
Income From Investment Operations:
  Net Investment Income ..............................       0.02         0.06       0.09        0.09       0.05       0.07

  Net Gains or (Losses) on Securities realized
    and unrealized ...................................         --         0.02      (0.01)      (0.04)      0.01      (0.01)
                                                            -----        -----      -----       -----      -----      -----
Total From Investment Operations .....................       0.02         0.08       0.08        0.05       0.06       0.06
                                                            -----        -----      -----       -----      -----      -----
Less Dividend Distributions:
  From Net Investment Income .........................         --        (0.06)     (0.06)      (0.09)     (0.05)     (0.07)

  From Capital Gains .................................         --           --         --          --         --         --
                                                            -----        -----      -----       -----      -----      -----
Total Distributions ..................................         --        (0.06)     (0.06)      (0.09)     (0.05)     (0.07)
                                                            -----        -----      -----       -----      -----      -----
Net Asset Value, End of Period/Year ..................      $1.05        $1.03      $1.01       $0.99      $1.03      $1.02
                                                            =====        =====      =====       =====      =====      =====
Total Return (%) .....................................        2.6          7.4        7.8         4.2        5.7          6

Net Assets, End of Period/Year ($ millions) ..........         20           16         12          12         22         15

Ratio of Expenses to Average Net Assets (%) ..........       0.50(a)      0.50       0.50        0.50       0.50       0.50

Ratio of Net Investment Income to Average Net Assets (%)     4.75(a)      5.79       6.10        5.48       5.46       5.81

Portfolio Turnover Rate (%)(b) .......................      23.90        60.13      45.01       44.68      91.35      74.95

----------
(a) Annualized
(b) Portfolio turnover rate excludes all short-term securities.

   The accompanying notes are an integral part of these financial statements.


                                           MUTUAL OF AMERICA INVESTMENT CORPORATION
                                               FINANCIAL HIGHLIGHTS (Continued)

                                                                                   Mid-Term Bond Fund
                                                         ------------------------------------------------------------------
                                                          Six Months
                                                             Ended                      Years Ended December 31,
                                                         June 30, 2002   --------------------------------------------------
                                                          (Unaudited)     2001       2000        1999       1998       1997
                                                          -----------     ----       ----        ----       ----       ----
Net Asset Value, Beginning of Period/Year                   $0.91        $0.85      $0.87       $0.91      $0.90      $0.90
                                                            -----        -----      -----       -----      -----      -----
Income From Investment Operations:
  Net Investment Income                                      0.02         0.03       0.08        0.05       0.05       0.05

  Net Gains or (Losses) on Securities realized
     and unrealized                                          0.01         0.06      (0.05)      (0.04)      0.01       0.01
                                                            -----        -----      -----       -----      -----      -----
Total From Investment Operations                             0.03         0.09       0.03        0.01       0.06       0.06
                                                            -----        -----      -----       -----      -----      -----
Less Dividend Distributions:
  From Net Investment Income                                   --        (0.03)     (0.05)      (0.05)     (0.05)     (0.06)

  From Capital Gains                                           --           --         --          --         --         --
                                                            -----        -----      -----       -----      -----      -----
Total Distributions                                            --        (0.03)     (0.05)      (0.05)     (0.05)     (0.06)
                                                            -----        -----      -----       -----      -----      -----
Net Asset Value, End of Period/Year                         $0.94        $0.91      $0.85       $0.87      $0.91      $0.90
                                                            =====        =====      =====       =====      =====      =====
Total Return (%)                                              3.4         10.4        4.8         1.4        6.4        7.3

Net Assets, End of Period/Year ($ millions)                    40           44         14          13         15         15

Ratio of Expenses to Average Net Assets (%)                  0.50(a)      0.50       0.50        0.50       0.50       0.50

Ratio of Net Investment Income to Average Net Assets (%)     4.58(a)      5.16       6.26        5.75       5.76       5.87

Portfolio Turnover Rate (%)(b)                              11.74         6.38      10.57       10.28      23.09      12.89

-----------
(a) Annualized
(b) Portfolio turnover rate excludes all short-term securities.

   The accompanying notes are an integral part of these financial statements.


                                           MUTUAL OF AMERICA INVESTMENT CORPORATION
                                               FINANCIAL HIGHLIGHTS (Continued)

                                                                                       Composite Fund
                                                         ------------------------------------------------------------------
                                                          Six Months
                                                             Ended                      Years Ended December 31,
                                                         June 30, 2002   --------------------------------------------------
                                                          (Unaudited)     2001       2000        1999       1998       1997
                                                          -----------     ----       ----        ----       ----       ----
Net Asset Value, Beginning of Period/Year                   $1.37        $1.60      $1.91       $1.78      $1.62      $1.77
                                                            -----        -----      -----       -----      -----      -----
Income From Investment Operations:
  Net Investment Income                                      0.02         0.06       0.10        0.06       0.07       0.07

  Net Gains or (Losses) on Securities realized
    and unrealized                                          (0.06)       (0.23)     (0.11)       0.21       0.17       0.24
                                                            -----        -----      -----       -----      -----      -----
Total From Investment Operations                            (0.04)       (0.17)     (0.01)       0.27       0.24       0.31
                                                            -----        -----      -----       -----      -----      -----
Less Dividend Distributions:
  From Net Investment Income                                   --        (0.04)     (0.07)      (0.06)     (0.07)     (0.07)

  From Capital Gains                                           --        (0.02)     (0.23)      (0.08)     (0.01)     (0.39)
                                                            -----        -----      -----       -----      -----      -----
Total Distributions                                            --        (0.06)     (0.30)      (0.14)     (0.08)     (0.46)
                                                            -----        -----      -----       -----      -----      -----
Net Asset Value, End of Period/Year                         $1.33        $1.37      $1.60       $1.91      $1.78      $1.62
                                                            =====        =====      =====       =====      =====      =====
Total Return (%)                                             -2.8          -11       -0.5        15.2       14.5       17.7

Net Assets, End of Period/Year ($ millions)                   253          272        341         364        336        305

Ratio of Expenses to Average Net Assets (%)                  0.50(a)      0.50       0.50        0.50       0.50       0.50

Ratio of Net Investment Income to Average Net Assets (%)     3.39(a)      3.64       3.36        3.23       3.68       3.57

Portfolio Turnover Rate (%)(b)                              88.27       248.42     161.01       99.41      73.85     104.04

------------------
(a) Annualized
(b) Portfolio turnover rate excludes all short-term securities.

   The accompanying notes are an integral part of these financial statements.


                                           MUTUAL OF AMERICA INVESTMENT CORPORATION
                                               FINANCIAL HIGHLIGHTS (Continued)

                                                                                Aggressive Equity Fund
                                                         ------------------------------------------------------------------
                                                          Six Months
                                                             Ended                      Years Ended December 31,
                                                         June 30, 2002   --------------------------------------------------
                                                          (Unaudited)     2001       2000        1999       1998       1997
                                                          -----------     ----       ----        ----       ----       ----
Net Asset Value, Beginning of Period/Year                   $1.56        $1.76      $2.16       $1.51      $1.61      $1.47
                                                            -----        -----      -----       -----      -----      -----
Income From Investment Operations:
  Net Investment Income                                        --           --       0.01          --         --       0.01

  Net Gains or (Losses) on Securities
    realized and unrealized                                  0.01        (0.19)     (0.04)       0.65      (0.09)      0.31
                                                            -----        -----      -----       -----      -----      -----
Total From Investment Operations                             0.01        (0.19)     (0.03)       0.65      (0.09)      0.32
                                                            -----        -----      -----       -----      -----      -----
Less Dividend Distributions:
  From Net Investment Income                                   --        (0.01)     (0.01)         --         --      (0.01)

  From Capital Gains                                           --           --      (0.36)         --      (0.01)     (0.17)
                                                            -----        -----      -----       -----      -----      -----
Total Distributions                                            --        (0.01)     (0.37)         --      (0.01)     (0.18)
                                                            -----        -----      -----       -----      -----      -----
Net Asset Value, End of Period/Year                         $1.57        $1.56      $1.76       $2.16      $1.51      $1.61
                                                            =====        =====      =====       =====      =====      =====
Total Return (%)                                              0.8        -10.6       -1.2        43.3       -5.1       21.2

Net Assets, End of Period/Year ($ millions)                   312          295        309         278        205        287

Ratio of Expenses to Average Net Assets (%)                  0.85(a)      0.85       0.85        0.85       0.85       0.85

Ratio of Net Investment Income to Average Net Assets (%)    -0.16(a)      0.18       0.61        0.01       0.18       0.33

Portfolio Turnover Rate (%)(b)                              43.23       221.49      62.44      134.62     144.05      80.94

------------------
(a) Annualized
(b) Portfolio turnover rate excludes all short-term securities.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

     Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life"). As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. There are currently nine Funds: a Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, and Aggressive Equity Fund.

     Investment Company shares are issued only to Mutual of America Life, and, on a limited basis, to The American Life Insurance Company of New York, for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies.

     The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

     The  following  is  a  summary  of  the  significant   accounting  policies
consistently followed by the Investment Company, which is in conformity with accounting principles generally accepted in the United States:

     Security Valuation -- Investment securities are valued as follows:

          Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

          Debt securities are valued on the basis of prices obtained from an independent pricing service which are believed to be reflective of fair market value. In the rare instance when such a price is not available from an independent pricing service, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

          Short-term debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are stated at market value.

     Investment Transactions -- Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock is based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

     Equity-type funds with an indexed portfolio component may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

     Investment Income -- Interest income, accretion of discount and amortization of premium are recorded on an accrual basis daily. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

     Distributions to Shareholders ("Dividends") -- Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income and to distribute net realized gains, if any, on an annual basis, in accordance with income tax regulations, which may differ from generally accepted accounting principles.

     Federal Income Taxes -- The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2.  EXPENSES

     The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Composite Fund, .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, and .85% of the value of the net assets of the Aggressive Equity Fund.

      Under Sub-Advisory Agreements, the Adviser has delegated a portion of its investment advisory responsibilities for the All America Fund to subadvisers and pays the subadvisers directly for their investment advisory services. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreements. Effective October 1, 2001 the number of subadvisers was reduced from two to one.

     The Adviser voluntarily limits the expenses of each Fund, other than for brokers' commissions and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds of the Investment Company to the Adviser. The Adviser may discontinue this practice at any time.

3.  PURCHASES AND SALES

     The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the six months ended June 30, 2002 was as follows:


                                                                               Mid-Cap
                                             All America    Equity Index    Equity Index        Bond
                                                Fund            Fund            Fund            Fund
                                             -----------     -----------     -----------     -----------
Cost of investment purchases ............   $159,274,646    $ 43,452,107    $ 55,557,594      $403,143,984
                                            ============    ============    ============      ============
Proceeds from sales of investments ......   $192,390,121    $  4,810,532    $ 13,415,063      $231,465,993
                                            ============    ============    ============      ============


                                            Short-Term       Mid-Term        Composite      Aggressive
                                             Bond Fund       Bond Fund         Fund         Equity Fund
                                             ----------     -----------     -----------     -----------
Cost of investment purchases ............   $  7,754,488    $  4,544,503    $239,875,215      $165,020,553
                                            ============    ============    ============      ============
Proceeds from sales of investments ......   $  3,922,178    $  8,326,062    $222,529,001      $124,062,003
                                            ============    ============    ============      ============

     The cost of short-term security purchases for the Money Market Fund for the period was $476,493,227; net proceeds from sales and redemptions for the period was $472,670,438.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

3.  PURCHASES AND SALES (CONTINUED)

      At June 30, 2002 the net unrealized appreciation (depreciation) of investments (including futures contracts) based on cost, which was substantially the same for Federal income tax purposes, was as follows:

                                                                                                 Mid-Cap
                                                   Money       All America    Equity Index    Equity Index       Bond
                                                Market Fund       Fund            Fund            Fund           Fund
                                                 ---------     -----------     -----------     -----------    -----------
Aggregate gross unrealized appreciation          $      --   $138,799,602     $ 58,930,496   $  15,328,301    $ 9,776,005
Aggregate gross unrealized depreciation               (220)    78,482,635       85,461,127      21,949,896     37,885,680
                                                 ---------   ------------     ------------    ------------   ------------
Net unrealized appreciation (depreciation)       $    (220)  $ 60,316,967     $(26,530,631)   $ (6,621,595)  $(28,109,675)
                                                 =========   ============     ============    ============   ============


                                                Short-Term      Mid-Term        Composite      Aggressive
                                                 Bond Fund      Bond Fund         Fund         Equity Fund
                                                 ---------     -----------     -----------     -----------
Aggregate gross unrealized appreciation          $ 318,560   $    689,540     $  8,613,816    $ 47,428,210
Aggregate gross unrealized depreciation             15,193        345,756       15,168,099       8,419,168
                                                 ---------   ------------     ------------    ------------
Net unrealized appreciation (depreciation)       $ 303,367   $    343,784     $ (6,554,283)   $ 39,009,042
                                                 =========   ============     ============    ============

4. CAPITAL SHARE ACTIVITY

     The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Shares are currently allocated into the nine series of Funds as follows:

                                                      Authorized No. of Shares
                                                      -----------------------
Money Market Fund ....................................      175,000,000
All America Fund .....................................      500,000,000
Equity Index Fund ....................................      275,000,000
Mid-Cap Equity Index Fund ............................      150,000,000
Bond Fund ............................................      425,000,000
Short-Term Bond Fund .................................       50,000,000
Mid-Term Bond Fund ...................................       75,000,000
Composite Fund .......................................      300,000,000
Aggressive Equity Fund ...............................      500,000,000
                                                          -------------
    Sub-Total ........................................    2,450,000,000
Shares to be allocated at the discretion of the  Board
  of Directors .......................................      550,000,000
                                                          -------------
    Total ............................................    3,000,000,000
                                                          =============

Transactions in shares were as follows:

                                                           For the Six Months Ended June 30, 2002
                                               --------------------------------------------------------------
                                                                                                    Mid-Cap
                                               Money Market      All America     Equity Index    Equity Index
                                                   Fund             Fund             Fund            Fund
                                                ----------       -----------     -----------     -----------
Shares issued ...............................    57,951,585       27,201,747      48,296,089     103,273,331
Shares issued to shareholders as
  reinvestment of dividends .................            --               --              --              --
                                                 ----------      -----------     -----------     -----------
Total .......................................    57,951,585       27,201,747      48,296,089     103,273,331
Shares redeemed .............................   (62,259,830)     (44,988,617)    (30,386,634)    (70,486,670)
                                                 ----------       -----------     -----------     -----------
Net increase (decrease) .....................    (4,308,245)     (17,786,870)     17,909,455      32,786,661
                                                 ==========      ===========     ===========     ===========

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

4. CAPITAL SHARE ACTIVITY (CONTINUED)

                                                        For the Six Months Ended June 30, 2002
                                      --------------------------------------------------------------------------
                                        Bond         Short-Term      Mid-Term         Composite       Aggressive
                                        Fund          Bond Fund      Bond Fund          Fund         Equity Fund
                                      ---------       ---------      ----------      ----------       ----------
Shares issued ..................     25,080,747       5,622,526      13,656,188       2,425,415      51,000,198
Shares issued to shareholders as
  reinvestment of dividends ....             --              --              --              --              --
                                      ---------       ---------      ----------      ----------       ---------
Total ..........................     25,080,747       5,622,526      13,656,188       2,425,415      51,000,198
Shares redeemed ................    (19,513,643)     (2,452,926)    (19,557,487)    (11,117,993)    (41,413,918)
                                      ---------       ---------      ----------      ----------       ---------
Net increase (decrease) ........      5,567,104       3,169,600      (5,901,299)     (8,692,578)      9,586,280
                                      =========       =========      ==========      ==========       =========

                                                For the Year Ended December 31, 2001
                                    ---------------------------------------------------------------
                                                                                        Mid-Cap
                                    Money Market      All America     Equity Index    Equity Index
                                        Fund             Fund             Fund            Fund
                                    ------------      -----------     ------------     ------------
Shares issued ..................     133,593,686       65,864,232      119,265,030      119,693,415
Shares issued to shareholders as
  reinvestment of dividends ....       4,141,789        1,183,429        7,626,489        2,404,728
                                    ------------      -----------     ------------     ------------
Total ..........................     137,735,475       67,047,661      126,891,519      122,098,143
Shares redeemed ................    (175,116,243)     (81,710,600)    (106,691,595)    (103,942,797)
                                    ------------      -----------     ------------     ------------
Net increase (decrease) ........     (37,380,768)     (14,662,939)      20,199,924       18,155,346
                                    ============      ===========     ============     ============


                                                        For the Year Ended December 31, 2001
                                    ---------------------------------------------------------------------------------
                                        Bond           Short-Term       Mid-Term         Composite       Aggressive
                                        Fund           Bond Fund        Bond Fund           Fund         Equity Fund
                                    ------------       ----------      -----------      -----------      -----------
Shares issued ..................      35,514,577        9,411,379       42,662,858        4,570,288       65,971,187
Shares issued to shareholders as
  reinvestment of dividends ....      27,617,149          821,449        1,568,752        8,019,591          857,329
                                    ------------       ----------      -----------      -----------      -----------
Total ..........................      63,131,726       10,232,828       44,231,610       12,589,879       66,828,516

Shares redeemed ................    (143,399,409)      (6,594,393)     (12,534,499)     (26,788,826)     (54,276,815)
                                    ------------       ----------      -----------      -----------      -----------
Net increase (decrease) ........     (80,267,683)       3,638,435       31,697,111      (14,198,947)      12,551,701
                                    ============       ==========      ===========      ===========      ===========


5.  DIVIDENDS

     No dividends have been declared or paid as of June 30, 2002. It is the Investment Company's practice to declare and distribute such dividends at the end of the year in conformity with Internal Revenue Code regulations.

     As of December 31, 2001 undistributed net income and undistributed accumulated gain (loss) on a tax basis was as follows:

                                                                                                 Mid-Cap
                                                   Money      All America      EquityIndex    Equity Index         Bond
                                                Market Fund      Fund              Fund           Fund             Fund
                                                -----------   -----------      -----------    ------------      ----------
  Undistributed ordinary income                 $  63,136     $         --      $      --      $   70,251       $ 124,644
  Undistributed long-term capital gains         $      --     $         --      $      --      $1,398,414       $      --
  Capital loss carryforwards                    $ (10,898)    $(17,423,695)     $      --      $  (95,882)      $      --


As of December 31, 2001 undistributed net income and undistributed accumulated gain (loss) on a tax basis was as follows:

                                                Short-Term      Mid-Term        Composite      Aggressive
                                                 Bond Fund      Bond Fund         Fund         Equity Fund
                                                ----------      ---------       ---------      -----------
  Undistributed ordinary income                  $   7,331    $        --     $  4,451,517    $    508,070
  Undistributed long-term capital gains          $      --    $        --     $         --    $         --
  Capital loss carryforwards                     $ (73,879)   $(1,195,000)    $(48,479,993)   $(24,593,124)

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

6.  CHANGE IN INDEPENDENT AUDITOR

     In May 2002, Arthur Andersen LLP (Arthur Andersen) was replaced as independent auditor for the Investment Company. KPMGLLP (KPMG) was selected as the Investment Company's independent auditor for 2002. The selection of KPMG as its independent auditor was made by the Investment Company's Board of Directors.

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839

www.mutualofamerica.com